UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22519
First Trust Exchange-Traded AlphaDEX® Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Asia Pacific
ex-Japan AlphaDEX® Fund
FPA | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust Asia Pacific ex-Japan AlphaDEX® Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$98	0.81%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 42.31% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the MSCI Pacific ex-Japan Index, which returned 20.62% for the same Period.
During the Period, investments in South Korea received the greatest allocation of any country, with an average weight of 46.7% and contributed 32.5% to overall Fund return, the greatest contribution of any country. Investments in Taiwan contributed -0.5% to overall Fund return, the most negative contribution of any country, and held an average weight of 0.7%. The Fund’s currency exposure contributed 3.6% to overall Fund return.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	42.31%	7.23%	6.57%
Nasdaq AlphaDEX® Asia Pacific Ex-JapanTM Index	43.92%	8.57%	7.68%
Nasdaq Developed Markets Asia Pacific Ex-JapanTM Index	40.29%	5.76%	8.08%
MSCI Pacific ex-Japan Index	20.62%	5.74%	7.34%
Visit www.ftportfolios.com/etf/FPA for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$24,301,244
Total number of portfolio holdings	102
Total advisory fee paid	$153,982
Portfolio turnover rate	104%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
SK Square Co., Ltd.	2.8%
SK hynix, Inc.	2.3%
Hyundai Motor Co.	2.1%
Hyosung Heavy Industries Corp.	2.1%
Korea Electric Power Corp.	2.0%
Hyundai Mobis Co., Ltd.	1.9%
HD Hyundai Co., Ltd.	1.9%
Kia Corp.	1.9%
Woodside Energy Group Ltd.	1.6%
Hanwha Ocean Co., Ltd.	1.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FPA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Asia Pacific Ex-JapanTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)

First Trust Europe AlphaDEX® Fund
FEP | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust Europe AlphaDEX® Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Europe AlphaDEX® Fund	$103	0.81%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 55.13% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the MSCI Europe Index, which returned 35.41% for the same Period.
During the Period, investments in the United Kingdom received the greatest allocation of any country, with an average weight of 18.5% and contributed 8.6% to overall Fund return. With an average weight of 18.0%, investments in Germany contributed 11.7% to overall Fund return, the greatest contribution of any country. No country contributed negatively to overall Fund return. The Fund’s currency exposure contributed 15.3% to overall Fund return.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Europe AlphaDEX® Fund	55.13%	10.91%	9.36%
Nasdaq AlphaDEX® EuropeTM Index	56.05%	11.68%	10.04%
Nasdaq Developed Markets EuropeTM Index	36.05%	9.90%	8.35%
MSCI Europe Index	35.41%	10.30%	8.52%
Visit www.ftportfolios.com/etf/FEP for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$408,463,397
Total number of portfolio holdings	202
Total advisory fee paid	$2,256,568
Portfolio turnover rate	92%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., Repurchase Agreement	2.1%
HOCHTIEF AG	1.1%
Fresnillo PLC	1.1%
SSAB AB, Class B	1.0%
Standard Chartered PLC	1.0%
Endeavour Mining PLC	1.0%
ACS Actividades de Construccion y Servicios S.A.	1.0%
Rio Tinto PLC	0.9%
Banco Bilbao Vizcaya Argentaria S.A.	0.9%
UNIQA Insurance Group AG	0.9%
Sector Allocation
Repurchase agreements are held as collateral for securities lending arrangements.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FEP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® EuropeTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Europe AlphaDEX® Fund (FEP)

First Trust Latin America AlphaDEX® Fund
FLN | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust Latin America AlphaDEX® Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FLN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Latin America AlphaDEX® Fund	$103	0.81%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 54.67% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI EM Latin America Index, which returned 54.81% for the same Period.
During the Period, investments in Brazil received the greatest allocation of any country, with an average weight of 53.5% and contributed 27.0% to overall Fund return, the greatest contribution of any country. No country contributed negatively to overall Fund return. The Fund’s currency exposure contributed 15.7% to overall Fund return.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Latin America AlphaDEX® Fund	54.67%	8.14%	10.05%
Nasdaq AlphaDEX® Latin AmericaTM Index	57.10%	9.59%	11.41%
Nasdaq Latin AmericaTM Index	54.95%	7.72%	8.59%
MSCI EM Latin America Index	54.81%	8.65%	8.79%
Visit www.ftportfolios.com/etf/FLN for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$15,910,073
Total number of portfolio holdings	51
Total advisory fee paid	$110,201
Portfolio turnover rate	100%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Latam Airlines Group S.A.	3.7%
Eneva S.A.	3.7%
Industrias Penoles S.A.B. de C.V.	3.7%
Falabella S.A.	3.7%
Vibra Energia S.A.	3.4%
Banco BTG Pactual S.A.	3.3%
PRIO S.A.	3.3%
Prologis Property Mexico S.A. de C.V.	3.3%
Cemex S.A.B. de C.V., Series CPO	3.2%
Cia Energetica de Minas Gerais	3.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FLN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Latin AmericaTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Latin America AlphaDEX® Fund (FLN)

First Trust China AlphaDEX® Fund
FCA | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust China AlphaDEX® Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust China AlphaDEX® Fund	$98	0.81%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 42.95% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the MSCI China Index, which returned 31.17% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector, with an average weight of 23.9% and contributed 7.8% to overall Fund return. With an average weight of 11.1%, investments in the Materials sector contributed 13.1% to overall Fund return, the greatest contribution of any sector. Investments in the Utilities sector contributed -0.4% to overall Fund return, the most negative contribution of any sector, and held an average weight of 3.7%. The Fund’s currency exposure contributed -0.2% to overall Fund return.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust China AlphaDEX® Fund	42.95%	4.15%	7.28%
Nasdaq AlphaDEX® ChinaTM Index	44.36%	4.96%	8.53%
Nasdaq ChinaTM Index	32.96%	-2.17%	4.73%
MSCI China Index	31.17%	-3.20%	5.54%
Visit www.ftportfolios.com/etf/FCA for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$60,892,772
Total number of portfolio holdings	52
Total advisory fee paid	$379,849
Portfolio turnover rate	101%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., Repurchase Agreement	8.1%
China Hongqiao Group Ltd.	4.7%
Goldwind Science & Technology Co., Ltd., Class H	3.7%
China Reinsurance Group Corp., Class H	3.5%
New China Life Insurance Co., Ltd., Class H	3.3%
Shandong Gold Mining Co., Ltd., Class H	3.3%
Baidu, Inc., Class A	3.2%
PetroChina Co., Ltd., Class H	3.2%
People’s Insurance Co. Group of China (The) Ltd., Class H	2.9%
China Coal Energy Co., Ltd., Class H	2.8%
Sector Allocation
Repurchase agreements are held as collateral for securities lending arrangements.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FCA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® ChinaTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust China AlphaDEX® Fund (FCA)

First Trust Japan AlphaDEX® Fund
FJP | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust Japan AlphaDEX® Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Japan AlphaDEX® Fund	$94	0.81%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 32.14% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the MSCI Japan Index, which returned 24.60% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector, with an average weight of 34.8% and contributed 16.5% to overall Fund return, the greatest contribution of any sector. No sector contributed negatively to overall Fund return. The Fund’s currency exposure contributed 0.6% to overall Fund return.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Japan AlphaDEX® Fund	32.14%	8.38%	5.87%
Nasdaq AlphaDEX® JapanTM Index	32.90%	8.99%	6.42%
Nasdaq JapanTM Index	24.78%	6.47%	7.39%
MSCI Japan Index	24.60%	6.60%	7.62%
Visit www.ftportfolios.com/etf/FJP for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$207,222,947
Total number of portfolio holdings	101
Total advisory fee paid	$1,445,567
Portfolio turnover rate	91%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., Repurchase Agreement	9.1%
Fujikura Ltd.	2.3%
Taisei Corp.	2.2%
Kajima Corp.	1.9%
Inpex Corp.	1.9%
Kandenko Co., Ltd.	1.9%
Kansai Electric Power (The) Co., Inc.	1.8%
Subaru Corp.	1.7%
Central Japan Railway Co.	1.7%
Suzuki Motor Corp.	1.6%
Sector Allocation
Repurchase agreements are held as collateral for securities lending arrangements.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FJP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® JapanTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Japan AlphaDEX® Fund (FJP)

First Trust Developed Markets
ex-US AlphaDEX® Fund
FDT | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust Developed Markets ex-US AlphaDEX® Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Developed Markets ex-US AlphaDEX® Fund	$102	0.81%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 51.78% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the MSCI World ex USA Index, which returned 31.85% for the same Period.
During the Period, investments in Japan received the greatest allocation of any country, with an average weight of 25.7% and contributed 10.3% to overall Fund return, the greatest contribution of any country. Investments in Taiwan contributed -0.2% to overall Fund return, the most negative contribution of any country, and held an average weight of 0.2%. The Fund’s currency exposure contributed 8.4% to overall Fund return.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Developed Markets ex-US AlphaDEX® Fund	51.78%	10.77%	8.51%
Nasdaq AlphaDEX® Developed Markets Ex-USTM Index	53.17%	11.76%	9.37%
Nasdaq Developed Markets Ex-USTM Index	34.23%	8.86%	8.39%
MSCI World ex USA Index	31.85%	9.46%	8.55%
Visit www.ftportfolios.com/etf/FDT for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$789,234,288
Total number of portfolio holdings	301
Total advisory fee paid	$4,367,706
Portfolio turnover rate	109%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
JPMorgan Chase & Co., Repurchase Agreement	4.9%
SK Square Co., Ltd.	0.9%
HOCHTIEF AG	0.7%
SK hynix, Inc.	0.7%
Taisei Corp.	0.7%
Hyundai Motor Co.	0.7%
OceanaGold Corp.	0.7%
Hyosung Heavy Industries Corp.	0.6%
Sumitomo Pharma Co., Ltd.	0.6%
IAMGOLD Corp.	0.6%
Sector Allocation
Repurchase agreements are held as collateral for securities lending arrangements.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Developed Markets Ex-USTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)

First Trust Emerging Markets
AlphaDEX® Fund
FEM | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust Emerging Markets AlphaDEX® Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets AlphaDEX® Fund	$92	0.81%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 26.35% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets Index, which returned 33.57% for the same Period.
During the Period, investments in China received the greatest allocation of any country, with an average weight of 38.4% and contributed 12.9% to overall Fund return, the greatest contribution of any country. Investments in Turkey contributed -1.0% to overall Fund return, the most negative contribution of any country, and held an average weight of 6.3%. The Fund’s currency exposure contributed 2.9% to overall Fund return.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Emerging Markets AlphaDEX® Fund	26.35%	6.13%	8.12%
Nasdaq AlphaDEX® Emerging MarketsTM Index	27.73%	7.26%	9.33%
Nasdaq Emerging MarketsTM Index	27.14%	6.03%	8.89%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%
Visit www.ftportfolios.com/etf/FEM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$477,720,466
Total number of portfolio holdings	157
Total advisory fee paid	$3,398,480
Portfolio turnover rate	111%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
JPMorgan Chase & Co., Repurchase Agreement	5.1%
Aluminum Corp. of China Ltd., Class H	1.5%
Jiangxi Copper Co., Ltd., Class H	1.4%
Wiwynn Corp.	1.3%
Bumi Resources Minerals Tbk PT	1.3%
China Hongqiao Group Ltd.	1.3%
Gold Circuit Electronics Ltd.	1.3%
PetroChina Co., Ltd., Class H	1.2%
Industrias Penoles S.A.B. de C.V.	1.2%
Astra International Tbk PT	1.2%
Sector Allocation
Repurchase agreements are held as collateral for securities lending arrangements.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FEM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Emerging MarketsTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Emerging Markets AlphaDEX® Fund (FEM)

First Trust Germany AlphaDEX® Fund
FGM | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust Germany AlphaDEX® Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FGM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Germany AlphaDEX® Fund	$105	0.80%
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 63.48% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the MSCI Germany Index, which returned 36.28% for the same Period.
During the Period, investments in the Industrials sector received the greatest allocation of any sector, with an average weight of 37.3% and contributed 29.6% to overall Fund return, the greatest contribution of any sector. No sector contributed negatively to overall Fund return. The Fund’s currency exposure contributed 16.5% to overall Fund return.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Germany AlphaDEX® Fund	63.48%	6.61%	7.94%
Nasdaq AlphaDEX® GermanyTM Index	64.56%	6.78%	8.20%
Nasdaq GermanyTM Index	36.25%	8.05%	7.15%
MSCI Germany Index	36.28%	8.61%	7.59%
Visit www.ftportfolios.com/etf/FGM for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$84,314,203
Total number of portfolio holdings	42
Total advisory fee paid	$355,477
Portfolio turnover rate	66%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
HOCHTIEF AG	5.6%
Aurubis AG	4.9%
RWE AG	4.5%
Bank of America Corp., Repurchase Agreement	4.4%
Bayerische Motoren Werke AG	4.3%
Siemens Energy AG	4.3%
Mercedes-Benz Group AG	4.2%
Commerzbank AG	3.8%
Nordex SE	3.6%
Auto1 Group SE	3.5%
Sector Allocation
Repurchase agreements are held as collateral for securities lending arrangements.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FGM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® GermanyTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Germany AlphaDEX® Fund (FGM)

First Trust United Kingdom
AlphaDEX® Fund
FKU | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust United Kingdom AlphaDEX® Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FKU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust United Kingdom AlphaDEX® Fund	$96	0.81%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 37.60% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the MSCI United Kingdom Index, which returned 35.11% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 27.6% and contributed 14.9% to overall Fund return, the greatest contribution of any sector. No sector contributed negatively to overall Fund return. The Fund’s currency exposure contributed 8.8% to overall Fund return.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust United Kingdom AlphaDEX® Fund	37.60%	10.30%	6.10%
Nasdaq AlphaDEX® United KingdomTM Index	39.19%	11.66%	7.30%
Nasdaq United KingdomTM Index	35.13%	12.12%	7.47%
MSCI United Kingdom Index	35.11%	13.33%	7.83%
Visit www.ftportfolios.com/etf/FKU for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$86,499,266
Total number of portfolio holdings	76
Total advisory fee paid	$524,815
Portfolio turnover rate	65%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Fresnillo PLC	4.6%
Rio Tinto PLC	2.8%
Endeavour Mining PLC	2.8%
Lion Finance Group PLC	2.6%
International Consolidated Airlines Group S.A.	2.4%
Standard Chartered PLC	2.4%
Anglogold Ashanti PLC	2.3%
St. James's Place PLC	2.3%
Barclays PLC	2.3%
M&G PLC	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FKU to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® United KingdomTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust United Kingdom AlphaDEX® Fund (FKU)

First Trust India NIFTY 50
Equal Weight ETF
NFTY | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust India NIFTY 50 Equal Weight ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/NFTY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust India NIFTY 50 Equal Weight ETF	$83	0.81%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 5.73% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the NIFTY 50 Index, which returned 6.57% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 23.4% and contributed 5.1% to overall Fund return, the greatest contribution of any sector. Investments in the Information Technology sector contributed -1.6% to overall Fund return, the most negative contribution of any sector, and held an average weight of 9.6%. The Fund’s currency exposure contributed
-5.0% to overall Fund return.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust India NIFTY 50 Equal Weight ETF	5.73%	10.79%	9.41%
NIFTY 50 Equal Weight Index(1)	9.36%	14.62%	N/A
NIFTY 50 Index	6.57%	10.02%	10.62%
MSCI India Index	2.62%	9.88%	9.70%
(1)
On April 17, 2018, the Fund’s underlying index changed from the Nasdaq AlphaDEX® Taiwan Index to the NIFTY 50 Equal Weight Index. Therefore, the Fund’s performance and total returns shown for the periods prior to April 17, 2018, are not necessarily indicative of the performance that the Fund, based on the current index, would have generated. Since the Fund’s new underlying index had an inception date of September 29, 2017, it was not in existence for all the periods disclosed.

Visit www.ftportfolios.com/etf/NFTY for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$175,555,041
Total number of portfolio holdings	51
Total advisory fee paid	$1,724,255
Portfolio turnover rate	22%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Tata Steel Ltd.	2.1%
JSW Steel Ltd.	2.1%
Shriram Finance Ltd.	2.1%
Axis Bank Ltd.	2.1%
Bajaj Auto Ltd.	2.0%
Oil & Natural Gas Corp., Ltd.	2.0%
Tata Motors Passenger Vehicles Ltd.	2.0%
Mahindra & Mahindra Ltd.	2.0%
Kotak Mahindra Bank Ltd.	2.0%
NTPC Ltd.	2.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/NFTY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The First Trust India NIFTY 50 Equal Weight ETF (the “Product”) offered by First Trust is not sponsored, endorsed, sold or promoted by NSE INDICES LIMITED (formerly known as India Index Services & Products Limited (IISL)). NSE INDICES LIMITED does not make any representation or warranty, express or implied (including warranties of merchantability or fitness for particular purpose or use) and disclaims all liability to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product linked to the NIFTY 50 Equal WeightTM Index or particularly in the ability of the NIFTY 50 Equal WeightTM Index to track general stock market performance in India. Please read the full Disclaimers in relation to the NIFTY 50 Equal WeightTM Index in the Prospectus and Statement of Additional Information.
First Trust India NIFTY 50 Equal Weight ETF (NFTY)

First Trust Switzerland AlphaDEX® Fund
FSZ | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust Switzerland AlphaDEX® Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Switzerland AlphaDEX® Fund	$93	0.81%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 30.16% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI Switzerland Index, which returned 33.47% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 29.3% and contributed 13.8% to overall Fund return, the greatest contribution of any sector. Investments in the Information Technology sector contributed -0.1% to overall Fund return, the most negative contribution of any sector, and held an average weight of 2.5%. The Fund’s currency exposure contributed 15.8% to overall Fund return.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Switzerland AlphaDEX® Fund	30.16%	8.18%	9.51%
Nasdaq AlphaDEX® SwitzerlandTM Index	30.86%	8.57%	9.89%
Nasdaq SwitzerlandTM Index	33.36%	8.02%	8.57%
MSCI Switzerland Index	33.47%	8.08%	8.73%
Visit www.ftportfolios.com/etf/FSZ for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$44,291,372
Total number of portfolio holdings	41
Total advisory fee paid	$532,637
Portfolio turnover rate	80%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Holcim AG	5.2%
Helvetia Baloise Holding AG	4.4%
Avolta AG	4.3%
Swissquote Group Holding S.A.	4.2%
Sandoz Group AG	4.2%
Swatch Group (The) AG	4.1%
EFG International AG	4.1%
SFS Group AG	3.9%
Adecco Group AG	3.8%
BKW AG	3.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FSZ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® SwitzerlandTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Switzerland AlphaDEX® Fund (FSZ)

First Trust Developed Markets
ex-US Small Cap AlphaDEX® Fund
FDTS | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDTS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	$101	0.81%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 49.71% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the MSCI World ex-USA Index, which returned 31.85% for the same Period.
During the Period, investments in Japan received the greatest allocation of any country, with an average weight of 37.1% and contributed 17.7% to overall Fund return, the greatest contribution of any country. No country contributed negatively to overall Fund return. The Fund’s currency exposure contributed 6.2% to overall Fund return.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	49.71%	10.13%	8.72%
Nasdaq AlphaDEX® Developed Markets Ex-US Small CapTM Index	50.88%	11.15%	9.57%
Nasdaq Developed Markets Ex-US Small CapTM Index	36.02%	6.90%	7.56%
MSCI World ex-USA Index	31.85%	9.46%	8.55%
Visit www.ftportfolios.com/etf/FDTS for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$8,781,034
Total number of portfolio holdings	404
Total advisory fee paid	$59,137
Portfolio turnover rate	119%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., Repurchase Agreement	3.2%
Hankook Tire & Technology Co., Ltd.	0.6%
Migdal Insurance & Financial Holding Ltd.	0.5%
Wasion Holdings Ltd.	0.5%
Baytex Energy Corp.	0.5%
Aris Mining Corp.	0.5%
Hyosung Corp.	0.5%
Modec, Inc.	0.5%
Toa Corp.	0.5%
Mitsui Mining & Smelting Co., Ltd.	0.5%
Sector Allocation
Repurchase agreements are held as collateral for securities lending arrangements.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDTS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Developed Markets Ex-US Small CapTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)

First Trust Emerging Markets
Small Cap AlphaDEX® Fund
FEMS | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust Emerging Markets Small Cap AlphaDEX® Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEMS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets Small Cap AlphaDEX® Fund	$87	0.81%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 15.61% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the MSCI Emerging Markets Index, which returned 33.57% for the same Period.
During the Period, investments in China represented the greatest allocation of any country, with an average weight of 21.6% and contributed 7.2% to overall Fund return. With an average weight of 15.0%, investments in Brazil contributed 8.0% to overall Fund return, the greatest contribution of any sector. Investments in Turkey contributed -3.0%, the most negative contribution of any sector, and held an average weight of 10.4%. The Fund’s currency exposure contributed 3.0% to overall Fund return.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Emerging Markets Small Cap AlphaDEX® Fund	15.61%	5.54%	8.98%
Nasdaq AlphaDEX® Emerging Markets Small CapTM Index	16.99%	7.16%	10.72%
Nasdaq Emerging Markets Small CapTM Index	15.24%	6.08%	8.12%
MSCI Emerging Markets Index	33.57%	4.20%	8.42%
Visit www.ftportfolios.com/etf/FEMS for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$242,553,465
Total number of portfolio holdings	205
Total advisory fee paid	$2,076,440
Portfolio turnover rate	114%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., Repurchase Agreement	4.8%
Energi Mega Persada Tbk PT	1.6%
EZconn Corp.	1.3%
IOI Properties Group Bhd	1.1%
Petrosea Tbk PT	1.0%
Telkom S.A. SOC Ltd.	1.0%
JHSF Participacoes S.A.	1.0%
Thungela Resources Ltd.	0.9%
Bradespar S.A.	0.9%
Ral Yatirim Holding A/S	0.9%
Sector Allocation
Repurchase agreements are held as collateral for securities lending arrangements.
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FEMS or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended December 31, 2025, the Index was updated such that it may include as constituents, and the Fund may invest in, equity securities of companies domiciled in China that list and trade directly on Chinese stock exchanges (“China A Shares”).
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FEMS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Emerging Markets Small CapTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)

First Trust Eurozone AlphaDEX® ETF
FEUZ | NASDAQ, INC.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust Eurozone AlphaDEX® ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEUZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Eurozone AlphaDEX® ETF	$104	0.81%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 56.57% during the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the MSCI EMU Index, which returned 40.30% for the same Period.
During the Period, investments in Germany received the greatest allocation of any country, with an average weight of 27.9% and contributed 17.3% to overall Fund return, the greatest contribution of any country. No country contributed negatively to overall Fund return. The Fund’s currency exposure contributed 16.0% to overall Fund return.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Eurozone AlphaDEX® ETF	56.57%	10.86%	9.36%
Nasdaq AlphaDEX® EurozoneTM Index	57.52%	11.51%	9.94%
Nasdaq EurozoneTM Index	41.74%	10.50%	8.93%
MSCI EMU Index	40.30%	10.55%	9.00%
Visit www.ftportfolios.com/etf/FEUZ for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$92,144,629
Total number of portfolio holdings	151
Total advisory fee paid	$476,312
Portfolio turnover rate	91%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Bank of America Corp., Repurchase Agreement	2.6%
HOCHTIEF AG	1.5%
Nordex SE	1.4%
ArcelorMittal S.A.	1.3%
ACS Actividades de Construccion y Servicios S.A.	1.3%
Banco Bilbao Vizcaya Argentaria S.A.	1.2%
UNIQA Insurance Group AG	1.2%
RWE AG	1.2%
Aurubis AG	1.2%
Deutsche Lufthansa AG	1.2%
Sector Allocation
Repurchase agreements are held as collateral for securities lending arrangements.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FEUZ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® EurozoneTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Eurozone AlphaDEX® ETF (FEUZ)

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

(a)	The First Trust Exchange-Traded AlphaDEX® Fund II (“Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The Registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.
(e)	Not applicable.
(f)	A copy of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Thomas J. Driscoll, Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $337,500 for the fiscal year ended 2024 and $337,500 for the fiscal year ended 2025.
(b)	Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Audit-Related Fees (Investment Advisor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Audit-Related Fees (Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

(c)	Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax return review and debt instrument tax analysis and reporting were $329,099 for the fiscal year ended 2024 and $258,135 for the fiscal year ended 2025.

Tax Fees (Investment Advisor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s advisor were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Tax Fees (Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s distributor were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

These fees were for tax consultation and/or tax return preparation and professional services rendered for PFIC (Passive Foreign Investment Company) Identification Services.

(d)	All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

All Other Fees (Investment Advisor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s investment advisor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

All Other Fees (Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the Registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant’s investment advisor and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant:	Advisor and Distributor:
(b) 0%	(b) 0%
(c) 0%	(c) 0%
(d) 0%	(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the Registrant for the fiscal year ended 2024 were $329,099 for the Registrant, $28,080 for the Registrant’s investment advisor and $32,400 for the Registrant’s distributor; and for the fiscal year ended 2025 were $258,135 for the Registrant, $28,620 for the Registrant’s investment advisor and $32,940 for the Registrant’s distributor.
(h)	The Registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable to the Registrant.

(j) Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the Registrant is comprised of: Thomas J. Driscoll, Richard E. Erickson, Thomas R. Kadlec, Denise M. Keefe, Robert F. Keith, Niel B. Nielson and Bronwyn Wright.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the annual financial statement(s) required, and for the periods specified, by Regulation S-X.

First Trust Exchange-Traded AlphaDEX® Fund II
Annual Financial Statements and Other Information
For the Year Ended December 31, 2025

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
First Trust Europe AlphaDEX® Fund (FEP)
First Trust Latin America AlphaDEX® Fund (FLN)
First Trust China AlphaDEX® Fund (FCA)
First Trust Japan AlphaDEX® Fund (FJP)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
First Trust Emerging Markets AlphaDEX® Fund (FEM)
First Trust Germany AlphaDEX® Fund (FGM)
First Trust United Kingdom AlphaDEX® Fund (FKU)
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
First Trust Switzerland AlphaDEX® Fund (FSZ)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
First Trust Eurozone AlphaDEX® ETF (FEUZ)

AlphaDEX® is a registered trademark of First Trust Portfolios L.P.

Table of Contents
First Trust Exchange-Traded AlphaDEX® Fund II
Annual Financial Statements and Other Information
December 31, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Australia — 14.5%
5,948	ALS Ltd. (AUD)	$87,486
5,208	Charter Hall Group (AUD)	84,978
20,206	Eagers Automotive Ltd. (AUD)	332,258
43,762	Evolution Mining Ltd. (AUD)	370,315
19,029	Fortescue Ltd. (AUD)	279,506
32,110	Harvey Norman Holdings Ltd. (AUD)	148,715
1,176	HUB24 Ltd. (AUD)	75,538
1,021	JB Hi-Fi Ltd. (AUD)	65,561
21,146	Lynas Rare Earths Ltd. (AUD) (c)	175,551
384	Pro Medicus Ltd. (AUD)	56,601
10,850	Qantas Airways Ltd. (AUD)	75,159
91,613	Ramelius Resources Ltd. (AUD)	254,334
2,913	Rio Tinto Ltd. (AUD)	285,417
52,817	Santos Ltd. (AUD)	217,477
5,526	Sonic Healthcare Ltd. (AUD)	83,381
94,037	Vicinity Ltd. (AUD)	160,655
25,724	Woodside Energy Group Ltd. (AUD)	404,968
111,779	Yancoal Australia Ltd. (AUD)	369,996
		3,527,896
	Bermuda — 5.4%
182,500	Alibaba Health Information Technology Ltd. (HKD) (c)	118,420
160,413	China Gas Holdings Ltd. (HKD)	158,296
30,833	China Resources Gas Group Ltd. (HKD)	89,615
60,250	Johnson Electric Holdings Ltd. (HKD)	230,078
350,533	Kunlun Energy Co., Ltd. (HKD)	334,647
24,092	Orient Overseas International Ltd. (HKD)	388,186
		1,319,242
	Cayman Islands — 13.7%
132,333	Bosideng International Holdings Ltd. (HKD)	75,836
40,424	China Resources Land Ltd. (HKD)	141,279
247,500	China State Construction International Holdings Ltd. (HKD)	289,710
32,364	CK Asset Holdings Ltd. (HKD)	163,510
35,996	CK Hutchison Holdings Ltd. (HKD)	244,901
478,833	FIT Hon Teng Ltd. (HKD) (c) (d) (e) (f)	304,550
124,917	Geely Automobile Holdings Ltd. (HKD)	287,306
148,750	Kingboard Laminates Holdings Ltd. (HKD)	252,099
Shares	Description	Value

	Cayman Islands (Continued)
36,900	MGM China Holdings Ltd. (HKD)	$62,158
91,167	Minth Group Ltd. (HKD)	371,570
299,750	Sino Biopharmaceutical Ltd. (HKD)	238,022
60,833	SITC International Holdings Co., Ltd. (HKD)	217,766
115,167	Want Want China Holdings Ltd. (HKD)	68,662
290,137	WH Group Ltd. (HKD) (d) (e)	323,215
270,983	Xinyi Glass Holdings Ltd. (HKD) (f)	287,950
		3,328,534
	Hong Kong — 9.4%
73,333	Beijing Enterprises Holdings Ltd. (HKD)	299,826
167,333	China Merchants Port Holdings Co., Ltd. (HKD)	325,520
85,074	China Overseas Land & Investment Ltd. (HKD)	133,907
378,700	China Power International Development Ltd. (HKD)	157,169
22,250	China Resources Beer Holdings Co., Ltd. (HKD)	74,961
137,000	China Resources Power Holdings Co., Ltd. (HKD)	304,710
40,157	China Taiping Insurance Holdings Co., Ltd. (HKD)	96,436
9,466	CLP Holdings Ltd. (HKD)	84,654
86,400	Guangdong Investment Ltd. (HKD)	75,380
544,000	Guotai Junan International Holdings Ltd. (HKD)	178,241
182,333	MMG Ltd. (HKD) (c)	205,463
69,500	MTR Corp., Ltd. (HKD)	266,116
6,446	Sun Hung Kai Properties Ltd. (HKD)	78,435
		2,280,818
	Singapore — 6.7%
26,314	BOC Aviation Ltd. (HKD) (d) (e)	246,143
137,700	Genting Singapore Ltd. (SGD)	77,667
70,800	Mapletree Pan Asia Commercial Trust (SGD)	80,968
85,400	Seatrium Ltd. (SGD)	143,507
16,800	Sembcorp Industries Ltd. (SGD)	78,681
62,400	Singapore Airlines Ltd. (SGD)	310,689
38,900	UOL Group Ltd. (SGD)	264,498
106,600	Wilmar International Ltd. (SGD)	255,429
60,100	Yangzijiang Shipbuilding Holdings Ltd. (SGD)	162,710
		1,620,292
See Notes to Financial Statements

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea — 49.8%
2,204	APR Corp. (KRW)	$353,423
3,356	Coway Co., Ltd. (KRW)	202,448
2,387	DB Insurance Co., Ltd. (KRW)	217,234
498	Hanwha Aerospace Co., Ltd. (KRW)	325,305
4,994	Hanwha Ocean Co., Ltd. (KRW) (c)	393,821
3,545	HD Hyundai Co., Ltd. (KRW)	463,873
1,340	HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (KRW)	378,592
27,476	HMM Co., Ltd. (KRW)	391,002
411	Hyosung Heavy Industries Corp. (KRW)	508,133
2,665	Hyundai Glovis Co., Ltd. (KRW)	334,108
1,846	Hyundai Mobis Co., Ltd. (KRW)	477,983
2,562	Hyundai Motor Co. (KRW)	527,322
1,509	Hyundai Rotem Co., Ltd. (KRW)	196,828
5,471	Kia Corp. (KRW)	462,579
899	KIWOOM Securities Co., Ltd. (KRW)	180,667
15,281	Korea Electric Power Corp. (KRW)	500,686
2,280	Korea Investment Holdings Co., Ltd. (KRW)	255,927
239	Korea Zinc Co., Ltd. (KRW)	218,336
24,215	Korean Air Lines Co., Ltd. (KRW)	379,055
38,229	LG Display Co., Ltd. (KRW)	313,411
4,372	LG Electronics, Inc. (KRW)	278,912
28,711	LG Uplus Corp. (KRW)	293,378
430	LIG Nex1 Co., Ltd. (KRW)	125,667
15,482	Mirae Asset Securities Co., Ltd. (KRW)	250,949
1,469	Peptron, Inc. (KRW)	259,016
798	POSCO Holdings, Inc. (KRW)	168,956
1,708	Samsung Electro-Mechanics Co., Ltd. (KRW)	302,343
3,940	Samsung Electronics Co., Ltd. (KRW)	327,935
20,124	Samsung Heavy Industries Co., Ltd. (KRW) (c)	336,669
2,814	Samsung Life Insurance Co., Ltd. (KRW)	307,859
1,342	Samsung SDS Co., Ltd. (KRW)	159,767
144	Samyang Foods Co., Ltd. (KRW)	123,053
3,112	Shinhan Financial Group Co., Ltd. (KRW)	166,126
Shares	Description	Value

	South Korea (Continued)
1,268	SK hynix, Inc. (KRW)	$573,023
2,734	SK Square Co., Ltd. (KRW) (c)	698,422
8,116	SK Telecom Co., Ltd. (KRW)	301,417
1,049	SK, Inc. (KRW)	186,782
8,491	Woori Financial Group, Inc. (KRW)	165,040
		12,106,047
	Switzerland — 0.3%
2,998	BeOne Medicines Ltd., Class H (HKD) (c)	69,069
	Total Common Stocks	24,251,898
	(Cost $20,517,667)
MONEY MARKET FUNDS — 0.2%
37,667	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (g)	37,667
	(Cost $37,667)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.5%
$369,576	Bank of America Corp., 3.82% (g), dated 12/31/25, due 01/02/26, with a maturity value of $369,654. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $376,968. (h)	369,576
	(Cost $369,576)

	Total Investments — 101.5%	24,659,141
	(Cost $20,924,910)
	Net Other Assets and Liabilities — (1.5)%	(357,897)
	Net Assets — 100.0%	$24,301,244

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
See Notes to Financial Statements

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
December 31, 2025
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $345,401 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $369,576.

(g)	Rate shown reflects yield as of December 31, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
HKD	– Hong Kong Dollar
KRW	– South Korean Won
SGD	– Singapore Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
KRW	49.1%
HKD	29.4
AUD	14.3
SGD	5.6
USD	1.6
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$24,251,898	$24,251,898	$—	$—
Money Market Funds	37,667	37,667	—	—
Repurchase Agreements	369,576	—	369,576	—
Total Investments	$24,659,141	$24,289,565	$369,576	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$345,401
Non-cash Collateral(2)	(345,401)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$369,576
Non-cash Collateral(4)	(369,576)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS (a) (b) — 100.0%
	Austria — 4.2%
19,519	Erste Group Bank AG (EUR)	$2,360,392
35,762	OMV AG (EUR)	1,997,145
18,450	Raiffeisen Bank International AG (EUR)	830,436
214,199	UNIQA Insurance Group AG (EUR)	3,891,690
26,249	Verbund AG (EUR)	1,912,563
46,231	Vienna Insurance Group AG Wiener Versicherung Gruppe (EUR)	3,651,017
53,476	voestalpine AG (EUR)	2,374,281
		17,017,524
	Belgium — 1.7%
4,973	Ackermans & Van Haaren N.V. (EUR)	1,355,869
80,767	Colruyt Group N.V. (EUR)	2,989,894
9,223	UCB S.A. (EUR)	2,586,151
		6,931,914
	Bermuda — 0.3%
79,253	Aegon Ltd. (EUR)	618,437
34,521	Hiscox Ltd. (GBP)	662,156
		1,280,593
	Denmark — 5.3%
1,626	A.P. Moller - Maersk A/S, Class B (DKK)	3,745,430
6,285	Genmab A/S (DKK) (c)	2,004,468
355,039	H. Lundbeck A/S (DKK)	2,411,002
100,452	ISS A/S (DKK)	3,432,878
19,649	NKT A/S (DKK) (c)	2,468,627
68,488	ROCKWOOL A/S, Class B (DKK)	2,428,893
67,481	Vestas Wind Systems A/S (DKK)	1,841,071
43,825	Zealand Pharma A/S (DKK) (c)	3,216,033
		21,548,402
	Finland — 0.8%
85,110	Wartsila Oyj Abp (EUR)	3,040,643
	France — 8.1%
24,109	Amundi S.A. (EUR) (d) (e)	2,000,300
40,413	Arkema S.A. (EUR)	2,476,776
28,263	Bouygues S.A. (EUR)	1,473,069
4,385	Capgemini SE (EUR)	733,049
83,993	Carrefour S.A. (EUR)	1,404,621
70,930	Cie Generale des Etablissements Michelin S.C.A. (EUR)	2,359,832
32,386	Credit Agricole S.A. (EUR)	667,953
9,970	Eiffage S.A. (EUR)	1,434,128
66,367	Elis S.A. (EUR)	1,892,144
59,322	Engie S.A. (EUR)	1,562,316
65,324	Klepierre S.A. (EUR)	2,590,175
Shares	Description	Value

	France (Continued)
11,554	Legrand S.A. (EUR)	$1,727,832
12,896	Nexans S.A. (EUR)	1,906,545
1,806	Safran S.A. (EUR)	631,204
34,472	Sanofi S.A. (EUR)	3,351,107
28,829	Societe Generale S.A. (EUR)	2,328,220
20,223	Sodexo S.A. (EUR)	1,038,576
52,334	TotalEnergies SE (EUR)	3,418,943
		32,996,790
	Germany — 19.3%
1,516	Allianz SE (EUR)	695,715
25,499	Aurubis AG (EUR) (f)	3,721,826
93,360	Auto1 Group SE (EUR) (c)	2,995,262
31,682	Bayerische Motoren Werke AG (EUR)	3,467,848
84,372	Commerzbank AG (EUR)	3,579,454
19,299	Continental AG (EUR)	1,541,344
15,467	Daimler Truck Holding AG (EUR)	678,358
54,243	Deutsche Bank AG (EUR)	2,110,640
375,624	Deutsche Lufthansa AG (EUR)	3,710,684
37,338	Deutsche Telekom AG (EUR)	1,213,709
28,548	DHL Group (EUR)	1,567,771
39,355	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (d) (e)	2,109,922
146,653	Evonik Industries AG (EUR)	2,302,548
14,727	Fraport AG Frankfurt Airport Services Worldwide (EUR) (c)	1,210,635
36,371	Fresenius Medical Care AG (EUR)	1,742,211
14,227	FUCHS SE (Preference Shares) (EUR)	637,684
15,769	Henkel AG & Co. KGaA (Preference Shares) (EUR)	1,289,436
19,634	Hensoldt AG (EUR)	1,693,621
11,882	HOCHTIEF AG (EUR)	4,705,770
37,702	KION Group AG (EUR)	3,023,976
8,727	Krones AG (EUR)	1,392,759
23,998	LEG Immobilien SE (EUR)	1,755,600
50,634	Mercedes-Benz Group AG (EUR)	3,574,466
4,954	Merck KGaA (EUR)	713,769
2,767	MTU Aero Engines AG (EUR)	1,155,356
99,363	Nordex SE (EUR) (c)	3,400,379
30,900	RENK Group AG (EUR)	1,947,137
813	Rheinmetall AG (EUR)	1,491,436
57,275	RWE AG (EUR)	3,046,428
286,254	Schaeffler AG (EUR)	2,812,348
16,332	Siemens Energy AG (EUR) (c)	2,310,879
9,568	Talanx AG (EUR)	1,279,601
261,933	thyssenkrupp AG (EUR)	2,854,753
139,883	TUI AG (EUR) (c)	1,476,883
See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Germany (Continued)
80,648	United Internet AG (EUR)	$2,623,439
23,554	Volkswagen AG (Preference Shares) (EUR)	2,866,329
		78,699,976
	Greece — 2.3%
749,179	Alpha Bank S.A. (EUR)	3,151,954
496,076	Eurobank S.A. (EUR)	1,996,733
100,776	Hellenic Telecommunications Organization S.A. (EUR)	1,996,760
18,533	JUMBO S.A. (EUR)	607,661
75,065	Piraeus Bank S.A. (EUR)	599,342
38,622	Public Power Corp. S.A. (EUR)	826,071
		9,178,521
	Ireland — 1.0%
140,384	AIB Group PLC (EUR)	1,517,808
32,880	Ryanair Holdings PLC, ADR	2,373,607
		3,891,415
	Italy — 10.0%
1,215,764	A2A S.p.A. (EUR)	3,300,445
63,521	Banca Mediolanum S.p.A. (EUR)	1,453,431
127,665	Banco BPM S.p.A. (EUR)	1,953,413
57,394	BPER Banca S.p.A. (EUR)	782,412
57,903	Buzzi S.p.A. (EUR)	3,538,471
39,525	Credito Emiliano S.p.A. (EUR)	709,752
109,278	Eni S.p.A. (EUR)	2,072,753
96,959	Fincantieri S.p.A. (EUR) (c)	1,902,900
424,147	Hera S.p.A. (EUR)	2,003,797
40,100	Leonardo S.p.A. (EUR)	2,316,688
23,620	Lottomatica Group S.p.A. (EUR)	621,783
214,887	Maire S.p.A. (EUR)	3,295,581
337,313	Nexi S.p.A. (EUR) (d) (e)	1,673,246
373,831	Pirelli & C S.p.A. (EUR) (d) (e)	2,572,691
26,814	Poste Italiane S.p.A. (EUR) (d) (e)	676,873
32,169	Prysmian S.p.A. (EUR)	3,265,593
881,573	Saipem S.p.A. (EUR) (f)	2,512,357
105,803	Snam S.p.A. (EUR)	703,264
10,677	SOL S.p.A. (EUR)	614,205
1,216,040	Telecom Italia S.p.A. (EUR) (c)	734,266
16,806	UniCredit S.p.A. (EUR)	1,400,698
118,615	Unipol Assicurazioni S.p.A. (EUR)	2,867,379
		40,971,998
	Jersey — 0.3%
257,003	WPP PLC (GBP)	1,169,187
	Luxembourg — 2.0%
70,831	ArcelorMittal S.A. (EUR)	3,253,871
Shares	Description	Value

	Luxembourg (Continued)
497,701	Aroundtown S.A. (EUR) (c)	$1,548,809
178,249	Tenaris S.A. (EUR)	3,458,481
		8,261,161
	Netherlands — 3.3%
19,876	ABN AMRO Bank N.V. (EUR) (d) (e)	695,842
2,743	Airbus SE (EUR)	639,556
881	Argenx SE (EUR) (c)	742,139
649	ASML Holding N.V. (EUR)	702,755
18,739	ASR Nederland N.V. (EUR)	1,334,977
49,064	ING Groep N.V. (EUR)	1,384,415
15,712	Koninklijke Ahold Delhaize N.V. (EUR)	643,865
69,349	Koninklijke Vopak N.V. (EUR)	3,087,176
27,098	Prosus N.V. (EUR)	1,683,036
67,547	Technip Energies N.V. (EUR)	2,578,300
		13,492,061
	Norway — 4.0%
16,221	Aker ASA, Class A (NOK)	1,235,886
50,166	Aker BP ASA (NOK)	1,278,536
130,414	Equinor ASA (NOK)	3,066,281
21,701	Gjensidige Forsikring ASA (NOK)	650,169
375,648	Norsk Hydro ASA (NOK)	2,914,253
243,702	Orkla ASA (NOK)	2,719,888
37,856	Vend Marketplaces ASA (NOK)	1,051,556
87,065	Yara International ASA (NOK)	3,575,884
		16,492,453
	Portugal — 0.5%
1,437,881	Banco Comercial Portugues S.A., Class R (EUR)	1,514,395
33,630	Galp Energia SGPS S.A. (EUR)	578,206
		2,092,601
	Spain — 8.0%
12,668	Acciona S.A. (EUR)	2,767,571
39,817	ACS Actividades de Construccion y Servicios S.A. (EUR)	3,970,376
165,697	Banco Bilbao Vizcaya Argentaria S.A. (EUR)	3,904,274
492,282	Banco de Sabadell S.A. (EUR)	1,946,750
122,044	Banco Santander S.A. (EUR)	1,444,299
40,399	Bankinter S.A. (EUR)	672,035
175,739	Grifols S.A. (EUR)	2,209,852
42,645	Indra Sistemas S.A. (EUR) (f)	2,432,647
612,052	International Consolidated Airlines Group S.A. (GBP)	3,418,027
671,842	Mapfre S.A. (EUR)	3,380,844
126,514	Merlin Properties Socimi S.A. (EUR)	1,848,081
See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Spain (Continued)
118,747	Puig Brands S.A., Class B (EUR)	$2,075,128
107,827	Repsol S.A. (EUR)	2,017,986
232,405	Unicaja Banco S.A. (EUR) (d) (e)	758,733
		32,846,603
	Sweden — 4.3%
62,540	Boliden AB (SEK) (c)	3,499,767
48,686	Essity AB, Class B (SEK)	1,402,436
7,739	Evolution AB (SEK) (d) (e)	529,411
48,147	Industrivarden AB, Class C (SEK)	2,170,315
31,255	Saab AB, Class B (SEK)	1,825,090
42,260	Securitas AB, Class B (SEK)	675,682
49,073	Skanska AB, Class B (SEK)	1,344,823
547,997	SSAB AB, Class B (SEK)	4,146,361
619,965	Volvo Car AB, Class B (SEK) (c) (f)	2,067,336
		17,661,221
	Switzerland — 2.4%
22,681	Accelleron Industries AG (CHF)	1,762,423
22,696	Adecco Group AG (CHF)	662,456
7,319	Galderma Group AG (CHF)	1,497,803
37,584	Holcim AG (CHF)	3,689,600
3,646	Swissquote Group Holding S.A. (CHF)	2,241,639
		9,853,921
	United Kingdom — 21.9%
57,789	3i Group PLC (GBP)	2,541,759
717,906	Aberdeen Group PLC (GBP)	1,989,587
14,103	Admiral Group PLC (GBP)	603,760
27,144	Anglogold Ashanti PLC (ZAR)	2,349,120
68,718	Antofagasta PLC (GBP)	3,037,275
115,218	Associated British Foods PLC (GBP)	3,303,391
177,679	Babcock International Group PLC (GBP)	2,977,004
91,815	BAE Systems PLC (GBP)	2,121,273
498,014	Barclays PLC (GBP)	3,195,031
208,429	Beazley PLC (GBP)	2,337,511
49,280	Berkeley Group Holdings PLC (GBP)	2,593,300
407,200	British Land (The) Co., PLC (GBP)	2,216,391
494,499	BT Group PLC (GBP)	1,226,799
47,793	Carnival PLC (GBP) (c)	1,461,099
283,681	Centrica PLC (GBP)	648,336
407,426	easyJet PLC (GBP)	2,804,153
76,237	Endeavour Mining PLC (GBP)	3,978,995
114,619	Evraz PLC (GBP) (c) (g) (h) (i)	0
Shares	Description	Value

	United Kingdom (Continued)
100,136	Fresnillo PLC (GBP)	$4,500,161
227,876	Harbour Energy PLC (GBP)	603,885
55,664	Hikma Pharmaceuticals PLC (GBP)	1,162,996
90,453	HSBC Holdings PLC (GBP)	1,431,164
175,535	IG Group Holdings PLC (GBP)	3,111,442
14,959	Imperial Brands PLC (GBP)	628,912
438,670	J Sainsbury PLC (GBP)	1,921,735
1,983,727	JD Sports Fashion PLC (GBP)	2,258,422
306,195	Kingfisher PLC (GBP)	1,290,619
162,421	Land Securities Group PLC (GBP)	1,361,773
259,820	LondonMetric Property PLC (GBP)	664,373
373,615	M&G PLC (GBP)	1,442,346
46,160	Mondi PLC (GBP)	565,092
90,608	NatWest Group PLC (GBP)	796,073
134,205	Pearson PLC (GBP)	1,899,460
226,997	Prudential PLC (GBP)	3,501,935
48,349	Rio Tinto PLC (GBP)	3,906,398
158,862	Rolls-Royce Holdings PLC (GBP)	2,462,578
71,434	Shell PLC (GBP)	2,638,322
37,217	St. James’s Place PLC (GBP)	694,555
164,619	Standard Chartered PLC (GBP)	4,042,970
424,355	Tesco PLC (GBP)	2,527,128
1,635,371	Tritax Big Box REIT PLC (GBP)	3,355,082
262,936	UNITE Group (The) PLC (GBP)	1,982,998
1,097,086	Vodafone Group PLC (GBP)	1,462,249
		89,597,452
	United States — 0.3%
10,335	Autoliv, Inc., SDR (SEK)	1,251,673
	Total Common Stocks	408,276,109
	(Cost $331,291,361)

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
December 31, 2025
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.1%
$8,794,172	Bank of America Corp., 3.82% (j), dated 12/31/25, due 01/02/26, with a maturity value of $8,796,038. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $8,970,058. (k)	$8,794,172
	(Cost $8,794,172)

	Total Investments — 102.1%	417,070,281
	(Cost $340,085,533)
	Net Other Assets and Liabilities — (2.1)%	(8,606,884)
	Net Assets — 100.0%	$408,463,397

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $8,347,362 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $8,794,172.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2025, securities
noted as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(j)	Rate shown reflects yield as of December 31, 2025.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
SDR	– Swedish Depositary Receipt
SEK	– Swedish Krona
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
EUR	58.6%
GBP	22.2
DKK	5.2
SEK	4.5
NOK	3.9
USD	2.7
CHF	2.3
ZAR	0.6
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
United Kingdom	$89,597,452	$89,597,452	$—	$— **
Other Country Categories*	318,678,657	318,678,657	—	—
Repurchase Agreements	8,794,172	—	8,794,172	—
Total Investments	$417,070,281	$408,276,109	$8,794,172	$— **

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
December 31, 2025

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$8,347,362
Non-cash Collateral(2)	(8,347,362)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$8,794,172
Non-cash Collateral(4)	(8,794,172)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS (a) (b) — 98.7%
	Bermuda — 1.3%
742	Credicorp Ltd.	$212,954
	Brazil — 57.9%
87,037	Ambev S.A. (BRL)	220,144
50,418	Axia Energia (BRL)	465,652
59,484	Banco Bradesco S.A. (Preference Shares) (BRL)	197,457
54,511	Banco BTG Pactual S.A. (BRL)	523,051
47,636	Banco do Brasil S.A. (BRL)	190,553
17,896	Banco Santander Brasil S.A. (BRL)	111,234
31,638	BB Seguridade Participacoes S.A. (BRL)	208,716
16,395	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	399,093
235,937	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	482,229
86,585	Cia Paranaense de Energia - Copel (BRL)	206,676
26,212	Embraer S.A. (BRL)	423,812
158,954	Eneva S.A. (BRL) (c)	585,372
14,239	Equatorial S.A. (BRL)	100,041
126,704	Gerdau S.A. (Preference Shares) (BRL)	471,462
41,612	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	297,904
187,153	Itausa S.A. (Preference Shares) (BRL)	398,913
13,337	Localiza Rent a Car S.A. (BRL)	106,044
513	Localiza Rent a Car S.A. (Preference Shares) (BRL) (c)	3,885
83,620	Petroleo Brasileiro S.A. - Petrobras (Preference Shares) (BRL)	470,308
10,552	Porto Seguro S.A. (BRL)	93,124
68,993	PRIO S.A. (BRL) (c)	521,500
50,013	Rede D’Or Sao Luiz S.A. (BRL) (d) (e)	370,642
42,175	Suzano S.A. (BRL)	395,986
46,329	Telefonica Brasil S.A. (BRL)	279,847
67,167	TIM S.A. (BRL)	261,571
34,366	TOTVS S.A. (BRL)	263,903
71,844	Ultrapar Participacoes S.A. (BRL)	274,016
27,413	Vale S.A. (BRL)	359,987
114,589	Vibra Energia S.A. (BRL)	529,684
		9,212,806
	Cayman Islands — 2.9%
18,513	NU Holdings Ltd., Class A (c)	309,907
10,449	StoneCo Ltd., Class A (c)	154,541
		464,448
Shares	Description	Value

	Chile — 13.5%
6,706	Banco de Credito e Inversiones S.A. (CLP)	$434,739
1,491,778	Banco Santander Chile (CLP)	117,741
53,975	Empresas Copec S.A. (CLP)	423,009
83,330	Falabella S.A. (CLP)	581,286
21,738,307	Latam Airlines Group S.A. (CLP)	588,559
		2,145,334
	Colombia — 2.1%
7,577	Grupo Cibest S.A. (Preference Shares) (COP)	119,984
33,124	Interconexion Electrica S.A. ESP (COP)	216,231
		336,215
	Mexico — 21.0%
283,437	America Movil S.A.B. de C.V., Series B (MXN)	293,235
441,748	Cemex S.A.B. de C.V., Series CPO (MXN)	507,063
67,105	Fibra Uno Administracion S.A. de C.V. (MXN)	100,578
10,179	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	102,799
27,847	Grupo Bimbo S.A.B. de C.V., Series A (MXN)	91,424
12,594	Grupo Comercial Chedraui S.A. de C.V. (MXN)	86,247
39,271	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	364,065
107,893	Grupo Financiero Inbursa S.A.B. de C.V., Class O (MXN)	261,052
22,679	Grupo Mexico S.A.B. de C.V., Series B (MXN)	214,139
11,064	Industrias Penoles S.A.B. de C.V. (MXN) (c)	581,687
123,426	Prologis Property Mexico S.A. de C.V. (MXN)	517,077
14,499	Promotora y Operadora de Infraestructura S.A.B. de C.V. (MXN)	215,253
		3,334,619

	Total Investments — 98.7%	15,706,376
	(Cost $12,073,172)
	Net Other Assets and Liabilities — 1.3%	203,697
	Net Assets — 100.0%	$15,910,073

See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments (Continued)
December 31, 2025
(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
MXN	– Mexican Peso
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
BRL	58.7%
MXN	21.2
CLP	13.7
USD	4.3
COP	2.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$15,706,376	$15,706,376	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS (a) — 99.8%
	Air Freight & Logistics — 3.0%
404,463	JD Logistics, Inc. (HKD) (b) (c) (d)	$593,492
2,003,481	Sinotrans Ltd., Class H (HKD)	1,248,523
		1,842,015
	Automobiles — 1.5%
145,733	Zhejiang Leapmotor Technology Co., Ltd., Class H (HKD) (b) (c) (d)	910,422
	Banks — 1.6%
326,106	Bank of Chongqing Co., Ltd., Class H (HKD)	328,926
335,232	China Construction Bank Corp., Class H (HKD)	331,239
678,318	China Everbright Bank Co., Ltd., Class H (HKD)	317,252
		977,417
	Biotechnology — 8.0%
449,655	3SBio, Inc. (HKD) (b) (d)	1,397,029
101,468	Innovent Biologics, Inc. (HKD) (b) (c) (d)	994,120
195,307	Remegen Co., Ltd., Class H (HKD) (b) (c) (d) (e)	1,806,841
256,067	Shanghai Junshi Biosciences Co., Ltd., Class H (HKD) (b) (c) (d) (e)	702,130
		4,900,120
	Capital Markets — 1.4%
201,682	GF Securities Co., Ltd., Class H (HKD) (e)	456,348
991,820	Shenwan Hongyuan Group Co., Ltd., Class H (HKD) (b) (d) (e)	387,415
		843,763
	Construction & Engineering — 4.0%
7,592,524	China Energy Engineering Corp., Ltd., Class H (HKD) (e)	1,034,098
2,827,367	China Railway Group Ltd., Class H (HKD)	1,391,396
		2,425,494
	Construction Materials — 1.2%
266,482	Anhui Conch Cement Co., Ltd., Class H (HKD)	756,026
	Consumer Staples Distribution & Retail — 1.4%
123,584	JD Health International, Inc. (HKD) (b) (c) (d)	881,302
Shares	Description	Value

	Diversified Telecommunication Services — 2.3%
947,599	China Tower Corp., Ltd., Class H (HKD) (b) (d)	$1,407,512
	Electrical Equipment — 6.1%
396,583	Dongfang Electric Corp., Ltd., Class H (HKD) (e)	1,273,925
1,423,096	Goldwind Science & Technology Co., Ltd., Class H (HKD)	2,452,069
		3,725,994
	Energy Equipment & Services — 1.2%
826,056	China Oilfield Services Ltd., Class H (HKD)	741,919
	Health Care Providers & Services — 1.8%
433,933	Sinopharm Group Co., Ltd., Class H (HKD)	1,083,899
	Independent Power and Renewable Electricity Producers — 1.2%
1,329,000	Datang International Power Generation Co., Ltd., Class H (HKD)	377,387
638,394	Huadian Power International Corp., Ltd., Class H (HKD)	333,851
		711,238
	Insurance — 10.6%
10,891,283	China Reinsurance Group Corp., Class H (HKD)	2,351,029
310,817	New China Life Insurance Co., Ltd., Class H (HKD)	2,170,571
2,225,268	People’s Insurance Co. Group of China (The) Ltd., Class H (HKD)	1,929,994
		6,451,594
	Interactive Media & Services — 5.3%
127,393	Baidu, Inc., Class A (HKD) (c)	2,152,489
1,177,080	Meitu, Inc. (HKD) (b) (d)	1,058,702
		3,211,191
	Marine Transportation — 2.8%
974,175	COSCO SHIPPING Holdings Co., Ltd., Class H (HKD) (e)	1,721,113
	Metals & Mining — 18.9%
1,007,582	Aluminum Corp. of China Ltd., Class H (HKD)	1,575,581
739,152	China Hongqiao Group Ltd. (HKD)	3,098,043
See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Metals & Mining (Continued)
666,657	CMOC Group Ltd., Class H (HKD)	$1,648,076
174,521	Jiangxi Copper Co., Ltd., Class H (HKD)	961,551
487,701	Shandong Gold Mining Co., Ltd., Class H (HKD) (b) (d)	2,168,201
1,020,951	Wanguo Gold Group Ltd. (HKD)	1,000,919
260,455	Zhaojin Mining Industry Co., Ltd., Class H (HKD)	1,028,741
		11,481,112
	Oil, Gas & Consumable Fuels — 13.7%
1,463,640	China Coal Energy Co., Ltd., Class H (HKD)	1,871,230
2,586,910	China Petroleum & Chemical Corp., Class H (HKD)	1,552,272
1,225,650	COSCO SHIPPING Energy Transportation Co., Ltd., Class H (HKD)	1,511,845
689,027	Inner Mongolia Yitai Coal Co., Ltd., Class B	1,316,042
1,969,347	PetroChina Co., Ltd., Class H (HKD)	2,120,489
		8,371,878
	Passenger Airlines — 3.5%
444,910	Air China Ltd., Class H (HKD) (c) (e)	404,168
2,523,489	China Eastern Airlines Corp., Ltd., Class H (HKD) (c) (e)	1,728,217
		2,132,385
	Real Estate Management & Development — 2.1%
1,147,807	Longfor Group Holdings Ltd. (HKD) (b) (d)	1,262,445
	Software — 0.5%
172,075	Kingdee International Software Group Co., Ltd. (HKD) (c)	293,841
	Specialty Retail — 2.0%
49,894	Pop Mart International Group Ltd. (HKD) (b) (d)	1,203,323
	Technology Hardware, Storage & Peripherals — 1.1%
133,012	Xiaomi Corp., Class B (HKD) (b) (c) (d)	671,665
	Textiles, Apparel & Luxury Goods — 1.7%
13,154	Laopu Gold Co., Ltd., Class H (HKD)	1,044,518
Shares	Description	Value

	Transportation Infrastructure — 2.9%
807,393	Qingdao Port International Co., Ltd., Class H (HKD) (b) (d)	$722,044
1,103,556	Zhejiang Expressway Co., Ltd., Class H (HKD)	1,016,678
		1,738,722
	Total Common Stocks	60,790,908
	(Cost $50,737,098)
MONEY MARKET FUNDS — 0.1%
82,268	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (f)	82,268
	(Cost $82,268)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 8.9%
$5,381,150	Bank of America Corp., 3.82% (f), dated 12/31/25, due 01/02/26, with a maturity value of $5,382,292. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $5,488,775. (g)	5,381,150
	(Cost $5,381,150)

	Total Investments — 108.8%	66,254,326
	(Cost $56,200,516)
	Net Other Assets and Liabilities — (8.8)%	(5,361,554)
	Net Assets — 100.0%	$60,892,772

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	Non-income producing security.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
December 31, 2025
(e)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $5,091,610 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $5,381,150.

(f)	Rate shown reflects yield as of December 31, 2025.
(g)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
HKD	– Hong Kong Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
HKD	89.8%
USD	10.2
Total	100.0%

Country Allocation†	% of Net Assets
China	75.8%
Cayman Islands	24.0
United States	9.0
Total Investments	108.8
Net Other Assets and Liabilities	(8.8)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$60,790,908	$60,790,908	$—	$—
Money Market Funds	82,268	82,268	—	—
Repurchase Agreements	5,381,150	—	5,381,150	—
Total Investments	$66,254,326	$60,873,176	$5,381,150	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$5,091,610
Non-cash Collateral(2)	(5,091,610)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$5,381,150
Non-cash Collateral(4)	(5,381,150)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS (a) — 99.9%
	Air Freight & Logistics — 1.3%
121,600	NIPPON EXPRESS HOLDINGS, Inc. (JPY) (b)	$2,601,389
	Automobile Components — 5.8%
142,800	Aisin Corp. (JPY)	2,667,472
29,800	Bridgestone Corp. (JPY) (b)	668,521
45,100	Denso Corp. (JPY)	621,334
55,000	Niterra Co., Ltd. (JPY)	2,419,593
56,800	Sumitomo Electric Industries Ltd. (JPY)	2,293,539
88,500	Yokohama Rubber (The) Co., Ltd. (JPY) (b)	3,399,544
		12,070,003
	Automobiles — 7.0%
252,200	Honda Motor Co., Ltd. (JPY)	2,473,054
144,100	Isuzu Motors Ltd. (JPY)	2,244,203
174,800	Subaru Corp. (JPY)	3,788,598
252,300	Suzuki Motor Corp. (JPY)	3,760,178
105,800	Toyota Motor Corp. (JPY)	2,266,757
		14,532,790
	Banks — 0.6%
26,600	Rakuten Bank Ltd. (JPY) (c)	1,173,769
	Broadline Retail — 1.1%
126,900	Ryohin Keikaku Co., Ltd. (JPY)	2,253,804
	Capital Markets — 1.5%
139,900	SBI Holdings, Inc. (JPY)	3,014,316
	Chemicals — 4.2%
342,400	Asahi Kasei Corp. (JPY)	3,036,221
232,000	Mitsubishi Chemical Group Corp. (JPY)	1,355,357
52,200	Mitsui Chemicals, Inc. (JPY)	667,163
63,600	NOF Corp. (JPY)	1,222,546
166,700	Tosoh Corp. (JPY)	2,503,054
		8,784,341
	Commercial Services & Supplies — 1.6%
120,400	Dai Nippon Printing Co., Ltd. (JPY)	2,070,720
44,800	TOPPAN Holdings, Inc. (JPY)	1,333,075
		3,403,795
	Construction & Engineering — 10.0%
116,800	Kajima Corp. (JPY)	4,350,919
131,900	Kandenko Co., Ltd. (JPY)	4,233,869
82,900	Kinden Corp. (JPY)	3,595,121
40,200	Obayashi Corp. (JPY)	838,954
Shares	Description	Value

	Construction & Engineering (Continued)
163,700	Shimizu Corp. (JPY)	$2,788,773
52,300	Taisei Corp. (JPY)	4,953,208
		20,760,844
	Consumer Finance — 0.3%
22,600	Credit Saison Co., Ltd. (JPY)	607,130
	Consumer Staples Distribution & Retail — 4.3%
179,100	Aeon Co., Ltd. (JPY)	2,832,167
38,400	Cosmos Pharmaceutical Corp. (JPY)	1,947,211
19,400	Kobe Bussan Co., Ltd. (JPY)	469,395
29,700	MatsukiyoCocokara & Co. (JPY)	514,214
133,500	Sugi Holdings Co., Ltd. (JPY)	3,140,625
		8,903,612
	Electric Utilities — 5.6%
197,500	Chubu Electric Power Co., Inc. (JPY)	3,041,177
257,200	Kansai Electric Power (The) Co., Inc. (JPY)	4,031,065
204,900	Kyushu Electric Power Co., Inc. (JPY)	2,196,292
549,500	Tokyo Electric Power Co. Holdings, Inc. (JPY) (c)	2,305,837
		11,574,371
	Electrical Equipment — 3.5%
26,400	Fuji Electric Co., Ltd. (JPY)	1,997,191
46,400	Fujikura Ltd. (JPY)	5,166,088
		7,163,279
	Entertainment — 1.9%
35,700	Capcom Co., Ltd. (JPY)	832,103
15,400	Konami Group Corp. (JPY)	2,097,051
20,600	Toho Co., Ltd. (JPY)	1,049,464
		3,978,618
	Financial Services — 1.0%
82,900	Mitsubishi HC Capital, Inc. (JPY)	693,833
108,100	Tokyo Century Corp. (JPY)	1,399,903
		2,093,736
	Food Products — 0.5%
45,000	Ajinomoto Co., Inc. (JPY)	952,918
	Gas Utilities — 1.6%
95,200	Osaka Gas Co., Ltd. (JPY)	3,300,153
	Ground Transportation — 3.5%
136,000	Central Japan Railway Co. (JPY)	3,765,526
64,300	Keisei Electric Railway Co., Ltd. (JPY)	529,129
See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Ground Transportation (Continued)
85,100	Seibu Holdings, Inc. (JPY)	$2,338,294
26,600	West Japan Railway Co. (JPY)	530,845
		7,163,794
	Health Care Technology — 0.6%
88,500	M3, Inc. (JPY)	1,194,388
	Hotels, Restaurants & Leisure — 2.4%
62,700	Food & Life Cos., Ltd. (JPY)	3,167,423
266,500	Metaplanet, Inc. (JPY) (b) (c)	689,048
29,200	Skylark Holdings Co., Ltd. (JPY) (b)	627,285
10,100	Zensho Holdings Co., Ltd. (JPY)	578,700
		5,062,456
	Household Durables — 4.1%
54,000	Open House Group Co., Ltd. (JPY)	3,172,293
226,100	Panasonic Holdings Corp. (JPY)	2,920,795
241,200	Sumitomo Forestry Co., Ltd. (JPY) (b)	2,470,668
		8,563,756
	Industrial Conglomerates — 0.3%
2,000	Hikari Tsushin, Inc. (JPY)	558,606
	Insurance — 1.2%
80,900	Japan Post Insurance Co., Ltd. (JPY)	2,433,611
	IT Services — 0.3%
20,800	NEC Corp. (JPY)	705,107
	Leisure Products — 0.4%
34,000	Bandai Namco Holdings, Inc. (JPY)	905,567
	Machinery — 6.2%
63,300	Ebara Corp. (JPY)	1,488,746
196,800	IHI Corp. (JPY)	3,460,710
10,700	Japan Steel Works (The) Ltd. (JPY)	524,549
40,400	Kawasaki Heavy Industries Ltd. (JPY)	2,677,170
18,600	Komatsu Ltd. (JPY)	593,718
162,600	Kubota Corp. (JPY) (b)	2,300,836
73,100	Mitsubishi Heavy Industries Ltd. (JPY)	1,792,033
		12,837,762
	Marine Transportation — 4.1%
215,100	Kawasaki Kisen Kaisha Ltd. (JPY) (b)	2,994,976
Shares	Description	Value

	Marine Transportation (Continued)
91,200	Mitsui OSK Lines Ltd. (JPY) (b)	$2,742,288
84,800	Nippon Yusen KK (JPY)	2,749,071
		8,486,335
	Media — 2.1%
213,100	CyberAgent, Inc. (JPY)	1,820,275
79,300	Fuji Media Holdings, Inc. (JPY) (b)	1,868,086
26,300	Nippon Television Holdings, Inc. (JPY)	638,863
		4,327,224
	Metals & Mining — 4.0%
157,300	JFE Holdings, Inc. (JPY)	2,005,916
279,300	Kobe Steel Ltd. (JPY)	3,692,737
643,500	Nippon Steel Corp. (JPY) (b)	2,636,608
		8,335,261
	Oil, Gas & Consumable Fuels — 4.1%
368,800	ENEOS Holdings, Inc. (JPY)	2,606,369
200,900	Idemitsu Kosan Co., Ltd. (JPY)	1,517,267
217,100	Inpex Corp. (JPY) (b)	4,333,961
		8,457,597
	Paper & Forest Products — 1.3%
484,600	Oji Holdings Corp. (JPY)	2,661,216
	Passenger Airlines — 1.4%
62,300	ANA Holdings, Inc. (JPY)	1,184,829
89,600	Japan Airlines Co., Ltd. (JPY) (b)	1,661,696
		2,846,525
	Pharmaceuticals — 0.3%
12,300	Otsuka Holdings Co., Ltd. (JPY)	696,743
	Professional Services — 1.8%
35,600	BayCurrent, Inc. (JPY)	1,477,273
1,249,500	Persol Holdings Co., Ltd. (JPY)	2,318,084
		3,795,357
	Real Estate Management & Development — 0.4%
85,500	Tokyu Fudosan Holdings Corp. (JPY)	780,002
	Semiconductors & Semiconductor Equipment — 1.5%
24,800	Advantest Corp. (JPY)	3,108,708
	Technology Hardware, Storage & Peripherals — 2.8%
176,400	Brother Industries Ltd. (JPY)	3,515,838
128,800	Ricoh Co., Ltd. (JPY)	1,129,796
91,900	Seiko Epson Corp. (JPY)	1,163,417
		5,809,051
See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Textiles, Apparel & Luxury Goods — 0.5%
47,800	Asics Corp. (JPY)	$1,145,869
	Trading Companies & Distributors — 4.8%
60,400	Marubeni Corp. (JPY)	1,678,506
59,700	Mitsui & Co., Ltd. (JPY)	1,769,581
74,400	Sojitz Corp. (JPY)	2,311,701
94,300	Sumitomo Corp. (JPY)	3,258,118
26,900	Toyota Tsusho Corp. (JPY)	905,711
		9,923,617
	Total Common Stocks	206,967,420
	(Cost $161,105,716)
MONEY MARKET FUNDS — 0.1%
150,025	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (d)	150,025
	(Cost $150,025)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 10.0%
$20,853,330	Bank of America Corp., 3.82% (d), dated 12/31/25, due 01/02/26, with a maturity value of $20,857,756. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $21,270,403. (e)	20,853,330
	(Cost $20,853,330)

	Total Investments — 110.0%	227,970,775
	(Cost $182,109,071)
	Net Other Assets and Liabilities — (10.0)%	(20,747,828)
	Net Assets — 100.0%	$207,222,947

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $17,690,767 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $20,853,330.

(c)	Non-income producing security.
(d)	Rate shown reflects yield as of December 31, 2025.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
JPY	– Japanese Yen
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
JPY	90.8%
USD	9.2
Total	100.0%

Country Allocation†	% of Net Assets
Japan	99.9%
United States	10.1
Total Investments	110.0
Net Other Assets and Liabilities	(10.0)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$206,967,420	$206,967,420	$—	$—
Money Market Funds	150,025	150,025	—	—
Repurchase Agreements	20,853,330	—	20,853,330	—
Total Investments	$227,970,775	$207,117,445	$20,853,330	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in
See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
December 31, 2025
accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$17,690,767
Non-cash Collateral(2)	(17,690,767)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$20,853,330
Non-cash Collateral(4)	(20,853,330)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Australia — 4.0%
209,270	Eagers Automotive Ltd. (AUD)	$3,441,142
453,244	Evolution Mining Ltd. (AUD)	3,835,360
262,775	Fortescue Ltd. (AUD)	3,859,748
166,282	Harvey Norman Holdings Ltd. (AUD)	770,122
219,005	Lynas Rare Earths Ltd. (AUD) (c)	1,818,148
1,265,112	Ramelius Resources Ltd. (AUD)	3,512,183
30,169	Rio Tinto Ltd. (AUD)	2,955,977
547,025	Santos Ltd. (AUD)	2,252,409
486,968	Vicinity Ltd. (AUD)	831,946
266,426	Woodside Energy Group Ltd. (AUD)	4,194,299
1,157,697	Yancoal Australia Ltd. (AUD) (d)	3,832,052
		31,303,386
	Austria — 0.6%
15,240	OMV AG (EUR)	851,085
164,281	UNIQA Insurance Group AG (EUR)	2,984,751
14,774	Vienna Insurance Group AG Wiener Versicherung Gruppe (EUR)	1,166,752
		5,002,588
	Belgium — 0.5%
61,948	Colruyt Group N.V. (EUR)	2,293,238
5,891	UCB S.A. (EUR)	1,651,850
		3,945,088
	Bermuda — 1.3%
830,398	China Gas Holdings Ltd. (HKD)	819,440
466,667	Johnson Electric Holdings Ltd. (HKD)	1,782,073
3,635,986	Kunlun Energy Co., Ltd. (HKD)	3,471,209
250,431	Orient Overseas International Ltd. (HKD)	4,035,110
		10,107,832
	Canada — 12.3%
14,483	Agnico Eagle Mines Ltd. (CAD)	2,456,058
23,328	Alamos Gold, Inc., Class A (CAD)	900,793
222,937	ARC Resources Ltd. (CAD) (d)	4,182,454
40,329	Aritzia, Inc. (CAD) (c)	3,448,041
33,800	AtkinsRealis Group, Inc. (CAD)	2,181,837
493,441	B2Gold Corp. (CAD)	2,221,752
99,027	Barrick Mining Corp. (CAD)	4,313,740
17,407	Bombardier, Inc., Class B (CAD) (c)	2,961,302
9,688	Cameco Corp. (CAD)	887,099
76,290	Canadian Natural Resources Ltd. (CAD)	2,584,039
Shares	Description	Value

	Canada (Continued)
95,738	Capstone Copper Corp. (CAD) (c)	$961,181
16,521	Celestica, Inc. (CAD) (c)	4,887,029
95,779	Cenovus Energy, Inc. (CAD)	1,620,333
110,044	DPM Metals, Inc. (CAD)	3,401,017
112,627	Eldorado Gold Corp. (CAD) (c)	4,047,860
52,511	Finning International, Inc. (CAD)	2,845,246
3,653	Franco-Nevada Corp. (CAD)	757,215
161,047	Hudbay Minerals, Inc. (CAD)	3,197,356
314,690	IAMGOLD Corp. (CAD) (c)	5,193,056
131,051	Kinross Gold Corp. (CAD)	3,691,255
37,650	Lundin Gold, Inc. (CAD)	3,127,648
68,646	Magna International, Inc. (CAD)	3,659,486
454,012	New Gold, Inc. (CAD) (c)	3,956,128
190,445	OceanaGold Corp. (CAD)	5,397,480
40,575	OR Royalties, Inc. (CAD)	1,437,293
62,949	Pan American Silver Corp. (CAD)	3,263,598
37,583	Power Corp. of Canada (CAD)	1,997,508
66,960	Saputo, Inc. (CAD)	2,015,313
10,947	Shopify, Inc., Class A (CAD) (c)	1,762,622
99,908	SSR Mining, Inc. (CAD) (c)	2,190,253
58,291	Suncor Energy, Inc. (CAD)	2,587,219
56,796	Tourmaline Oil Corp. (CAD)	2,547,761
14,533	Wheaton Precious Metals Corp. (CAD)	1,708,531
532,780	Whitecap Resources, Inc. (CAD)	4,463,932
		96,853,435
	Cayman Islands — 3.8%
416,415	China Resources Land Ltd. (HKD)	1,455,342
2,555,020	China State Construction International Holdings Ltd. (HKD)	2,990,766
123,479	CK Hutchison Holdings Ltd. (HKD)	840,096
4,959,567	FIT Hon Teng Ltd. (HKD) (c) (d) (e) (f)	3,154,414
1,294,474	Geely Automobile Holdings Ltd. (HKD)	2,977,255
1,539,713	Kingboard Laminates Holdings Ltd. (HKD)	2,609,482
934,669	Minth Group Ltd. (HKD)	3,809,436
3,109,553	Sino Biopharmaceutical Ltd. (HKD)	2,469,199
422,301	SITC International Holdings Co., Ltd. (HKD)	1,511,726
3,753,012	WH Group Ltd. (HKD) (e) (f)	4,180,890
3,507,508	Xinyi Glass Holdings Ltd. (HKD) (d)	3,727,124
		29,725,730
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Denmark — 2.0%
2,072	A.P. Moller - Maersk A/S, Class B (DKK)	$4,772,774
226,910	H. Lundbeck A/S (DKK)	1,540,902
102,718	ISS A/S (DKK)	3,510,318
43,767	ROCKWOOL A/S, Class B (DKK)	1,552,175
56,026	Zealand Pharma A/S (DKK) (c)	4,111,385
		15,487,554
	Finland — 0.2%
54,394	Wartsila Oyj Abp (EUR)	1,943,282
	France — 2.0%
20,539	Amundi S.A. (EUR) (e) (f)	1,704,101
25,828	Arkema S.A. (EUR)	1,582,911
67,993	Cie Generale des Etablissements Michelin S.C.A. (EUR)	2,262,118
28,275	Elis S.A. (EUR)	806,129
62,621	Klepierre S.A. (EUR)	2,482,998
35,247	Sanofi S.A. (EUR)	3,426,447
12,281	Societe Generale S.A. (EUR)	991,809
40,141	TotalEnergies SE (EUR)	2,622,383
		15,878,896
	Germany — 6.0%
32,588	Aurubis AG (EUR) (d)	4,756,534
95,472	Auto1 Group SE (EUR) (c)	3,063,021
32,405	Bayerische Motoren Werke AG (EUR)	3,546,986
64,709	Commerzbank AG (EUR)	2,745,258
480,140	Deutsche Lufthansa AG (EUR)	4,743,168
16,768	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (e) (f)	898,975
93,727	Evonik Industries AG (EUR)	1,471,575
15,499	Fresenius Medical Care AG (EUR)	742,419
12,550	Hensoldt AG (EUR)	1,082,558
15,193	HOCHTIEF AG (EUR)	6,017,065
12,048	KION Group AG (EUR)	966,338
20,448	LEG Immobilien SE (EUR)	1,495,896
51,780	Mercedes-Benz Group AG (EUR)	3,655,367
63,502	Nordex SE (EUR) (c)	2,173,152
23,702	RENK Group AG (EUR)	1,493,561
349	Rheinmetall AG (EUR)	640,235
36,604	RWE AG (EUR)	1,946,948
6,962	Siemens Energy AG (EUR) (c)	985,081
167,411	thyssenkrupp AG (EUR)	1,824,578
22,581	Volkswagen AG (Preference Shares) (EUR)	2,747,923
		46,996,638
Shares	Description	Value

	Greece — 0.4%
766,098	Alpha Bank S.A. (EUR)	$3,223,136
	Hong Kong — 2.1%
761,087	Beijing Enterprises Holdings Ltd. (HKD)	3,111,746
1,736,683	China Merchants Port Holdings Co., Ltd. (HKD)	3,378,439
1,959,335	China Power International Development Ltd. (HKD) (d)	813,169
1,419,268	China Resources Power Holdings Co., Ltd. (HKD) (d)	3,156,685
415,686	China Taiping Insurance Holdings Co., Ltd. (HKD)	998,262
5,637,157	Guotai Junan International Holdings Ltd. (HKD)	1,847,013
959,540	MTR Corp., Ltd. (HKD)	3,674,084
		16,979,398
	Israel — 1.9%
39,910	Bank Hapoalim BM (ILS)	902,958
120,373	Harel Insurance Investments & Financial Services Ltd. (ILS)	4,698,424
41,334	Menora Mivtachim Holdings Ltd. (ILS)	5,184,029
108,336	Phoenix Financial Ltd. (ILS)	4,483,737
		15,269,148
	Italy — 3.1%
1,243,233	A2A S.p.A. (EUR)	3,375,015
54,394	Banco BPM S.p.A. (EUR)	832,287
74,013	Buzzi S.p.A. (EUR)	4,522,959
46,561	Eni S.p.A. (EUR)	883,155
61,967	Fincantieri S.p.A. (EUR) (c)	1,216,153
25,626	Leonardo S.p.A. (EUR)	1,480,485
274,671	Maire S.p.A. (EUR)	4,212,448
287,446	Nexi S.p.A. (EUR) (e) (f)	1,425,880
358,390	Pirelli & C S.p.A. (EUR) (e) (f)	2,466,427
41,113	Prysmian S.p.A. (EUR)	4,173,531
		24,588,340
	Japan — 28.8%
32,800	Advantest Corp. (JPY)	4,111,517
200,700	Aeon Co., Ltd. (JPY)	3,173,735
24,900	AGC, Inc. (JPY) (d)	825,496
234,600	Aisin Corp. (JPY)	4,382,275
125,900	ANA Holdings, Inc. (JPY)	2,394,383
309,400	Asahi Kasei Corp. (JPY)	2,743,594
113,200	Central Japan Railway Co. (JPY)	3,134,247
233,400	Chubu Electric Power Co., Inc. (JPY)	3,593,979
135,300	CyberAgent, Inc. (JPY)	1,155,716
47,700	Dai Nippon Printing Co., Ltd. (JPY)	820,377
22,600	Daiwa House Industry Co., Ltd. (JPY)	749,967
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
56,200	Denso Corp. (JPY)	$774,257
142,000	Ebara Corp. (JPY)	3,339,683
127,800	ENEOS Holdings, Inc. (JPY)	903,183
46,600	Food & Life Cos., Ltd. (JPY)	2,354,097
41,500	Fujikura Ltd. (JPY)	4,620,531
233,100	Hachijuni Bank (The) Ltd. (JPY)	2,526,093
95,100	Haseko Corp. (JPY)	1,886,943
235,400	Honda Motor Co., Ltd. (JPY)	2,308,315
26,700	Ibiden Co., Ltd. (JPY)	1,147,330
217,600	IHI Corp. (JPY)	3,826,476
224,700	Inpex Corp. (JPY) (d)	4,485,680
257,000	Isuzu Motors Ltd. (JPY)	4,002,499
161,100	Japan Airlines Co., Ltd. (JPY) (d)	2,987,714
28,600	Japan Post Insurance Co., Ltd. (JPY)	860,337
198,400	JFE Holdings, Inc. (JPY)	2,530,031
111,300	Kajima Corp. (JPY)	4,146,039
148,100	Kandenko Co., Ltd. (JPY)	4,753,874
283,500	Kansai Electric Power (The) Co., Inc. (JPY)	4,443,262
285,200	Kawasaki Kisen Kaisha Ltd. (JPY) (d)	3,971,024
262,700	Keisei Electric Railway Co., Ltd. (JPY)	2,161,774
71,200	Kinden Corp. (JPY)	3,087,727
343,500	Kobe Steel Ltd. (JPY)	4,541,551
160,700	Koito Manufacturing Co., Ltd. (JPY)	2,369,874
46,600	Komatsu Ltd. (JPY)	1,487,487
64,500	Kubota Corp. (JPY) (d)	912,693
38,200	Kyoto Financial Group, Inc. (JPY)	835,747
243,600	Kyushu Electric Power Co., Inc. (JPY)	2,611,111
50,300	M3, Inc. (JPY)	678,844
162,400	Marubeni Corp. (JPY)	4,513,069
111,100	Mazda Motor Corp. (JPY)	864,600
253,900	Mebuki Financial Group, Inc. (JPY)	1,682,509
63,200	Mitsubishi Electric Corp. (JPY)	1,849,923
98,300	Mitsubishi HC Capital, Inc. (JPY)	822,723
133,600	Mitsui OSK Lines Ltd. (JPY) (d)	4,017,211
193,800	NGK Insulators Ltd. (JPY)	4,145,964
142,900	NIPPON EXPRESS HOLDINGS, Inc. (JPY) (d)	3,057,060
30,400	Nippon Television Holdings, Inc. (JPY)	738,458
118,900	Nippon Yusen KK (JPY)	3,854,534
42,000	Niterra Co., Ltd. (JPY)	1,847,689
Shares	Description	Value

	Japan (Continued)
49,400	Obayashi Corp. (JPY)	$1,030,954
593,900	Oji Holdings Corp. (JPY)	3,261,445
62,800	Open House Group Co., Ltd. (JPY)	3,689,259
112,000	Osaka Gas Co., Ltd. (JPY)	3,882,533
61,100	Otsuka Holdings Co., Ltd. (JPY)	3,461,059
298,400	Panasonic Holdings Corp. (JPY)	3,854,778
29,100	Rakuten Bank Ltd. (JPY) (c)	1,284,086
47,800	Resonac Holdings Corp. (JPY)	1,991,463
275,800	Ricoh Co., Ltd. (JPY)	2,419,236
186,600	SBI Holdings, Inc. (JPY)	4,020,525
17,800	SCREEN Holdings Co., Ltd. (JPY)	1,731,818
44,900	Seibu Holdings, Inc. (JPY)	1,233,718
126,600	Seiko Epson Corp. (JPY)	1,602,706
231,000	Shimizu Corp. (JPY)	3,935,288
46,300	Shionogi & Co., Ltd. (JPY)	839,749
77,100	SoftBank Group Corp. (JPY)	2,165,730
92,000	Sojitz Corp. (JPY)	2,858,555
198,200	Subaru Corp. (JPY)	4,295,767
67,400	Sugi Holdings Co., Ltd. (JPY)	1,585,604
112,000	Sumitomo Corp. (JPY)	3,869,663
113,900	Sumitomo Electric Industries Ltd. (JPY)	4,599,192
136,400	Sumitomo Forestry Co., Ltd. (JPY) (d)	1,397,177
25,200	Sumitomo Metal Mining Co., Ltd. (JPY)	1,022,704
351,000	Sumitomo Pharma Co., Ltd. (JPY) (c)	5,194,190
26,000	Suntory Beverage & Food Ltd. (JPY) (d)	784,614
222,400	Suzuki Motor Corp. (JPY)	3,314,561
59,100	Taisei Corp. (JPY)	5,597,220
63,700	Tokyo Century Corp. (JPY)	824,920
173,000	Tokyo Electric Power Co. Holdings, Inc. (JPY) (c)	725,951
68,500	Tokyo Gas Co., Ltd. (JPY)	2,713,499
98,100	Tokyu Fudosan Holdings Corp. (JPY)	894,950
95,000	TOPPAN Holdings, Inc. (JPY)	2,826,832
109,700	Tosoh Corp. (JPY)	1,647,181
84,300	Toyota Motor Corp. (JPY)	1,806,121
117,100	Toyota Tsusho Corp. (JPY)	3,942,706
37,000	West Japan Railway Co. (JPY)	738,394
203,100	Yamato Holdings Co., Ltd. (JPY)	2,864,198
109,500	Yokohama Rubber (The) Co., Ltd. (JPY) (d)	4,206,215
		227,147,763
	Luxembourg — 1.1%
67,904	ArcelorMittal S.A. (EUR)	3,119,409
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Luxembourg (Continued)
424,124	Aroundtown S.A. (EUR) (c)	$1,319,842
227,837	Tenaris S.A. (EUR)	4,420,614
		8,859,865
	Netherlands — 0.7%
70,919	Koninklijke Vopak N.V. (EUR)	3,157,067
69,079	Technip Energies N.V. (EUR)	2,636,777
		5,793,844
	Norway — 1.2%
133,360	Equinor ASA (NOK)	3,135,548
240,087	Norsk Hydro ASA (NOK)	1,862,580
155,757	Orkla ASA (NOK)	1,738,359
66,771	Yara International ASA (NOK)	2,742,380
		9,478,867
	Singapore — 1.6%
272,753	BOC Aviation Ltd. (HKD) (e) (f)	2,551,353
884,800	Seatrium Ltd. (SGD) (d)	1,486,828
807,800	Singapore Airlines Ltd. (SGD)	4,022,032
402,800	UOL Group Ltd. (SGD)	2,738,814
735,800	Wilmar International Ltd. (SGD)	1,763,081
		12,562,108
	South Korea — 14.5%
18,258	APR Corp. (KRW)	2,927,769
23,170	Coway Co., Ltd. (KRW)	1,397,711
24,717	DB Insurance Co., Ltd. (KRW)	2,249,418
5,154	Hanwha Aerospace Co., Ltd. (KRW)	3,366,710
51,728	Hanwha Ocean Co., Ltd. (KRW) (c)	4,079,206
36,715	HD Hyundai Co., Ltd. (KRW)	4,804,261
13,882	HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (KRW)	3,922,095
284,565	HMM Co., Ltd. (KRW)	4,049,552
4,258	Hyosung Heavy Industries Corp. (KRW)	5,264,307
34,496	Hyundai Glovis Co., Ltd. (KRW)	4,324,722
19,114	Hyundai Mobis Co., Ltd. (KRW)	4,949,167
26,538	Hyundai Motor Co. (KRW)	5,462,162
15,631	Hyundai Rotem Co., Ltd. (KRW)	2,038,850
56,659	Kia Corp. (KRW)	4,790,577
4,658	KIWOOM Securities Co., Ltd. (KRW)	936,095
126,614	Korea Electric Power Corp. (KRW)	4,148,541
15,740	Korea Investment Holdings Co., Ltd. (KRW)	1,766,796
2,478	Korea Zinc Co., Ltd. (KRW)	2,263,752
Shares	Description	Value

	South Korea (Continued)
250,793	Korean Air Lines Co., Ltd. (KRW)	$3,925,849
395,942	LG Display Co., Ltd. (KRW)	3,246,034
30,188	LG Electronics, Inc. (KRW)	1,925,846
297,356	LG Uplus Corp. (KRW)	3,038,479
106,895	Mirae Asset Securities Co., Ltd. (KRW)	1,732,670
15,215	Peptron, Inc. (KRW)	2,682,732
4,134	POSCO Holdings, Inc. (KRW)	875,270
17,692	Samsung Electro-Mechanics Co., Ltd. (KRW)	3,131,762
40,802	Samsung Electronics Co., Ltd. (KRW)	3,396,036
208,421	Samsung Heavy Industries Co., Ltd. (KRW) (c)	3,486,825
29,147	Samsung Life Insurance Co., Ltd. (KRW)	3,188,759
6,949	Samsung SDS Co., Ltd. (KRW)	827,291
1,492	Samyang Foods Co., Ltd. (KRW)	1,274,966
16,117	Shinhan Financial Group Co., Ltd. (KRW)	860,364
12,951	SK hynix, Inc. (KRW)	5,852,696
27,724	SK Square Co., Ltd. (KRW) (c)	7,082,317
84,059	SK Telecom Co., Ltd. (KRW)	3,121,833
87,946	Woori Financial Group, Inc. (KRW)	1,709,408
		114,100,828
	Spain — 2.4%
4,050	Acciona S.A. (EUR)	884,801
50,895	ACS Actividades de Construccion y Servicios S.A. (EUR)	5,075,026
127,082	Banco Bilbao Vizcaya Argentaria S.A. (EUR)	2,994,399
112,320	Grifols S.A. (EUR)	1,412,382
18,167	Indra Sistemas S.A. (EUR) (d)	1,036,321
625,871	International Consolidated Airlines Group S.A. (GBP)	3,495,199
515,263	Mapfre S.A. (EUR)	2,592,907
53,907	Merlin Properties Socimi S.A. (EUR)	787,458
45,946	Repsol S.A. (EUR)	859,881
		19,138,374
	Sweden — 1.5%
59,962	Boliden AB (SEK) (c)	3,355,501
41,025	Industrivarden AB, Class C (SEK)	1,849,278
13,315	Saab AB, Class B (SEK)	777,510
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Sweden (Continued)
560,378	SSAB AB, Class B (SEK)	$4,240,040
396,228	Volvo Car AB, Class B (SEK) (c) (d)	1,321,262
		11,543,591
	Switzerland — 0.8%
9,666	Accelleron Industries AG (CHF)	751,095
48,047	Holcim AG (CHF)	4,716,746
1,165	Swissquote Group Holding S.A. (CHF)	716,267
		6,184,108
	United Kingdom — 7.0%
73,872	3i Group PLC (GBP)	3,249,145
611,769	Aberdeen Group PLC (GBP)	1,695,441
11,562	Anglogold Ashanti PLC (ZAR)	1,000,609
43,920	Antofagasta PLC (GBP)	1,941,225
117,820	Associated British Foods PLC (GBP)	3,377,993
181,691	Babcock International Group PLC (GBP)	3,044,225
318,294	Barclays PLC (GBP)	2,042,029
133,213	Beazley PLC (GBP)	1,493,971
31,497	Berkeley Group Holdings PLC (GBP)	1,657,491
173,499	British Land (The) Co., PLC (GBP)	944,355
260,397	easyJet PLC (GBP)	1,792,210
97,439	Endeavour Mining PLC (GBP)	5,085,578
102,394	Fresnillo PLC (GBP)	4,601,636
168,279	IG Group Holdings PLC (GBP)	2,982,826
1,267,833	JD Sports Fashion PLC (GBP)	1,443,395
57,181	Pearson PLC (GBP)	809,307
174,099	Prudential PLC (GBP)	2,685,866
37,082	Rio Tinto PLC (GBP)	2,996,071
50,766	Rolls-Royce Holdings PLC (GBP)	786,943
45,654	Shell PLC (GBP)	1,686,171
126,253	Standard Chartered PLC (GBP)	3,100,718
135,605	Tesco PLC (GBP)	807,558
2,090,388	Tritax Big Box REIT PLC (GBP)	4,288,582
252,068	UNITE Group (The) PLC (GBP)	1,901,035
		55,414,380
	Total Common Stocks	787,528,179
	(Cost $653,650,544)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 5.1%
$40,199,689	JPMorgan Chase & Co., 3.82% (g), dated 12/31/25, due 01/02/26, with a maturity value of $40,208,220. Collateralized by U.S. Treasury Securities, interest rates of 1.25% to 4.63%, due 08/15/31 to 11/15/49. The value of the collateral including accrued interest is $41,003,684. (h)	$40,199,689
	(Cost $40,199,689)

	Total Investments — 104.9%	827,727,868
	(Cost $693,850,233)
	Net Other Assets and Liabilities — (4.9)%	(38,493,580)
	Net Assets — 100.0%	$789,234,288

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $37,457,973 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $40,199,689.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of December 31, 2025.
(h)	This security serves as collateral for securities on loan.

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
December 31, 2025
Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
JPY	27.4%
EUR	15.9
KRW	13.8
CAD	11.7
HKD	7.2
GBP	7.0
USD	4.9
AUD	3.8
DKK	1.9
ILS	1.8
SEK	1.4
SGD	1.2
NOK	1.1
CHF	0.8
ZAR	0.1
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$787,528,179	$787,528,179	$—	$—
Repurchase Agreements	40,199,689	—	40,199,689	—
Total Investments	$827,727,868	$787,528,179	$40,199,689	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$37,457,973
Non-cash Collateral(2)	(37,457,973)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$40,199,689
Non-cash Collateral(4)	(40,199,689)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.6%
	Brazil — 10.0%
113,501	Banco BTG Pactual S.A. (BRL)	$1,089,079
85,344	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	2,077,474
2,456,305	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	5,020,414
68,222	Embraer S.A. (BRL)	1,103,056
330,970	Eneva S.A. (BRL) (c)	1,218,847
1,319,099	Gerdau S.A. (Preference Shares) (BRL)	4,908,331
1,948,425	Itausa S.A. (Preference Shares) (BRL)	4,153,037
870,559	Petroleo Brasileiro S.A. - Petrobras (Preference Shares) (BRL)	4,896,324
718,274	PRIO S.A. (BRL) (c)	5,429,246
329,312	Suzano S.A. (BRL)	3,091,948
321,547	Telefonica Brasil S.A. (BRL)	1,942,279
233,088	TIM S.A. (BRL)	907,724
747,960	Ultrapar Participacoes S.A. (BRL)	2,852,751
285,389	Vale S.A. (BRL)	3,747,724
1,192,970	Vibra Energia S.A. (BRL)	5,514,472
		47,952,706
	Cayman Islands — 8.8%
113,308	Akeso, Inc. (HKD) (c) (d) (e)	1,645,162
45,069	Alibaba Group Holding Ltd. (HKD)	826,944
59,977	Baidu, Inc., Class A (HKD) (c)	1,013,398
1,995,960	China Feihe Ltd. (HKD) (d) (e)	1,041,232
1,511,285	China Hongqiao Group Ltd. (HKD)	6,334,321
124,128	ENN Energy Holdings Ltd. (HKD)	1,103,686
1,279,716	InnoCare Pharma Ltd., Class H (HKD) (c) (d) (e) (f)	2,022,499
165,908	Innovent Biologics, Inc. (HKD) (c) (d) (e)	1,625,462
2,449,568	J&T Global Express Ltd. (HKD) (c)	3,289,088
480,324	JD Health International, Inc. (HKD) (c) (d) (e)	3,425,287
1,828,834	JD Logistics, Inc. (HKD) (c) (d) (e)	2,683,553
94,384	Kuaishou Technology (HKD) (d) (e)	775,548
389,690	Wuxi Biologics Cayman, Inc. (HKD) (c) (d) (e)	1,574,242
408,004	WuXi XDC Cayman, Inc. (HKD) (c)	3,184,787
491,452	XD, Inc. (HKD) (e)	4,095,065
Shares	Description	Value

	Cayman Islands (Continued)
171,443	XPeng, Inc., Class A (HKD) (c)	$1,747,980
1,122,912	XtalPi Holdings Ltd. (HKD) (c)	1,364,918
942,236	Zhen Ding Technology Holding Ltd. (TWD)	4,258,287
		42,011,459
	Chile — 1.7%
561,928	Empresas Copec S.A. (CLP)	4,403,903
347,015	Falabella S.A. (CLP)	2,420,676
45,262,859	Latam Airlines Group S.A. (CLP)	1,225,480
		8,050,059
	China — 32.7%
4,947,043	Aluminum Corp. of China Ltd., Class H (HKD)	7,735,813
1,019,649	Anhui Conch Cement Co., Ltd., Class H (HKD)	2,892,807
1,222,707	Bank of Communications Co., Ltd., Class H (HKD)	1,013,332
230,348	Beijing Fourth Paradigm Technology Co., Ltd., Class H (HKD) (c)	1,302,879
1,126,048	CALB Group Co., Ltd., Class H (HKD) (c) (d) (e)	3,634,513
3,438,462	China Coal Energy Co., Ltd., Class H (HKD)	4,395,993
1,067,590	China Construction Bank Corp., Class H (HKD)	1,054,874
13,422,332	China Energy Engineering Corp., Ltd., Class H (HKD) (f)	1,828,115
2,464,640	China Everbright Bank Co., Ltd., Class H (HKD) (f)	1,152,722
1,349,008	China Galaxy Securities Co., Ltd., Class H (HKD)	1,738,542
461,100	China Merchants Securities Co., Ltd., Class H (HKD) (d) (e)	825,900
5,786,544	China National Building Material Co., Ltd., Class H (HKD)	3,806,790
3,585,892	China Oilfield Services Ltd., Class H (HKD)	3,220,654
3,942,763	China Petroleum & Chemical Corp., Class H (HKD)	2,365,850
4,063,691	China Railway Group Ltd., Class H (HKD)	1,999,812
15,456,233	China Reinsurance Group Corp., Class H (HKD)	3,336,435
2,782,561	China Tower Corp., Ltd., Class H (HKD) (d) (e)	4,133,065
777,944	CITIC Securities Co., Ltd., Class H (HKD)	2,738,852
1,526,548	CMOC Group Ltd., Class H (HKD)	3,773,855
See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	China (Continued)
3,297,159	COSCO SHIPPING Holdings Co., Ltd., Class H (HKD) (f)	$5,825,220
1,129,488	CSC Financial Co., Ltd., Class H (HKD) (d) (e)	1,863,444
1,442,384	Dongfang Electric Corp., Ltd., Class H (HKD) (f)	4,633,302
704,904	Everbright Securities Co., Ltd., Class H (HKD) (d) (e)	805,196
1,180,168	GF Securities Co., Ltd., Class H (HKD) (f)	2,670,379
2,851,996	Goldwind Science & Technology Co., Ltd., Class H (HKD)	4,914,139
3,812,092	Huadian Power International Corp., Ltd., Class H (HKD)	1,993,552
1,017,904	Huaxin Cement Co., Ltd., Class H (HKD) (f)	2,356,847
2,142,772	Inner Mongolia Yitai Coal Co., Ltd., Class B	4,092,695
1,308,729	Jiangxi Copper Co., Ltd., Class H (HKD)	7,210,647
8,840,652	Metallurgical Corp. of China Ltd., Class H (HKD) (f)	2,078,764
518,968	New China Life Insurance Co., Ltd., Class H (HKD)	3,624,181
1,981,584	Orient Securities Co., Ltd., Class H (HKD) (d) (e)	1,741,559
4,690,726	People’s Insurance Co. Group of China (The) Ltd., Class H (HKD)	4,068,305
5,639,223	PetroChina Co., Ltd., Class H (HKD)	6,072,017
561,556	Pharmaron Beijing Co., Ltd., Class H (HKD) (d) (e)	1,413,505
4,429,948	Qingdao Port International Co., Ltd., Class H (HKD) (d) (e)	3,961,663
340,920	Remegen Co., Ltd., Class H (HKD) (c) (d) (e) (f)	3,153,949
1,080,980	Shandong Gold Mining Co., Ltd., Class H (HKD) (d) (e)	4,805,775
165,400	Shanghai Chicmax Cosmetic Co., Ltd., Class H (HKD) (f)	1,547,165
7,830,036	Shanghai Electric Group Co., Ltd., Class H (HKD) (c)	3,893,538
524,432	Shanghai Junshi Biosciences Co., Ltd., Class H (HKD) (c) (d) (e) (f)	1,437,982
6,673,536	Shenwan Hongyuan Group Co., Ltd., Class H (HKD) (d) (e) (f)	2,606,750
870,821	Sinopharm Group Co., Ltd., Class H (HKD)	2,175,178
4,919,712	Sinotrans Ltd., Class H (HKD)	3,065,852
Shares	Description	Value

	China (Continued)
1,144,507	Weichai Power Co., Ltd., Class H (HKD)	$2,772,040
675,264	Yangtze Optical Fibre & Cable Joint Stock Ltd., Co., Class H (HKD) (d) (e) (f)	4,485,737
766,472	Zhaojin Mining Industry Co., Ltd., Class H (HKD)	3,027,400
3,332,546	Zhejiang Expressway Co., Ltd., Class H (HKD)	3,070,188
481,439	Zhejiang Leapmotor Technology Co., Ltd., Class H (HKD) (c) (d) (e)	3,007,641
186,592	Zhuzhou CRRC Times Electric Co., Ltd., Class H (HKD)	901,948
734,440	Zijin Mining Group Co., Ltd., Class H (HKD)	3,365,173
224,988	ZTE Corp., Class H (HKD) (f)	784,583
		156,377,117
	Hong Kong — 0.5%
533,128	China Nonferrous Mining Corp., Ltd. (HKD) (f)	1,010,400
348,000	Sinotruk Hong Kong Ltd. (HKD)	1,235,016
		2,245,416
	Hungary — 2.9%
768,873	Magyar Telekom Telecommunications PLC (HUF)	4,213,139
631,941	MOL Hungarian Oil & Gas PLC (HUF)	5,681,160
134,914	Richter Gedeon Nyrt (HUF)	4,069,745
		13,964,044
	India — 3.0%
701,103	Coal India Ltd. (INR)	3,112,394
1,550,825	GAIL India Ltd. (INR)	2,970,536
608,396	Indian Oil Corp. Ltd. (INR)	1,126,772
1,522,032	Oil & Natural Gas Corp., Ltd. (INR)	4,070,633
244,419	REC Ltd. (INR)	970,286
502,606	Tata Motors Passenger Vehicles Ltd. (INR)	2,054,223
		14,304,844
	Indonesia — 5.3%
14,839,422	Astra International Tbk PT (IDR)	5,962,466
22,852,709	Barito Pacific Tbk PT (IDR) (c)	4,481,461
102,021,024	Bumi Resources Minerals Tbk PT (IDR) (c)	6,730,023
11,202,309	Telkom Indonesia Persero Tbk PT (IDR)	2,337,873
3,200,659	United Tractors Tbk PT (IDR)	5,662,335
		25,174,158
See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Malaysia — 0.7%
3,223,500	Axiata Group Bhd (MYR)	$2,001,779
326,700	Tenaga Nasional Bhd (MYR)	1,104,565
		3,106,344
	Mexico — 3.7%
4,589,331	Cemex S.A.B. de C.V., Series CPO (MXN)	5,267,887
373,635	Grupo Financiero Inbursa S.A.B. de C.V., Class O (MXN)	904,027
114,943	Industrias Penoles S.A.B. de C.V. (MXN) (c)	6,043,101
1,282,281	Prologis Property Mexico S.A. de C.V. (MXN)	5,371,944
		17,586,959
	Netherlands — 0.7%
384,144	NEPI Rockcastle N.V. (ZAR)	3,383,297
	Philippines — 0.8%
371,960	Ayala Corp. (PHP)	2,958,862
880,310	Metropolitan Bank & Trust Co. (PHP)	1,024,965
		3,983,827
	Poland — 2.1%
69,964	KGHM Polska Miedz S.A. (PLN) (c)	5,472,393
172,510	ORLEN S.A. (PLN)	4,618,367
		10,090,760
	Russia — 0.0%
76,383,797	Inter RAO UES PJSC (RUB) (c) (g) (h) (i)	0
11,679	Magnit PJSC (RUB) (c) (g) (h) (i)	0
4,142,443	Magnitogorsk Iron & Steel Works PJSC (RUB) (c) (g) (h) (i)	0
262,800,255	RusHydro PJSC (RUB) (c) (g) (h) (i)	0
403,137	Tatneft PJSC (RUB) (c) (g) (h) (i)	0
		0
	South Africa — 3.0%
97,150	Gold Fields Ltd. (ZAR)	4,257,411
56,240	Harmony Gold Mining Co., Ltd. (ZAR)	1,144,769
82,940	Nedbank Group Ltd. (ZAR)	1,333,551
126,299	Northam Platinum Holdings Ltd. (ZAR)	2,571,054
1,437,026	Sibanye Stillwater Ltd. (ZAR) (c)	5,250,005
		14,556,790
Shares	Description	Value

	Taiwan — 17.7%
149,676	Accton Technology Corp. (TWD)	$5,644,915
95,664	Asia Vital Components Co., Ltd. (TWD)	4,597,401
54,028	Chroma ATE, Inc. (TWD)	1,332,624
146,521	Delta Electronics, Inc. (TWD)	4,490,690
102,146	Elite Material Co., Ltd. (TWD)	5,347,788
3,284,226	Eva Airways Corp. (TWD)	3,820,387
873,806	Evergreen Marine Corp. Taiwan Ltd. (TWD)	5,283,911
2,250,521	Far Eastern New Century Corp. (TWD)	1,991,200
287,322	Gold Circuit Electronics Ltd. (TWD)	6,282,211
579,301	Hon Hai Precision Industry Co., Ltd. (TWD)	4,249,738
38,941	Jentech Precision Industrial Co., Ltd. (TWD)	3,402,016
38,033	King Slide Works Co., Ltd. (TWD)	4,539,194
544,039	Lite-On Technology Corp. (TWD)	2,830,966
107,870	Quanta Computer, Inc. (TWD)	933,806
104,101	Tripod Technology Corp. (TWD)	1,051,927
1,373,534	United Microelectronics Corp. (TWD)	2,152,943
2,105,131	Wan Hai Lines Ltd. (TWD)	5,279,493
1,113,247	Wistron Corp. (TWD)	5,332,304
47,183	Wiwynn Corp. (TWD)	6,734,958
890,598	WT Microelectronics Co., Ltd. (TWD)	3,883,195
2,951,155	Yang Ming Marine Transport Corp. (TWD)	5,231,595
		84,413,262
	Thailand — 3.2%
223,700	Bangkok Bank PCL (THB)	1,203,528
5,978,500	Charoen Pokphand Foods PCL (THB)	4,136,845
1,442,900	PTT Exploration & Production PCL (THB)	5,175,296
3,007,200	PTT PCL (THB)	3,054,449
289,800	Siam Cement (The) PCL (THB)	1,687,932
		15,258,050
	Turkey — 2.8%
595,503	Aselsan Elektronik Sanayi Ve Ticaret A/S (TRY)	3,214,623
677,424	Turk Hava Yollari AO (TRY) (f)	4,237,648
See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Turkey (Continued)
1,744,618	Turkcell Iletisim Hizmetleri A/S (TRY) (f)	$3,784,165
2,514,892	Yapi ve Kredi Bankasi A/S (TRY) (c)	2,122,208
		13,358,644
	Total Common Stocks	475,817,736
	(Cost $426,453,094)
WARRANTS (a) (b) — 0.0%
	Malaysia — 0.0%
227,020	YTL Power International Bhd, expiring 06/02/28 (MYR) (c) (g) (h)	48,112
	(Cost $0)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 5.4%
$25,670,586	JPMorgan Chase & Co., 3.82% (j), dated 12/31/25, due 01/02/26, with a maturity value of $25,676,034. Collateralized by U.S. Treasury Securities, interest rates of 1.25% to 4.63%, due 08/15/31 to 11/15/49. The value of the collateral including accrued interest is $26,183,998. (k)	25,670,586
	(Cost $25,670,586)

	Total Investments — 105.0%	501,536,434
	(Cost $452,123,680)
	Net Other Assets and Liabilities — (5.0)%	(23,815,968)
	Net Assets — 100.0%	$477,720,466

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $20,405,675 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $25,670,586.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2025, securities
noted as such are valued at $48,112 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(j)	Rate shown reflects yield as of December 31, 2025.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
December 31, 2025
Currency Exposure Diversification	% of Total Investments
HKD	38.3%
TWD	17.7
BRL	9.6
USD	5.9
IDR	5.0
ZAR	3.6
MXN	3.5
THB	3.0
INR	2.9
HUF	2.8
TRY	2.7
PLN	2.0
CLP	1.6
PHP	0.8
MYR	0.6
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$— **	$—	$—	$— **
Thailand	15,258,050	—	15,258,050	—
Other Country Categories*	460,559,686	460,559,686	—	—
Warrants*	48,112	—	48,112	—
Repurchase Agreements	25,670,586	—	25,670,586	—
Total Investments	$501,536,434	$460,559,686	$40,976,748	$— **

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$20,405,675
Non-cash Collateral(2)	(20,405,675)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$25,670,586
Non-cash Collateral(4)	(25,670,586)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS (a) — 99.9%
	Aerospace & Defense — 8.0%
26,981	Hensoldt AG (EUR)	$2,327,370
4,180	MTU Aero Engines AG (EUR)	1,745,351
1,462	Rheinmetall AG (EUR)	2,682,017
		6,754,738
	Air Freight & Logistics — 2.6%
40,213	DHL Group (EUR)	2,208,378
	Automobile Components — 3.5%
36,871	Continental AG (EUR)	2,944,758
	Automobiles — 15.5%
34,825	Bayerische Motoren Werke AG (EUR)	3,811,875
50,128	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (b) (c)	2,687,491
52,887	Mercedes-Benz Group AG (EUR)	3,733,514
23,459	Volkswagen AG (Preference Shares) (EUR)	2,854,768
		13,087,648
	Banks — 4.0%
78,505	Commerzbank AG (EUR)	3,330,549
	Capital Markets — 2.9%
62,645	Deutsche Bank AG (EUR)	2,437,569
	Chemicals — 1.7%
60,067	Evonik Industries AG (EUR)	943,091
11,221	FUCHS SE (Preference Shares) (EUR)	502,949
		1,446,040
	Construction & Engineering — 5.9%
12,566	HOCHTIEF AG (EUR)	4,976,663
	Construction Materials — 1.6%
5,270	Heidelberg Materials AG (EUR)	1,381,105
	Diversified Telecommunication Services — 4.5%
50,913	Deutsche Telekom AG (EUR)	1,654,977
66,699	United Internet AG (EUR)	2,169,685
		3,824,662
	Electrical Equipment — 8.3%
93,744	Nordex SE (EUR) (d)	3,208,087
26,800	Siemens Energy AG (EUR) (d)	3,792,037
		7,000,124
	Health Care Providers & Services — 0.6%
10,804	Fresenius Medical Care AG (EUR)	517,523
Shares	Description	Value

	Independent Power and Renewable Electricity Producers — 4.7%
74,173	RWE AG (EUR)	$3,945,224
	Industrial Conglomerates — 0.8%
2,415	Siemens AG (EUR)	678,733
	Insurance — 3.9%
1,528	Allianz SE (EUR)	701,222
19,129	Talanx AG (EUR)	2,558,267
		3,259,489
	Interactive Media & Services — 1.1%
8,977	Scout24 SE (EUR) (b) (c)	905,169
	IT Services — 0.8%
13,212	Bechtle AG (EUR)	678,207
	Machinery — 9.2%
26,168	Daimler Truck Holding AG (EUR)	1,147,687
39,459	Jungheinrich AG (Preference Shares) (EUR)	1,642,502
22,252	KION Group AG (EUR)	1,784,773
7,508	Krones AG (EUR)	1,198,217
30,981	RENK Group AG (EUR)	1,952,241
		7,725,420
	Metals & Mining — 7.3%
29,761	Aurubis AG (EUR) (e)	4,343,906
162,695	thyssenkrupp AG (EUR)	1,773,179
		6,117,085
	Multi-Utilities — 1.5%
67,275	E.ON SE (EUR)	1,274,866
	Passenger Airlines — 3.4%
292,806	Deutsche Lufthansa AG (EUR)	2,892,548
	Pharmaceuticals — 2.4%
14,334	Merck KGaA (EUR)	2,065,233
	Software — 0.6%
4,273	Nemetschek SE (EUR)	466,007
	Specialty Retail — 3.7%
96,050	Auto1 Group SE (EUR) (d)	3,081,565
	Trading Companies & Distributors — 0.6%
9,352	Brenntag SE (EUR)	544,687
	Transportation Infrastructure — 0.8%
8,219	Fraport AG Frankfurt Airport Services Worldwide (EUR) (d)	675,644
	Total Common Stocks	84,219,634
	(Cost $73,424,313)
See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
55,009	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (f)	$55,009
	(Cost $55,009)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 4.6%
$3,883,838	Bank of America Corp., 3.82% (f), dated 12/31/25, due 01/02/26, with a maturity value of $3,884,662. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $3,961,516. (g)	3,883,838
	(Cost $3,883,838)

	Total Investments — 104.6%	88,158,481
	(Cost $77,363,160)
	Net Other Assets and Liabilities — (4.6)%	(3,844,278)
	Net Assets — 100.0%	$84,314,203

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Non-income producing security.
(e)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $3,721,972 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $3,883,838.

(f)	Rate shown reflects yield as of December 31, 2025.
(g)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	95.5%
USD	4.5
Total	100.0%

Country Allocation†	% of Net Assets
Germany	99.9%
United States	4.7
Total Investments	104.6
Net Other Assets and Liabilities	(4.6)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$84,219,634	$84,219,634	$—	$—
Money Market Funds	55,009	55,009	—	—
Repurchase Agreements	3,883,838	—	3,883,838	—
Total Investments	$88,158,481	$84,274,643	$3,883,838	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$3,721,972
Non-cash Collateral(2)	(3,721,972)
Net Amount	$—
See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
December 31, 2025
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$3,883,838
Non-cash Collateral(4)	(3,883,838)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS (a) — 99.7%
	Aerospace & Defense — 5.5%
111,191	Babcock International Group PLC (GBP)	$1,863,000
54,131	BAE Systems PLC (GBP)	1,250,631
105,537	Rolls-Royce Holdings PLC (GBP)	1,635,968
		4,749,599
	Banks — 10.8%
302,750	Barclays PLC (GBP)	1,942,306
28,952	HSBC Holdings PLC (GBP)	458,084
18,029	Lion Finance Group PLC (GBP)	2,260,095
665,696	Lloyds Banking Group PLC (GBP)	881,529
199,683	NatWest Group PLC (GBP)	1,754,396
84,605	Standard Chartered PLC (GBP)	2,077,862
		9,374,272
	Beverages — 1.2%
20,134	Coca-Cola HBC AG (GBP)	1,042,701
	Broadline Retail — 1.3%
6,157	Next PLC (GBP)	1,135,344
	Capital Markets — 8.1%
30,982	3i Group PLC (GBP)	1,362,695
409,126	Aberdeen Group PLC (GBP)	1,133,842
95,975	IG Group Holdings PLC (GBP)	1,701,203
137,848	Ninety One PLC (GBP)	401,724
70,640	Schroders PLC (GBP)	387,541
107,810	St. James’s Place PLC (GBP)	2,011,982
		6,998,987
	Consumer Staples Distribution & Retail — 3.1%
273,095	J Sainsbury PLC (GBP)	1,196,381
254,467	Tesco PLC (GBP)	1,515,407
		2,711,788
	Containers & Packaging — 0.4%
8,125	Smurfit WestRock PLC (GBP)	314,433
	Diversified Consumer Services — 1.6%
95,304	Pearson PLC (GBP)	1,348,878
	Diversified REITs — 2.5%
203,476	British Land (The) Co., PLC (GBP)	1,107,520
121,376	Land Securities Group PLC (GBP)	1,017,643
		2,125,163
	Diversified Telecommunication Services — 1.1%
395,295	BT Group PLC (GBP)	980,684
Shares	Description	Value

	Electric Utilities — 0.5%
13,943	SSE PLC (GBP)	$409,530
	Electronic Equipment, Instruments & Components — 0.9%
15,956	Halma PLC (GBP)	760,946
	Financial Services — 2.6%
496,682	M&G PLC (GBP)	1,917,448
24,548	Wise PLC, Class A (GBP) (b)	294,826
		2,212,274
	Food Products — 2.1%
62,025	Associated British Foods PLC (GBP)	1,778,306
	Health Care Equipment & Supplies — 0.3%
88,521	Convatec Group PLC (GBP) (c) (d)	290,190
	Hotels, Restaurants & Leisure — 3.9%
41,874	Carnival PLC (GBP) (b)	1,280,147
141,673	Entain PLC (GBP)	1,463,956
18,087	Whitbread PLC (GBP)	621,697
		3,365,800
	Household Durables — 1.6%
26,455	Berkeley Group Holdings PLC (GBP)	1,392,162
	Industrial Conglomerates — 1.6%
5,400	DCC PLC (GBP)	337,013
34,100	Smiths Group PLC (GBP)	1,081,095
		1,418,108
	Industrial REITs — 3.2%
251,522	LondonMetric Property PLC (GBP)	643,155
37,565	Segro PLC (GBP)	364,778
864,818	Tritax Big Box REIT PLC (GBP)	1,774,237
		2,782,170
	Insurance — 7.0%
31,489	Admiral Group PLC (GBP)	1,348,067
123,689	Aviva PLC (GBP)	1,141,073
109,217	Beazley PLC (GBP)	1,224,858
61,027	Hiscox Ltd. (GBP)	1,170,575
77,538	Phoenix Group Holdings PLC (GBP)	770,290
27,974	Prudential PLC (GBP)	431,561
		6,086,424
	Interactive Media & Services — 0.5%
64,746	Rightmove PLC (GBP)	453,476
See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Leisure Products — 1.4%
4,722	Games Workshop Group PLC (GBP)	$1,204,257
	Machinery — 0.5%
12,192	IMI PLC (GBP)	408,882
	Media — 2.5%
1,548,177	ITV PLC (GBP)	1,718,527
99,608	WPP PLC (GBP)	453,148
		2,171,675
	Metals & Mining — 13.1%
23,288	Anglogold Ashanti PLC (ZAR)	2,015,410
45,834	Endeavour Mining PLC (GBP)	2,392,188
153,120	Evraz PLC (GBP) (b) (e) (f) (g)	0
88,644	Fresnillo PLC (GBP)	3,983,705
90,019	Glencore PLC (GBP)	493,310
30,070	Rio Tinto PLC (GBP)	2,429,531
		11,314,144
	Multi-Utilities — 2.1%
632,112	Centrica PLC (GBP)	1,444,655
24,050	National Grid PLC (GBP)	370,052
		1,814,707
	Oil, Gas & Consumable Fuels — 3.4%
139,620	BP PLC (GBP)	814,530
260,637	Harbour Energy PLC (GBP)	690,704
39,991	Shell PLC (GBP)	1,477,015
		2,982,249
	Paper & Forest Products — 0.6%
42,925	Mondi PLC (GBP)	525,489
	Passenger Airlines — 5.5%
191,879	easyJet PLC (GBP)	1,320,628
374,113	International Consolidated Airlines Group S.A. (GBP)	2,089,248
69,185	JET2 PLC (GBP)	1,309,336
		4,719,212
	Pharmaceuticals — 0.6%
25,684	Hikma Pharmaceuticals PLC (GBP)	536,620
	Residential REITs — 1.3%
150,616	UNITE Group (The) PLC (GBP)	1,135,909
	Specialty Retail — 3.2%
1,438,440	JD Sports Fashion PLC (GBP)	1,637,627
263,371	Kingfisher PLC (GBP)	1,110,115
		2,747,742
	Textiles, Apparel & Luxury Goods — 0.8%
43,197	Burberry Group PLC (GBP) (b)	738,903
Shares	Description	Value

	Tobacco — 0.9%
17,747	Imperial Brands PLC (GBP)	$746,127
	Trading Companies & Distributors — 2.1%
10,936	Ashtead Group PLC (GBP)	749,734
11,004	Bunzl PLC (GBP)	307,929
10,446	Diploma PLC (GBP)	745,569
		1,803,232
	Water Utilities — 0.4%
22,365	United Utilities Group PLC (GBP)	359,953
	Wireless Telecommunication Services — 1.5%
984,679	Vodafone Group PLC (GBP)	1,312,427

	Total Investments — 99.7%	86,252,763
	(Cost $69,483,163)
	Net Other Assets and Liabilities — 0.3%	246,503
	Net Assets — 100.0%	$86,499,266

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2025, securities
noted as such are valued at $0 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).

Abbreviations throughout the Portfolio of Investments:
GBP	– British Pound Sterling
REITs	– Real Estate Investment Trusts
ZAR	– South African Rand

See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
December 31, 2025
Currency Exposure Diversification	% of Total Investments
GBP	97.7%
ZAR	2.3
Total	100.0%

Country Allocation†	% of Net Assets
United Kingdom	91.2%
Spain	2.4
Isle of Man	1.7
Bermuda	1.4
Switzerland	1.2
Jersey	1.1
Ireland	0.7
Total Investments	99.7
Net Other Assets and Liabilities	0.3
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Metals & Mining	$11,314,144	$11,314,144	$—	$— **
Other Industry Categories*	74,938,619	74,938,619	—	—
Total Investments	$86,252,763	$86,252,763	$—	$— **

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS (a) — 102.6%
	Aerospace & Defense — 2.1%
807,801	Bharat Electronics Ltd. (INR)	$3,591,449
	Automobiles — 10.4%
35,509	Bajaj Auto Ltd. (INR)	3,691,175
43,947	Eicher Motors Ltd. (INR)	3,575,485
88,838	Mahindra & Mahindra Ltd. (INR)	3,666,223
19,394	Maruti Suzuki India Ltd. (INR)	3,602,846
897,069	Tata Motors Passenger Vehicles Ltd. (INR)	3,666,449
		18,202,178
	Banks — 10.3%
262,065	Axis Bank Ltd. (INR)	3,701,241
324,431	HDFC Bank Ltd. (INR)	3,577,861
238,350	ICICI Bank Ltd. (INR)	3,561,219
148,724	Kotak Mahindra Bank Ltd. (INR)	3,642,174
333,094	State Bank of India (INR)	3,640,043
		18,122,538
	Chemicals — 2.1%
117,192	Asian Paints Ltd. (INR)	3,611,097
	Construction & Engineering — 2.1%
79,527	Larsen & Toubro Ltd. (INR)	3,613,158
	Construction Materials — 4.1%
114,231	Grasim Industries Ltd. (INR)	3,595,479
27,291	UltraTech Cement Ltd. (INR)	3,578,096
		7,173,575
	Consumer Finance — 4.1%
321,868	Bajaj Finance Ltd. (INR)	3,533,839
335,192	Shriram Finance Ltd. (INR)	3,715,181
		7,249,020
	Electric Utilities — 2.0%
1,212,538	Power Grid Corp. of India Ltd. (INR)	3,569,645
	Financial Services — 4.1%
159,530	Bajaj Finserv Ltd. (INR)	3,620,688
1,083,914	Jio Financial Services Ltd. (INR)	3,556,993
		7,177,681
	Food Products — 4.1%
252,922	Nestle India Ltd. (INR)	3,624,452
273,767	Tata Consumer Products Ltd. (INR)	3,630,757
		7,255,209
Shares	Description	Value

	Health Care Providers & Services — 4.0%
44,979	Apollo Hospitals Enterprise Ltd. (INR)	$3,524,330
299,607	Max Healthcare Institute Ltd. (INR)	3,483,771
		7,008,101
	Hotels, Restaurants & Leisure — 2.0%
1,142,390	Eternal Ltd. (INR) (b)	3,534,086
	Independent Power and Renewable Electricity Producers — 2.1%
993,114	NTPC Ltd. (INR)	3,641,332
	Insurance — 4.1%
430,047	HDFC Life Insurance Co., Ltd. (INR) (c) (d)	3,587,816
159,412	SBI Life Insurance Co., Ltd. (INR) (c) (d)	3,609,142
		7,196,958
	IT Services — 10.0%
193,792	HCL Technologies Ltd. (INR)	3,500,052
194,353	Infosys Ltd. (INR)	3,493,101
98,131	Tata Consultancy Services Ltd. (INR)	3,500,553
199,633	Tech Mahindra Ltd. (INR)	3,533,581
1,208,668	Wipro Ltd. (INR)	3,540,501
		17,567,788
	Metals & Mining — 6.4%
368,734	Hindalco Industries Ltd. (INR)	3,637,724
294,105	JSW Steel Ltd. (INR)	3,811,480
1,903,195	Tata Steel Ltd. (INR)	3,813,191
		11,262,395
	Oil, Gas & Consumable Fuels — 6.2%
800,369	Coal India Ltd. (INR)	3,553,064
1,372,397	Oil & Natural Gas Corp., Ltd. (INR)	3,670,438
206,432	Reliance Industries Ltd. (INR)	3,606,842
		10,830,344
	Passenger Airlines — 2.0%
63,435	InterGlobe Aviation Ltd. (INR) (c) (d)	3,570,889
	Personal Care Products — 2.1%
138,402	Hindustan Unilever Ltd. (INR)	3,566,170
128,667	Kwality Wall’s India Ltd. (INR) (b) (e) (f)	54,628
		3,620,798
	Pharmaceuticals — 6.1%
213,724	Cipla Ltd. (INR)	3,593,716
See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Pharmaceuticals (Continued)
253,579	Dr. Reddy’s Laboratories Ltd. (INR)	$3,587,033
187,187	Sun Pharmaceutical Industries Ltd. (INR)	3,581,527
		10,762,276
	Specialty Retail — 2.0%
75,110	Trent Ltd. (INR)	3,575,855
	Textiles, Apparel & Luxury Goods — 2.1%
80,628	Titan Co., Ltd. (INR)	3,634,474
	Tobacco — 2.0%
796,408	ITC Ltd. (INR)	3,570,923
	Trading Companies & Distributors — 2.1%
144,342	Adani Enterprises Ltd. (INR)	3,596,851
	Transportation Infrastructure — 2.0%
216,440	Adani Ports & Special Economic Zone Ltd. (INR)	3,539,449
	Wireless Telecommunication Services — 2.0%
152,878	Bharti Airtel Ltd. (INR)	3,581,465

	Total Investments — 102.6%	180,059,534
	(Cost $135,998,102)
	Net Other Assets and Liabilities — (2.6)%	(4,504,493)
	Net Assets — 100.0%	$175,555,041

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2025, securities
noted as such are valued at $54,628 or 0.0% of net assets.

Abbreviations throughout the Portfolio of Investments:
INR	– Indian Rupee

Currency Exposure Diversification	% of Total Investments
INR	100.0%
Total	100.0%

Country Allocation†	% of Net Assets
India	102.6%
Total Investments	102.6
Net Other Assets and Liabilities	(2.6)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Personal Care Products	$3,620,798	$3,566,170	$54,628	$—
Other Industry Categories*	176,438,736	176,438,736	—	—
Total Investments	$180,059,534	$180,004,906	$54,628	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS (a) — 95.8%
	Banks — 2.9%
11,028	Luzerner Kantonalbank AG (CHF)	$1,290,614
	Building Products — 3.6%
1,626	Belimo Holding AG (CHF)	1,603,214
	Capital Markets — 16.7%
71,519	EFG International AG (CHF)	1,720,934
19,600	Julius Baer Group Ltd. (CHF)	1,544,048
2,924	Swissquote Group Holding S.A. (CHF)	1,797,738
9,789	UBS Group AG (CHF)	456,762
12,301	Vontobel Holding AG (CHF)	998,554
4,542	VZ Holding AG (CHF)	856,678
		7,374,714
	Construction Materials — 4.9%
22,312	Holcim AG (CHF)	2,190,356
	Containers & Packaging — 1.7%
53,786	SIG Group AG (CHF)	770,021
	Diversified Telecommunication Services — 3.1%
1,869	Swisscom AG (CHF)	1,357,921
	Electric Utilities — 3.6%
7,583	BKW AG (CHF)	1,612,141
	Electrical Equipment — 3.3%
18,841	Accelleron Industries AG (CHF)	1,464,037
	Electronic Equipment, Instruments & Components — 1.2%
1,958	ALSO Holding AG (CHF)	531,461
	Food Products — 6.4%
608	Barry Callebaut AG (CHF)	1,002,460
59	Chocoladefabriken Lindt & Spruengli AG (CHF)	863,288
663	Emmi AG (CHF)	615,206
3,334	Nestle S.A. (CHF)	331,422
		2,812,376
	Health Care Equipment & Supplies — 3.1%
3,744	Alcon AG (CHF)	299,104
1,112	Sonova Holding AG (CHF)	290,740
1,866	Ypsomed Holding AG (CHF)	772,690
		1,362,534
	Health Care Providers & Services — 2.5%
9,079	Galenica AG (CHF) (b) (c)	1,119,831
Shares	Description	Value

	Insurance — 7.5%
7,062	Helvetia Baloise Holding AG (CHF)	$1,865,131
655	Swiss Life Holding AG (CHF)	758,116
1,916	Swiss Re AG (CHF)	321,349
474	Zurich Insurance Group AG (CHF)	360,123
		3,304,719
	Life Sciences Tools & Services — 1.3%
5,887	Siegfried Holding AG (CHF)	554,438
	Machinery — 6.5%
2,668	Bucher Industries AG (CHF)	1,241,204
12,079	SFS Group AG (CHF)	1,656,078
		2,897,282
	Marine Transportation — 2.2%
4,594	Kuehne + Nagel International AG (CHF)	993,211
	Pharmaceuticals — 5.7%
5,466	Novartis AG (CHF)	756,311
24,213	Sandoz Group AG (CHF)	1,768,059
		2,524,370
	Professional Services — 3.7%
55,732	Adecco Group AG (CHF)	1,626,719
	Real Estate Management & Development — 2.3%
3,598	PSP Swiss Property AG (CHF)	651,828
2,212	Swiss Prime Site AG (CHF)	344,046
		995,874
	Specialty Retail — 4.1%
30,548	Avolta AG (CHF)	1,817,994
	Technology Hardware, Storage & Peripherals — 0.9%
3,679	Logitech International S.A. (CHF)	378,722
	Textiles, Apparel & Luxury Goods — 3.9%
8,144	Swatch Group (The) AG (CHF)	1,729,868
	Trading Companies & Distributors — 1.4%
8,534	DKSH Holding AG (CHF)	618,421
	Transportation Infrastructure — 3.3%
4,652	Flughafen Zurich AG (CHF)	1,478,820
	Total Common Stocks	42,409,658
	(Cost $38,090,897)
See Notes to Financial Statements

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
53,054	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (d)	$53,054
	(Cost $53,054)

	Total Investments — 95.9%	42,462,712
	(Cost $38,143,951)
	Net Other Assets and Liabilities — 4.1%	1,828,660
	Net Assets — 100.0%	$44,291,372

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(d)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
CHF	99.9%
USD	0.1
Total	100.0%

Country Allocation†	% of Net Assets
Switzerland	95.8%
United States	0.1
Total Investments	95.9
Net Other Assets and Liabilities	4.1
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$42,409,658	$42,409,658	$—	$—
Money Market Funds	53,054	53,054	—	—
Total Investments	$42,462,712	$42,462,712	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.6%
	Australia — 6.1%
36,762	Alkane Resources Ltd. (AUD) (c) (d)	$32,997
7,282	Aussie Broadband Ltd. (AUD)	24,493
1,364	Austal Ltd. (AUD) (c)	6,090
1,591	Capricorn Metals Ltd. (AUD) (c)	15,268
713	Codan Ltd. (AUD)	13,528
9,033	DroneShield Ltd. (AUD) (c) (e)	18,567
46,585	Firefinch Ltd. (AUD) (c) (d) (f) (g) (h)	0
5,360	Genesis Minerals Ltd. (AUD) (c)	25,933
1,821	Helia Group Ltd. (AUD)	6,684
9,927	HMC Capital Ltd. (AUD) (d)	26,234
31,888	Karoon Energy Ltd. (AUD)	32,772
4,286	Kelsian Group Ltd. (AUD)	12,156
4,516	MA Financial Group Ltd. (AUD)	32,850
468	Monadelphous Group Ltd. (AUD)	8,280
10,738	New Hope Corp., Ltd. (AUD)	28,879
9,091	NRW Holdings Ltd. (AUD)	31,245
18,724	Perenti Ltd. (AUD)	34,862
4,295	Perseus Mining Ltd. (AUD)	16,280
7,004	Regis Resources Ltd. (AUD)	35,290
51,083	Resolute Mining Ltd. (AUD) (c)	41,761
3,104	Superloop Ltd. (AUD) (c)	5,365
41,066	Tabcorp Holdings Ltd. (AUD)	27,131
9,812	Vault Minerals Ltd. (AUD) (c)	35,752
4,790	Whitehaven Coal Ltd. (AUD)	24,774
		537,191
	Austria — 0.3%
265	AT&S Austria Technologie & Systemtechnik AG (EUR) (c)	10,028
80	DO & CO AG (EUR)	19,461
		29,489
	Belgium — 1.0%
153	Bekaert S.A. (EUR)	6,814
48	Deme Group N.V. (EUR)	7,886
522	Gimv N.V. (EUR)	27,391
3,989	Proximus SADP (EUR)	33,167
786	Umicore S.A. (EUR)	16,534
		91,792
	Bermuda — 3.9%
66,000	Brilliance China Automotive Holdings Ltd. (HKD)	34,345
40,000	China Oriental Group Co., Ltd. (HKD)	6,733
50,000	Damai Entertainment Holdings Ltd. (HKD) (c) (d)	6,103
8,000	First Pacific Co., Ltd. (HKD)	6,126
38,000	Man Wah Holdings Ltd. (HKD)	22,314
Shares	Description	Value

	Bermuda (Continued)
40,000	Nine Dragons Paper Holdings Ltd. (HKD) (c)	$30,375
22,000	Pacific Basin Shipping Ltd. (HKD)	6,586
28,000	PAX Global Technology Ltd. (HKD)	18,169
14,000	Shenzhen International Holdings Ltd. (HKD)	15,560
156,000	Sinofert Holdings Ltd. (HKD)	30,267
60,000	Skyworth Group Ltd. (HKD) (c)	36,157
1,013	Stolt-Nielsen Ltd. (NOK)	32,762
690	Teekay Tankers Ltd., Class A	36,860
308,000	United Energy Group Ltd. (HKD)	17,413
20,750	Yue Yuen Industrial Holdings Ltd. (HKD)	42,579
		342,349
	Canada — 6.7%
1,222	Aecon Group, Inc. (CAD)	27,849
2,846	Aris Mining Corp. (CAD) (c)	46,157
2,914	Athabasca Oil Corp. (CAD) (c)	14,925
158	Badger Infrastructure Solutions Ltd. (CAD)	8,418
14,883	Baytex Energy Corp. (CAD)	48,144
2,067	CES Energy Solutions Corp. (CAD)	18,478
303	Cogeco Communications, Inc. (CAD)	14,674
5,067	Denison Mines Corp. (CAD) (c)	13,438
646	Enerflex Ltd. (CAD)	9,959
781	Fortuna Mining Corp. (CAD) (c)	7,653
7,188	GoGold Resources, Inc. (CAD) (c)	15,240
7,227	Gold Royalty Corp. (c)	29,197
2,700	Killam Apartment Real Estate Investment Trust (CAD) (d)	32,261
2,414	NuVista Energy Ltd. (CAD) (c)	31,869
2,159	Paramount Resources Ltd., Class A (CAD) (d)	38,051
2,667	Parex Resources, Inc. (CAD)	35,850
535	Peyto Exploration & Development Corp. (CAD) (d)	8,852
495	Precision Drilling Corp. (CAD) (c)	35,520
1,958	Secure Waste Infrastructure Corp. (CAD) (d)	24,636
5,205	SNDL, Inc. (c)	8,640
84	Sprott, Inc. (CAD)	8,228
4,112	Surge Energy, Inc. (CAD) (d)	20,672
3,208	Tamarack Valley Energy Ltd. (CAD)	18,651
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Canada (Continued)
1,973	Transcontinental, Inc., Class A (CAD)	$32,659
6,720	Valeura Energy, Inc. (CAD) (c)	40,049
		590,070
	Cayman Islands — 3.1%
7,000	Cowell e Holdings, Inc. (HKD) (c)	24,788
15,000	FIH Mobile Ltd. (HKD) (c)	37,564
2,000	HUTCHMED China Ltd. (HKD) (c) (d)	5,299
2,000	Kingboard Holdings Ltd. (HKD)	7,545
19,000	Lee & Man Paper Manufacturing Ltd. (HKD)	6,836
13,000	Mobvista, Inc. (HKD) (c) (e) (i)	25,523
32,000	Nexteer Automotive Group Ltd. (HKD)	26,356
10,000	TCL Electronics Holdings Ltd. (HKD)	13,337
14,000	Time Interconnect Technology Ltd. (HKD)	30,599
28,000	Towngas Smart Energy Co., Ltd. (HKD)	13,887
9,000	Vobile Group Ltd. (HKD) (c) (d) (e)	4,753
26,000	VSTECS Holdings Ltd. (HKD)	26,058
22,000	Wasion Holdings Ltd. (HKD)	48,564
		271,109
	Denmark — 1.0%
5,479	Cadeler A/S (NOK) (c)	26,112
960	D/S Norden A/S (DKK)	38,064
1,516	Scandinavian Tobacco Group A/S (DKK) (e) (i)	22,779
		86,955
	France — 2.8%
1,039	Air France-KLM (EUR) (c)	14,121
4,514	Derichebourg S.A. (EUR)	36,046
6,079	Etablissements Maurel et Prom S.A. (EUR)	39,471
520	Forvia SE (EUR) (c)	8,323
314	IPSOS S.A. (EUR)	12,642
257	LISI S.A. (EUR)	16,038
869	Opmobility (EUR)	16,309
187	Rubis S.C.A. (EUR)	7,046
3,647	SMCP S.A. (EUR) (c) (e) (i)	26,916
281	Teleperformance SE (EUR)	20,422
2,743	Television Francaise 1 S.A. (EUR)	26,852
1,202	Valneva SE (EUR) (c) (d)	5,252
199	Vicat SACA (EUR)	17,774
		247,212
Shares	Description	Value

	Germany — 1.2%
190	Bilfinger SE (EUR)	$23,981
362	Friedrich Vorwerk Group SE (EUR)	34,714
13,249	Heidelberger Druckmaschinen AG (EUR) (c)	31,608
121	Hornbach Holding AG & Co. KGaA (EUR)	11,916
		102,219
	Greece — 0.6%
3,447	Aktor SA Holding Company Technical And Energy Projects (EUR) (c)	39,699
3,231	FF Group (EUR) (c) (f) (g) (h)	0
3,892	Holding Co. ADMIE IPTO S.A. (EUR)	13,905
		53,604
	Hong Kong — 1.0%
5,000	China Tobacco International HK Co., Ltd. (HKD) (e)	22,820
67,000	CITIC Telecom International Holdings Ltd. (HKD)	21,264
26,000	Melco International Development Ltd. (HKD) (c)	14,532
8,000	Shanghai Industrial Holdings Ltd. (HKD)	14,792
44,000	Shoucheng Holdings Ltd. (HKD)	11,985
		85,393
	Israel — 2.2%
2,074	Aryt Industries Ltd. (ILS)	29,737
679	Clal Insurance Enterprises Holdings Ltd. (ILS)	43,859
86	Delek Group Ltd. (ILS)	22,979
226	Enlight Renewable Energy Ltd. (ILS) (c)	10,276
2,186	Gilat Satellite Networks Ltd. (ILS) (c)	28,391
10,026	Migdal Insurance & Financial Holding Ltd. (ILS) (c)	48,673
154	Next Vision Stabilized Systems Ltd. (ILS)	10,150
		194,065
	Italy — 1.1%
555	Avio S.p.A. (EUR) (e)	19,143
4,406	Ferretti S.p.A. (EUR)	15,917
2,664	Fila S.p.A. (EUR)	30,556
10,951	Safilo Group S.p.A. (EUR) (c)	24,787
399	Tinexta S.p.A. (EUR)	7,029
		97,432
	Japan — 36.6%
1,900	Aichi Steel Corp. (JPY)	35,431
4,100	Aiful Corp. (JPY)	14,632
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
600	Ain Holdings, Inc. (JPY)	$25,607
500	Aisan Industry Co., Ltd. (JPY)	7,134
700	Artience Co., Ltd. (JPY)	15,373
800	Brother Industries Ltd. (JPY)	15,945
300	Chudenko Corp. (JPY)	8,609
3,700	Chugoku Electric Power (The) Co., Inc. (JPY)	23,503
1,200	Chugoku Marine Paints Ltd. (JPY)	33,823
2,100	Citizen Watch Co., Ltd. (JPY)	17,107
2,300	Daicel Corp. (JPY)	20,542
2,400	Dai-Dan Co., Ltd. (JPY)	37,937
2,400	Daido Steel Co., Ltd. (JPY)	24,507
300	Daihen Corp. (JPY)	19,133
1,200	Daiichikosho Co., Ltd. (JPY)	12,909
1,300	DeNA Co., Ltd. (JPY)	21,064
1,500	Electric Power Development Co., Ltd. (JPY)	30,289
400	Exedy Corp. (JPY)	14,326
500	EXEO Group, Inc. (JPY)	8,296
1,000	FCC Co., Ltd. (JPY)	23,685
1,300	Ferrotec Holdings Corp. (JPY)	41,745
300	Fuji Oil Co., Ltd. (JPY)	6,992
1,800	Furukawa Co., Ltd. (JPY)	44,184
600	Furukawa Electric Co., Ltd. (JPY)	38,343
700	Furuno Electric Co., Ltd. (JPY)	35,661
1,100	Futaba Industrial Co., Ltd. (JPY)	7,353
2,400	GA Technologies Co., Ltd. (JPY)	27,135
600	Genky DrugStores Co., Ltd. (JPY)	18,999
300	GS Yuasa Corp. (JPY)	7,182
2,100	G-Tekt Corp. (JPY)	26,330
500	Hanwa Co., Ltd. (JPY)	22,887
800	Happinet Corp. (JPY)	15,041
1,100	HI-LEX CORP (JPY)	21,980
500	Hochiki Corp. (JPY)	14,173
3,800	Hokkaido Electric Power Co., Inc. (JPY)	25,497
1,000	Hokuetsu Corp. (JPY)	5,714
1,100	Hokuhoku Financial Group, Inc. (JPY)	32,233
6,100	Hokuriku Electric Power Co. (JPY)	38,008
2,600	Iino Kaiun Kaisha Ltd. (JPY)	23,537
900	Ishihara Sangyo Kaisha Ltd. (JPY)	15,755
500	Itoham Yonekyu Holdings, Inc. (JPY)	17,875
400	J Front Retailing Co., Ltd. (JPY)	5,605
Shares	Description	Value

	Japan (Continued)
4,000	Japan Petroleum Exploration Co., Ltd. (JPY)	$40,092
1,400	JTEKT Corp. (JPY)	15,507
1,000	K&O Energy Group, Inc. (JPY)	24,387
1,200	Kameda Seika Co., Ltd. (JPY)	29,877
1,800	Kamei Corp. (JPY)	34,704
1,000	Kanadevia Corp. (JPY)	6,065
300	Kanamoto Co., Ltd. (JPY)	7,498
500	Kaneka Corp. (JPY)	14,029
200	Kasumigaseki Capital Co., Ltd. (JPY)	9,385
700	Ki-Star Real Estate Co., Ltd. (JPY)	29,405
1,200	Kitz Corp. (JPY)	13,322
300	Komeri Co., Ltd. (JPY)	6,550
1,600	Kumagai Gumi Co., Ltd. (JPY)	15,781
100	Kurabo Industries Ltd. (JPY)	5,414
500	Kureha Corp. (JPY)	13,039
1,100	Kurimoto Ltd. (JPY)	11,763
1,100	KYB Corp. (JPY)	31,355
1,400	Kyoei Steel Ltd. (JPY)	21,897
1,200	Life Corp. (JPY)	19,581
1,800	Maruha Nichiro Corp. (JPY)	14,778
1,000	Matsuda Sangyo Co., Ltd. (JPY)	33,708
700	Matsuya Co., Ltd. (JPY)	8,250
300	Meiko Electronics Co., Ltd. (JPY)	20,512
1,400	METAWATER Co., Ltd. (JPY)	30,075
400	MIRAIT ONE Corp. (JPY)	8,950
700	Mitsui E&S Co., Ltd. (JPY)	24,847
39	Mitsui Fudosan Logistics Park, Inc. (JPY)	30,400
400	Mitsui Mining & Smelting Co., Ltd. (JPY)	45,033
700	Miyazaki Bank (The) Ltd. (JPY)	29,226
2,400	Mizuho Leasing Co., Ltd. (JPY)	21,650
600	Modec, Inc. (JPY)	45,582
900	MTG Co., Ltd. (JPY)	27,177
200	Nanto Bank (The) Ltd. (JPY)	7,610
2,200	Nextage Co., Ltd. (JPY)	38,834
900	NHK Spring Co., Ltd. (JPY)	14,465
1,000	Nihon Nohyaku Co., Ltd. (JPY)	6,473
1,300	Nippn Corp. (JPY)	19,761
400	Nippon Electric Glass Co., Ltd. (JPY)	15,718
1,500	Nippon Kayaku Co., Ltd. (JPY)	16,102
1,000	Nippon Light Metal Holdings Co., Ltd. (JPY)	16,279
800	Nippon Paper Industries Co., Ltd. (JPY)	5,940
1,700	Nippon Seiki Co., Ltd. (JPY)	23,714
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
1,200	Nippon Shinyaku Co., Ltd. (JPY)	$43,284
1,700	Nippon Signal Co., Ltd. (JPY)	14,217
900	Nishi-Nippon Railroad Co., Ltd. (JPY)	16,065
700	Nishio Holdings Co., Ltd. (JPY)	21,160
800	Nisshin Oillio Group (The) Ltd. (JPY)	26,813
2,600	Nittetsu Mining Co., Ltd. (JPY)	37,131
1,300	Nojima Corp. (JPY)	9,876
900	Nomura Micro Science Co., Ltd. (JPY)	17,116
400	Noritake Co., Ltd. (JPY)	14,581
4,100	North Pacific Bank Ltd. (JPY)	22,196
1,300	NPR-RIKEN Corp. (JPY)	30,002
1,000	NS United Kaiun Kaisha Ltd. (JPY)	38,943
3,000	NTN Corp. (JPY)	7,040
200	Oita Bank (The) Ltd. (JPY)	8,287
300	Okinawa Financial Group, Inc. (JPY)	9,126
3,000	Onward Holdings Co., Ltd. (JPY)	14,077
800	PAL GROUP Holdings Co., Ltd. (JPY)	10,398
4,400	Penta-Ocean Construction Co., Ltd. (JPY)	44,256
2,200	Rengo Co., Ltd. (JPY)	17,072
700	Riken Vitamin Co., Ltd. (JPY)	13,259
700	Ryobi Ltd. (JPY)	12,245
700	Sanken Electric Co., Ltd. (JPY) (c)	25,825
600	Sanki Engineering Co., Ltd. (JPY)	21,987
1,300	Sanyo Chemical Industries Ltd. (JPY)	43,322
900	Sato Corp. (JPY)	13,795
500	Seiko Group Corp. (JPY)	23,238
200	Shibaura Mechatronics Corp. (JPY)	24,183
3,100	Shikoku Electric Power Co., Inc. (JPY)	30,685
1,400	Shin Nippon Air Technologies Co., Ltd. (JPY)	28,109
2,600	Shizuoka Gas Co., Ltd. (JPY)	19,918
500	Sumitomo Osaka Cement Co., Ltd. (JPY)	12,130
1,300	Sun Frontier Fudousan Co., Ltd. (JPY)	19,918
800	Taiheiyo Cement Corp. (JPY)	19,831
1,800	Takara Holdings, Inc. (JPY)	18,467
Shares	Description	Value

	Japan (Continued)
600	Takasago International Corp. (JPY)	$5,646
300	Takasago Thermal Engineering Co., Ltd. (JPY)	8,494
600	Takashimaya Co., Ltd. (JPY)	6,288
1,600	Teijin Ltd. (JPY)	13,846
2,500	Toa Corp. (JPY)	45,183
1,500	Toenec Corp. (JPY)	18,568
6,700	Toho Bank (The) Ltd. (JPY)	23,140
600	Toho Titanium Co., Ltd. (JPY)	5,068
3,800	Tohoku Electric Power Co., Inc. (JPY)	27,971
1,500	Tokai Rika Co., Ltd. (JPY)	29,830
2,800	Tokyo Steel Manufacturing Co., Ltd. (JPY)	26,384
900	Tokyu Construction Co., Ltd. (JPY)	7,521
900	Topre Corp. (JPY)	13,600
700	Towa Pharmaceutical Co., Ltd. (JPY)	16,267
900	Toyo Seikan Group Holdings Ltd. (JPY)	21,983
500	Toyo Tanso Co., Ltd. (JPY)	15,386
800	Toyo Tire Corp. (JPY)	22,140
600	Toyoda Gosei Co., Ltd. (JPY)	15,103
2,500	TPR Co. Ltd. (JPY)	20,605
3,300	TRE Holdings Corp. (JPY)	33,898
1,300	Trusco Nakayama Corp. (JPY)	19,952
4,900	TSI Holdings Co., Ltd. (JPY)	32,658
1,000	Tsubakimoto Chain Co. (JPY)	14,766
1,700	Tsugami Corp. (JPY)	31,180
1,400	Tsukishima Holdings Co., Ltd. (JPY)	25,231
300	Tsumura & Co. (JPY)	7,808
200	TV Tokyo Holdings Corp. (JPY)	5,848
2,600	UACJ Corp. (JPY)	35,239
400	Uchida Yoko Co., Ltd. (JPY)	27,400
400	World Co., Ltd. (JPY)	7,903
2,300	Yahagi Construction Co., Ltd. (JPY)	34,256
1,200	YAMABIKO Corp. (JPY)	22,768
1,500	Yamae Group Holdings Co., Ltd. (JPY)	24,256
700	Yokogawa Bridge Holdings Corp. (JPY)	13,518
800	Yonex Co., Ltd. (JPY)	16,956
1,900	Yurtec Corp. (JPY)	33,393
		3,215,421
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Luxembourg — 0.6%
645	APERAM S.A. (EUR)	$26,712
2,112	Grand City Properties S.A. (EUR) (c)	24,423
		51,135
	Netherlands — 1.4%
828	AMG Critical Materials N.V. (EUR)	27,635
3,267	Fugro N.V. (EUR)	32,596
739	Koninklijke BAM Groep N.V. (EUR)	8,077
301	Koninklijke Heijmans N.V. (EUR)	23,912
1,873	MFE-MediaForEurope N.V., Class A (EUR)	6,793
9,550	Pharming Group N.V. (EUR) (c)	16,004
267	Signify N.V. (EUR) (e) (i)	6,577
		121,594
	New Zealand — 0.1%
1,125	Summerset Group Holdings Ltd. (NZD)	7,961
	Norway — 1.5%
2,836	DOF Group ASA (NOK)	26,799
690	Europris ASA (NOK) (e) (i)	6,558
2,601	Hoegh Autoliners ASA (NOK)	25,300
21,112	MPC Container Ships ASA (NOK)	36,946
3,923	Wallenius Wilhelmsen ASA (NOK)	39,308
		134,911
	Portugal — 0.6%
4,655	Mota-Engil SGPS S.A. (EUR) (d)	27,068
13,308	Sonae SGPS S.A. (EUR)	25,211
		52,279
	Singapore — 1.1%
37,500	Capitaland India Trust (SGD)	35,592
16,100	First Resources Ltd. (SGD)	26,178
107,000	Singapore Post Ltd. (SGD) (d)	33,713
		95,483
	South Korea — 18.5%
318	ABLBio, Inc. (KRW) (c)	44,150
622	BHI Co., Ltd. (KRW) (c)	22,582
522	Binggrae Co., Ltd. (KRW)	26,996
42	CJ CheilJedang Corp. (KRW)	6,064
160	CJ Corp. (KRW)	19,104
349	CJ Logistics Corp. (KRW)	22,919
234	CS Wind Corp. (KRW)	6,757
1,334	Daesang Corp. (KRW)	19,493
1,333	Daou Technology, Inc. (KRW)	35,949
Shares	Description	Value

	South Korea (Continued)
517	DB HiTek Co., Ltd. (KRW)	$24,261
1,713	DN Automotive Corp. (KRW)	29,015
338	Dong-A Socio Holdings Co., Ltd. (KRW)	25,716
1,030	Doosan Fuel Cell Co., Ltd. (KRW) (c)	20,628
753	DoubleUGames Co., Ltd. (KRW)	28,018
353	ENF Technology Co., Ltd. (KRW)	11,517
42	Eo Technics Co., Ltd. (KRW)	7,930
560	Eugene Technology Co., Ltd. (KRW)	29,156
624	F&F Co., Ltd. (KRW)	29,672
886	Fadu, Inc. (KRW) (c) (f) (g)	13,070
213	GS Holdings Corp. (KRW)	8,325
598	Han Kuk Carbon Co., Ltd. (KRW)	12,391
2,209	Hana Micron, Inc. (KRW)	39,486
1,702	Hankook & Company Co., Ltd. (KRW)	30,896
1,276	Hankook Tire & Technology Co., Ltd. (KRW)	51,641
463	Hanwha Corp. (KRW)	26,227
1,090	Hanwha Engine (KRW) (c)	32,498
3,999	Harim Holdings Co., Ltd. (KRW)	29,509
1,687	HDC Holdings Co., Ltd. (KRW)	21,911
482	HDC Hyundai Development Co-Engineering & Construction, Class E (KRW)	7,328
576	Hyosung Corp. (KRW)	45,862
46	Hyosung TNC Corp. (KRW)	7,105
332	Hyundai Department Store Co., Ltd. (KRW)	20,419
6,093	Hyundai GF Holdings (KRW)	35,191
348	Hyundai Marine & Fire Insurance Co., Ltd. (KRW) (c)	7,440
539	Innocean Worldwide, Inc. (KRW)	6,907
137	IsuPetasys Co., Ltd. (KRW)	11,336
128	KCC Corp. (KRW)	37,364
288	Kolon Industries, Inc. (KRW)	8,967
402	KoMiCo Ltd. (KRW)	24,669
751	Korea Gas Corp. (KRW)	20,488
375	Kumho Petrochemical Co., Ltd. (KRW)	31,420
8,284	Kumho Tire Co., Inc. (KRW) (c)	33,698
270	Kyung Dong Navien Co., Ltd. (KRW)	10,402
52	LG Innotek Co., Ltd. (KRW)	9,782
85	Lotte Wellfood Co., Ltd. (KRW)	6,762
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
919	LX International Corp. (KRW)	$20,733
718	LX Semicon Co., Ltd. (KRW)	24,497
2,619	NHN KCP Corp. (KRW)	27,107
221	OCI Holdings Co., Ltd. (KRW)	17,673
378	Orion Corp. (KRW)	27,736
1,446	Orion Holdings Corp. (KRW)	20,728
10,140	Pan Ocean Co., Ltd. (KRW)	27,100
33	PharmaResearch Co., Ltd. (KRW)	9,232
598	PSK, Inc. (KRW)	15,318
396	S&S Tech Corp. (KRW)	13,277
267	Sanil Electric Co., Ltd. (KRW)	24,114
4,927	SD Biosensor, Inc. (KRW)	30,440
767	Sebang Global Battery Co., Ltd. (KRW)	33,437
912	SIMMTECH Co., Ltd. (KRW)	31,243
127	SK Gas Ltd. (KRW)	19,836
1,198	SK oceanplant Co., Ltd. (KRW) (c)	16,840
1,443	SL Corp. (KRW)	42,923
541	SNT Dynamics Co., Ltd. (KRW)	17,501
1,133	TES Co., Ltd. (KRW)	35,039
168	Tokai Carbon Korea Co., Ltd. (KRW)	16,584
2,431	Tongyang Life Insurance Co., Ltd. (KRW) (c)	11,087
368	Wemade Co., Ltd. (KRW)	6,374
833	WONIK IPS Co., Ltd. (KRW)	39,263
4,060	Woori Technology Investment Co., Ltd. (KRW) (c)	20,743
603	Youngone Corp. (KRW)	34,241
282	Youngone Holdings Co., Ltd. (KRW)	37,488
		1,621,575
	Spain — 1.0%
2,479	Atalaya Mining Copper S.A. (GBP)	28,570
2,137	Colonial SFL Socimi S.A. (EUR)	13,725
245	Elecnor S.A. (EUR)	7,040
533	Let’s GOWEX S.A. (EUR) (c) (f) (g) (h) (j)	0
13,485	Obrascon Huarte Lain S.A. (EUR) (c)	5,666
1,120	Tecnicas Reunidas S.A. (EUR) (c)	36,380
		91,381
	Sweden — 1.0%
1,344	AcadeMedia AB (SEK) (e) (i)	14,438
2,329	Billerud Aktiebolag (SEK)	23,754
Shares	Description	Value

	Sweden (Continued)
660	BioArctic AB (SEK) (c) (e) (i)	$22,281
4,347	Embracer Group AB (SEK) (c)	28,651
		89,124
	Switzerland — 0.7%
6,430	Idorsia Ltd. (CHF) (c) (d)	34,540
250	Implenia AG (CHF)	24,145
		58,685
	United Kingdom — 5.5%
4,003	Balfour Beatty PLC (GBP)	38,364
1,066	Big Yellow Group PLC (GBP)	15,030
1,049	Close Brothers Group PLC (GBP) (c)	7,388
11,125	Currys PLC (GBP)	18,895
594	Derwent London PLC (GBP)	13,924
2,962	Drax Group PLC (GBP)	33,418
2,303	Firstgroup PLC (GBP)	5,917
3,955	Future PLC (GBP)	28,068
1,075	Georgia Capital PLC (GBP) (c)	44,920
4,373	Hochschild Mining PLC (GBP)	30,269
367	JET2 PLC (GBP)	6,946
68	Lion Finance Group PLC (GBP)	8,524
23,655	Pan African Resources PLC (GBP)	38,582
7,589	Pets at Home Group PLC (GBP)	20,255
23,086	PRS REIT (The) PLC (GBP)	35,351
3,936	Safestore Holdings PLC (GBP)	39,049
2,188	Serco Group PLC (GBP)	8,234
7,302	Shaftesbury Capital PLC (GBP)	14,272
4,296	SigmaRoc PLC (GBP) (c)	7,389
1,696	TORM PLC, Class A (DKK)	33,863
6,356	Zigup PLC (GBP)	32,856
		481,514
	Total Common Stocks	8,749,943
	(Cost $7,528,305)
MONEY MARKET FUNDS — 0.3%
22,575	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (k)	22,575
	(Cost $22,575)

See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
December 31, 2025
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.3%
$289,477	Bank of America Corp., 3.82% (k), dated 12/31/25, due 01/02/26, with a maturity value of $289,538. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $295,267. (l)	$289,477
	(Cost $289,477)

	Total Investments — 103.2%	9,061,995
	(Cost $7,840,357)
	Net Other Assets and Liabilities — (3.2)%	(280,961)
	Net Assets — 100.0%	$8,781,034

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $264,528 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $289,477.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(f)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(g)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2025, securities
noted as such are valued at $13,070 or 0.1% of net assets.

(h)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(i)
This security is exempt from registration upon resale under
Rule 144A of the 1933 Act and may be resold in transactions
exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign
exchange where it trades freely without any additional
registration.

(j)	This issuer has filed for protection in bankruptcy court.
(k)	Rate shown reflects yield as of December 31, 2025.
(l)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
JPY	35.5%
KRW	17.9
EUR	10.0
HKD	6.9
CAD	6.1
AUD	5.9
GBP	5.3
USD	4.3
ILS	2.1
NOK	2.1
SGD	1.1
DKK	1.0
SEK	1.0
CHF	0.7
NZD	0.1
Total	100.0%
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
December 31, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$537,191	$537,191	$—	$— **
Greece	53,604	53,604	—	— **
South Korea	1,621,575	1,608,505	13,070	—
Spain	91,381	91,381	—	— **
Other Country Categories*	6,446,192	6,446,192	—	—
Money Market Funds	22,575	22,575	—	—
Repurchase Agreements	289,477	—	289,477	—
Total Investments	$9,061,995	$8,759,448	$302,547	$— **

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$264,528
Non-cash Collateral(2)	(264,528)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$289,477
Non-cash Collateral(4)	(289,477)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.4%
	Bermuda — 0.4%
5,936,790	Sihuan Pharmaceutical Holdings Group Ltd. (HKD)	$938,267
	Brazil — 14.3%
289,332	Azzas 2154 S.A. (BRL)	1,328,454
644,076	Bradespar S.A. (Preference Shares) (BRL)	2,338,996
485,171	Brava Energia (BRL) (c)	1,490,995
63,231	Cia de Saneamento de Minas Gerais Copasa MG (BRL)	506,794
3,591,207	Cogna Educacao S.A. (BRL)	2,070,936
126,170	Cury Construtora e Incorporadora S.A. (BRL)	742,088
213,111	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (BRL)	1,151,941
404,609	Direcional Engenharia S.A. (BRL)	1,042,580
141,502	Energisa S.A. (BRL)	1,217,799
674,711	Ez Tec Empreendimentos e Participacoes S.A. (BRL)	1,690,548
383,337	GPS Participacoes e Empreendimentos S.A. (BRL) (d)	1,130,476
2,092,939	Grendene S.A. (BRL)	1,756,927
167,757	Grupo SBF S.A. (BRL)	396,757
370,262	Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira (BRL)	784,478
89,014	IRB-Brasil Resseguros S.A. (BRL) (c)	872,312
353,602	Isa Energia Brasil S.A. (Preference Shares) (BRL)	1,777,125
1,685,349	JHSF Participacoes S.A. (BRL)	2,438,947
538,479	Marcopolo S.A. (Preference Shares) (BRL)	586,654
610,864	Metalurgica Gerdau S.A. (Preference Shares) (BRL)	1,003,290
969,263	Minerva S.A. (BRL)	1,018,834
1,216,988	Movida Participacoes S.A. (BRL)	2,167,581
878,191	MRV Engenharia e Participacoes S.A. (BRL) (c)	1,248,434
864,727	Petroreconcavo S.A. (BRL)	1,786,342
251,249	Sao Martinho S.A. (BRL)	693,259
311,995	Tres Tentos Agroindustrial S.A. (BRL)	939,444
92,422	Unipar Carbocloro S.A. (Preference Shares) (BRL)	977,053
Shares	Description	Value

	Brazil (Continued)
1,031,131	Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A (Preference Shares) (BRL) (c)	$1,119,619
117,341	Vulcabras S.A. (BRL)	429,342
		34,708,005
	Cayman Islands — 15.4%
1,527,094	361 Degrees International Ltd. (HKD)	1,189,072
533,740	Abbisko Cayman Ltd. (HKD) (c)	892,230
930,580	Alphamab Oncology (HKD) (c) (d) (e)	1,171,789
1,431,148	Boyaa Interactive International Ltd. (HKD) (f)	628,898
581,105	China Conch Venture Holdings Ltd. (HKD)	701,863
1,958,311	China Lesso Group Holdings Ltd. (HKD)	1,167,534
11,550	China Metal Recycling Holdings Ltd. (HKD) (c) (g) (h) (i)	0
2,723,213	China Resources Medical Holdings Co., Ltd. (HKD) (f)	1,123,198
1,523,080	China Shineway Pharmaceutical Group Ltd. (HKD)	1,683,026
1,930,870	China Youran Dairy Group Ltd. (HKD) (c) (d) (e) (f)	1,260,336
3,171,951	China Zhongwang Holdings Ltd. (HKD) (c) (g) (h) (i)	0
503,320	Chinasoft International Ltd. (HKD)	321,418
396,840	CIMC Enric Holdings Ltd. (HKD)	481,856
7,080,143	COFCO Joycome Foods Ltd. (HKD) (c) (e) (f)	1,419,176
559,587	Consun Pharmaceutical Group Ltd. (HKD)	1,124,538
1,688,255	EEKA Fashion Holdings Ltd. (HKD)	1,642,115
5,400,370	Evergrande Property Services Group Ltd. (HKD) (c) (d) (e)	791,039
1,454,859	Fufeng Group Ltd. (HKD)	1,473,048
796,230	General Interface Solution GIS Holding Ltd. (TWD) (c)	1,083,332
811,980	HBM Holdings Ltd. (HKD) (c) (d) (e)	1,268,670
3,687,648	Hua Medicine (HKD) (c) (d) (e)	1,459,385
177,467	Inter & Co., Inc., Class A	1,504,920
1,609,080	Jacobio Pharmaceuticals Group Co., Ltd. (HKD) (c) (d) (e) (f)	1,317,003
213,586	JF SmartInvest Holdings Ltd. (HKD)	1,347,485
128,590	Keymed Biosciences, Inc. (HKD) (c) (d) (e)	883,130
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Cayman Islands (Continued)
9,727,740	Kinetic Development Group Ltd. (HKD) (f)	$1,674,891
1,863,340	Linklogis, Inc., Class B (HKD) (d) (e) (f)	536,303
3,207,788	Lonking Holdings Ltd. (HKD)	1,220,020
1,221,486	Newborn Town, Inc. (HKD) (c) (e)	1,756,258
949,986	Q Technology Group Co., Ltd. (HKD) (e)	1,027,777
1,568,050	Sany Heavy Equipment International Holdings Co., Ltd. (HKD)	1,744,807
876,760	Star Plus Legend Holdings Ltd., Class H (HKD) (c) (f)	673,677
325,847	Tianneng Power International Ltd. (HKD)	296,845
580,890	XXF Group Holdings Ltd. (HKD) (c) (f)	596,363
4,634,230	Yixin Group Ltd. (HKD) (d) (e) (f)	1,524,359
583,470	YSB, Inc. (HKD) (f)	402,590
		37,388,951
	Chile — 2.3%
42,278,543	Cia Sud Americana de Vapores S.A. (CLP)	2,195,496
555,568	Empresas CMPC S.A. (CLP)	872,045
1,133,120	Engie Energia Chile S.A. (CLP)	1,694,322
1,682,731	Ripley Corp. S.A. (CLP)	783,608
		5,545,471
	China — 5.9%
2,818,845	Angang Steel Co., Ltd., Class H (HKD) (c) (f)	684,546
3,005,707	BAIC Motor Corp., Ltd., Class H (HKD) (c) (d) (e)	745,373
5,037,816	Beijing Jingneng Clean Energy Co., Ltd., Class H (HKD)	1,469,393
128,827	CanSino Biologics, Inc., Class H (HKD) (c) (d) (e) (f)	578,031
692,411	China Communications Services Corp., Ltd., Class H (HKD)	398,576
209,990	Dekon Food And Agriculture Group, Class H (HKD) (e)	1,892,762
1,391,291	Legend Holdings Corp., Class H (HKD) (c) (d) (e)	1,587,452
1,604,740	Lepu Biopharma Co., Ltd., Class H (HKD) (c) (d) (e)	1,024,780
863,470	Lingbao Gold Group Co., Ltd., Class H (HKD)	1,987,067
2,387,113	Maanshan Iron & Steel Co., Ltd., Class H (HKD) (c)	769,868
Shares	Description	Value

	China (Continued)
441,369	Shanghai MicroPort MedBot Group Co., Ltd., Class H (HKD) (c)	$1,378,091
942,450	Sinopec Engineering Group Co., Ltd., Class H (HKD)	927,592
296,710	Xinhua Winshare Publishing and Media Co., Ltd., Class H (HKD)	390,393
130,890	Zylox-Tonbridge Medical Technology Co., Ltd., Class H (HKD) (d) (e)	388,497
		14,222,421
	Hong Kong — 0.3%
1,049,663	Genertec Universal Medical Group Co., Ltd. (HKD) (d) (e)	802,484
	India — 0.5%
4,495	Amber Enterprises India Ltd. (INR) (c)	319,423
2,458,936	Reliance Power Ltd. (INR) (c)	953,432
		1,272,855
	Indonesia — 11.5%
4,579,835	Adaro Andalan Indonesia PT (IDR)	1,915,703
20,189,214	Alamtri Resources Indonesia Tbk PT (IDR)	2,191,453
10,797,396	Aneka Tambang Tbk (IDR)	2,039,688
11,615,241	Bukit Asam Tbk PT (IDR)	1,609,068
20,678,649	Dharma Satya Nusantara Tbk PT (IDR)	1,909,752
42,384,809	Energi Mega Persada Tbk PT (IDR) (c)	4,066,908
2,785,287	Indah Kiat Pulp & Paper Tbk PT (IDR)	1,419,787
1,491,575	Indo Tambangraya Megah Tbk PT (IDR)	1,956,714
2,833,476	Indofood Sukses Makmur Tbk PT (IDR)	1,151,232
3,481,609	Japfa Comfeed Indonesia Tbk PT (IDR)	547,035
12,131,474	Mitra Adiperkasa Tbk PT (IDR)	847,566
54,446,443	Pakuwon Jati Tbk PT (IDR)	1,103,622
12,113,528	Perusahaan Gas Negara Tbk PT (IDR)	1,387,517
4,028,903	Petrosea Tbk PT (IDR)	2,639,626
7,285,360	Solusi Sinergi Digital Tbk PT (IDR)	1,419,935
20,309,387	Surya Citra Media Tbk PT (IDR)	411,669
11,341,752	Surya Semesta Internusa Tbk PT (IDR)	1,142,677
		27,759,952
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Jersey — 0.8%
4,842,810	West China Cement Ltd. (HKD) (f)	$1,928,985
	Malaysia — 2.4%
590,200	Genting Bhd (MYR)	439,232
1,883,533	Guan Chong Bhd (MYR)	338,832
4,123,000	IOI Properties Group Bhd (MYR)	2,682,287
3,779,400	Sime Darby Bhd (MYR)	2,002,393
284,900	Sunway Construction Group Bhd (MYR)	397,371
		5,860,115
	Malta — 0.8%
1,329,881	MAS PLC (ZAR) (c)	1,814,131
	Mexico — 2.3%
246,665	Alsea S.A.B. de C.V. (MXN)	737,906
956,948	FIBRA Macquarie Mexico (MXN) (d) (e)	1,803,096
790,404	Gentera S.A.B. de C.V. (MXN)	2,022,591
381,596	Megacable Holdings S.A.B. de C.V., Series CPO (MXN)	1,095,996
		5,659,589
	Netherlands — 0.6%
172,080	Pepco Group N.V. (PLN) (e)	1,437,994
	Philippines — 2.6%
5,710,800	Converge Information and Communications Technology Solutions., Inc. (PHP)	1,487,094
207,070	GT Capital Holdings, Inc. (PHP)	2,094,194
3,108,700	JG Summit Holdings, Inc. (PHP)	1,249,662
2,269,800	Puregold Price Club, Inc. (PHP)	1,466,067
		6,297,017
	Poland — 1.9%
106,726	Cyfrowy Polsat S.A. (PLN) (c)	362,690
252,371	Enea S.A. (PLN)	1,369,411
338,874	Orange Polska S.A. (PLN)	961,874
816,636	Tauron Polska Energia S.A. (PLN) (c)	1,965,841
		4,659,816
	Russia — 0.0%
653,736,712	Federal Grid Co. - Rosseti PJSC (RUB) (c) (g) (h) (i)	0
580,351	Mechel PJSC (RUB) (c) (g) (h) (i)	0
		0
	South Africa — 6.1%
587,159	DRDGOLD Ltd. (ZAR)	1,856,500
156,843	Exxaro Resources Ltd. (ZAR)	1,695,344
64,751	Foschini Group Ltd. (ZAR)	328,252
151,155	Hyprop Investments Ltd. (ZAR)	520,463
Shares	Description	Value

	South Africa (Continued)
135,865	Motus Holdings Ltd. (ZAR)	$1,000,364
529,213	Old Mutual Ltd. (ZAR)	476,164
1,222,317	Sappi Ltd. (ZAR)	1,812,070
131,491	Sasol Ltd. (ZAR) (c)	843,258
690,345	Telkom S.A. SOC Ltd. (ZAR)	2,459,979
403,668	Thungela Resources Ltd. (ZAR)	2,340,104
258,318	Truworths International Ltd. (ZAR)	888,046
340,646	Vukile Property Fund Ltd. (ZAR)	514,260
		14,734,804
	Taiwan — 14.7%
78,744	Asia Optical Co., Inc. (TWD)	348,353
133,963	ASROCK, Inc. (TWD)	1,057,361
914,352	AUO Corp. (TWD)	356,481
63,248	Chenbro Micom Co., Ltd. (TWD)	2,023,018
598,605	China Airlines Ltd. (TWD)	384,839
1,547,220	CSBC Corp. Taiwan (TWD) (c)	984,847
283,657	Depo Auto Parts Industrial Co., Ltd. (TWD)	1,259,374
559,389	Dynamic Holding Co., Ltd. (TWD)	2,269,922
45,886	Elite Advanced Laser Corp. (TWD)	394,304
307,034	Eternal Materials Co., Ltd. (TWD)	399,665
154,085	Evergreen Aviation Technologies Corp. (TWD)	696,363
356,597	Evergreen International Storage & Transport Corp. (TWD)	654,848
78,694	EZconn Corp. (TWD)	3,406,179
12,531	Fositek Corp. (TWD)	648,076
177,538	Foxconn Technology Co., Ltd. (TWD)	348,629
416,030	Global Brands Manufacture Ltd. (TWD)	1,482,960
682,017	Hannstar Board Corp. (TWD)	2,003,474
291,270	Huang Hsiang Construction Corp. (TWD)	362,923
2,600,189	Innolux Corp. (TWD)	1,410,965
470,978	ITEQ Corp. (TWD)	1,701,310
346,692	Kindom Development Co., Ltd. (TWD)	372,396
116,101	Kinsus Interconnect Technology Corp. (TWD)	587,516
51,047	Marketech International Corp. (TWD)	446,776
711,568	Mitac Holdings Corp. (TWD)	1,956,668
138,677	Phoenix Silicon International Corp. (TWD)	785,618
1,297,841	Pou Chen Corp. (TWD)	1,245,362
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Taiwan (Continued)
952,741	Ruentex Industries Ltd. (TWD)	$1,670,757
197,327	Sunonwealth Electric Machine Industry Co., Ltd. (TWD)	1,007,972
1,288,352	Tatung Co., Ltd. (TWD)	1,293,662
69,921	Test Research, Inc. (TWD)	426,151
39,748	Topco Scientific Co., Ltd. (TWD)	368,125
22,041	WinWay Technology Co., Ltd. (TWD)	1,992,217
56,411	Yankey Engineering Co., Ltd. (TWD)	1,001,809
357,619	Yulon Motor Co., Ltd. (TWD)	377,304
		35,726,224
	Thailand — 6.1%
824,200	Amata Corp. PCL (THB)	434,271
5,997,800	AP Thailand PCL (THB)	1,637,235
3,586,500	Betagro PCL (THB)	2,071,871
1,546,000	Com7 PCL (THB)	961,803
231,800	Electricity Generating PCL (THB)	838,762
5,769,600	Prima Marine PCL (THB)	1,263,617
2,503,800	Regional Container Lines PCL (THB)	2,165,642
18,178,100	Sansiri PCL (THB)	773,168
2,106,400	Sri Trang Agro-Industry PCL (THB)	815,683
2,916,500	Supalai PCL (THB)	1,573,734
376,500	Thai Oil PCL (THB)	430,217
13,138,600	Thaifoods Group PCL (THB)	1,859,964
		14,825,967
	Turkey — 10.5%
1,178,370	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim A/S (TRY) (c)	617,709
3,179,729	Anadolu Anonim Turk Sigorta Sirketi (TRY)	1,718,692
2,462,393	Anadolu Efes Biracilik Ve Malt Sanayii A/S (TRY) (f)	901,267
186,705	Aygaz A/S (TRY)	865,189
994,013	Dogan Sirketler Grubu Holding A/S (TRY) (f)	392,538
290,406	Dogus Otomotiv Servis ve Ticaret A/S (TRY) (f)	1,272,666
4,284,712	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (TRY) (f)	2,040,434
1,070,235	Enerjisa Enerji A/S (TRY) (d) (e)	2,252,825
8,924,238	Enerya Enerji A/S (TRY)	1,993,930
92,090	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret A/S (TRY)	426,958
Shares	Description	Value

	Turkey (Continued)
138,646	Grainturk Tarim A/S (TRY) (c)	$928,678
59,693	Gubre Fabrikalari T.A.S. (TRY) (c)	483,975
1,960,784	Is Yatirim Menkul Degerler A/S (TRY)	1,809,940
1,591,350	NET Holding A/S (TRY) (c)	1,796,674
597,454	Pasifik Eurasia Lojistik Dis Ticaret A/S (TRY) (c)	1,886,096
157,298	Pegasus Hava Tasimaciligi A/S (TRY) (c) (f)	702,531
427,021	Ral Yatirim Holding A/S (TRY) (j)	2,275,283
131,359	Tofas Turk Otomobil Fabrikasi A/S (TRY) (f)	755,922
3,823,529	Turkiye Sinai Kalkinma Bankasi A/S (TRY) (c)	1,100,149
488,826	Ulker Biskuvi Sanayi A/S (TRY) (f)	1,229,980
		25,451,436
	Total Common Stocks	241,034,484
	(Cost $229,163,328)
MONEY MARKET FUNDS — 0.2%
444,601	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (k)	444,601
	(Cost $444,601)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 5.0%
$12,159,727	Bank of America Corp., 3.82% (k), dated 12/31/25, due 01/02/26, with a maturity value of $12,162,308. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $12,402,926. (l)	12,159,727
	(Cost $12,159,727)

	Total Investments — 104.6%	253,638,812
	(Cost $241,767,656)
	Net Other Assets and Liabilities — (4.6)%	(11,085,347)
	Net Assets — 100.0%	$242,553,465

See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
December 31, 2025
(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $10,287,532 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $12,159,727.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At December 31, 2025, securities
noted as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(j)	Non-income producing security which makes payment-in- kind distributions.
(k)	Rate shown reflects yield as of December 31, 2025.
(l)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
HKD	20.8%
TWD	14.5
BRL	13.7
IDR	10.9
TRY	10.0
ZAR	6.5
THB	5.9
USD	5.6
PHP	2.5
PLN	2.4
MYR	2.3
MXN	2.2
CLP	2.2
INR	0.5
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
December 31, 2025

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$37,388,951	$37,388,951	$—	$— **
Russia	— **	—	—	— **
Thailand	14,825,967	—	14,825,967	—
Other Country Categories*	188,819,566	188,819,566	—	—
Money Market Funds	444,601	444,601	—	—
Repurchase Agreements	12,159,727	—	12,159,727	—
Total Investments	$253,638,812	$226,653,118	$26,985,694	$— **

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$10,287,532
Non-cash Collateral(2)	(10,287,532)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$12,159,727
Non-cash Collateral(4)	(12,159,727)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.9%
	Austria — 5.8%
5,905	Erste Group Bank AG (EUR)	$714,080
14,423	OMV AG (EUR)	805,459
5,582	Raiffeisen Bank International AG (EUR)	251,246
64,782	UNIQA Insurance Group AG (EUR)	1,176,996
7,938	Verbund AG (EUR)	578,381
13,983	Vienna Insurance Group AG Wiener Versicherung Gruppe (EUR)	1,104,284
16,172	voestalpine AG (EUR)	718,021
		5,348,467
	Belgium — 2.7%
1,500	Ackermans & Van Haaren N.V. (EUR)	408,969
24,388	Colruyt Group N.V. (EUR)	902,813
2,426	KBC Ancora (EUR)	208,981
2,783	UCB S.A. (EUR)	780,360
7,683	Warehouses De Pauw C.V.A. (EUR)	199,723
		2,500,846
	Bermuda — 0.4%
47,863	Aegon Ltd. (EUR)	373,490
	Finland — 1.5%
10,508	Neste Oyj (EUR)	239,694
17,542	Stora Enso Oyj, Class R (EUR)	220,687
25,740	Wartsila Oyj Abp (EUR)	919,588
		1,379,969
	France — 15.9%
9,703	Amundi S.A. (EUR) (c) (d)	805,049
15,252	Arkema S.A. (EUR)	934,743
2,114	BNP Paribas S.A. (EUR)	200,712
17,067	Bouygues S.A. (EUR)	889,533
2,647	Capgemini SE (EUR)	442,504
38,038	Carrefour S.A. (EUR)	636,112
3,568	Cie de Saint-Gobain S.A. (EUR)	364,633
21,414	Cie Generale des Etablissements Michelin S.C.A. (EUR)	712,441
19,557	Credit Agricole S.A. (EUR)	403,358
4,512	Eiffage S.A. (EUR)	649,026
26,715	Elis S.A. (EUR)	761,653
26,869	Engie S.A. (EUR)	707,627
1,917	Gecina S.A. (EUR)	182,256
19,722	Klepierre S.A. (EUR)	782,001
3,489	Legrand S.A. (EUR)	521,759
3,893	Nexans S.A. (EUR)	575,541
11,839	Orange S.A. (EUR)	197,567
3,914	Pernod Ricard S.A. (EUR)	336,240
2,002	Publicis Groupe S.A. (EUR)	208,501
5,873	Rexel S.A. (EUR)	231,836
Shares	Description	Value

	France (Continued)
545	Safran S.A. (EUR)	$190,480
10,407	Sanofi S.A. (EUR)	1,011,690
5,450	SCOR SE (EUR)	184,075
8,703	Societe Generale S.A. (EUR)	702,851
9,160	Sodexo S.A. (EUR) (e)	470,423
3,570	SPIE S.A. (EUR)	206,668
613	Thales S.A. (EUR)	165,547
15,803	TotalEnergies SE (EUR)	1,032,399
641	VusionGroup (EUR)	153,824
		14,661,049
	Germany — 31.0%
917	Allianz SE (EUR)	420,825
7,710	Aurubis AG (EUR) (e)	1,125,349
28,236	Auto1 Group SE (EUR) (f)	905,893
9,584	Bayerische Motoren Werke AG (EUR)	1,049,045
3,217	Brenntag SE (EUR)	187,367
25,518	Commerzbank AG (EUR)	1,082,593
8,755	Continental AG (EUR)	699,231
9,353	Daimler Truck Holding AG (EUR)	410,208
16,405	Deutsche Bank AG (EUR)	638,332
113,604	Deutsche Lufthansa AG (EUR)	1,122,262
16,936	Deutsche Telekom AG (EUR)	550,522
12,950	DHL Group (EUR)	711,176
15,869	Dr. Ing hc F Porsche AG (Preference Shares) (EUR) (c) (d)	850,778
10,226	E.ON SE (EUR)	193,783
44,352	Evonik Industries AG (EUR)	696,355
6,680	Fraport AG Frankfurt Airport Services Worldwide (EUR) (f)	549,130
14,668	Fresenius Medical Care AG (EUR)	702,613
3,455	Fresenius SE & Co. KGaA (EUR)	198,874
854	Heidelberg Materials AG (EUR)	223,807
7,151	Henkel AG & Co. KGaA (Preference Shares) (EUR)	584,740
5,939	Hensoldt AG (EUR)	512,296
3,595	HOCHTIEF AG (EUR)	1,423,771
11,403	KION Group AG (EUR)	914,604
3,962	Krones AG (EUR)	632,303
9,677	LEG Immobilien SE (EUR)	707,932
15,314	Mercedes-Benz Group AG (EUR)	1,081,079
2,993	Merck KGaA (EUR)	431,230
838	MTU Aero Engines AG (EUR)	349,905
37,562	Nordex SE (EUR) (f)	1,285,439
9,347	RENK Group AG (EUR)	588,993
330	Rheinmetall AG (EUR)	605,380
21,652	RWE AG (EUR)	1,151,659
See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Germany (Continued)
86,575	Schaeffler AG (EUR)	$850,570
6,589	Siemens Energy AG (EUR) (f)	932,303
4,341	Talanx AG (EUR)	580,555
99,024	thyssenkrupp AG (EUR)	1,079,242
63,460	TUI AG (EUR) (f)	670,010
24,389	United Internet AG (EUR)	793,362
8,905	Volkswagen AG (Preference Shares) (EUR)	1,083,666
		28,577,182
	Greece — 3.5%
226,202	Alpha Bank S.A. (EUR)	951,680
149,450	Eurobank S.A. (EUR)	601,544
30,479	Hellenic Telecommunications Organization S.A. (EUR)	603,906
5,595	JUMBO S.A. (EUR)	183,449
43,890	Piraeus Bank S.A. (EUR)	350,431
23,324	Public Power Corp. S.A. (EUR)	498,868
		3,189,878
	Ireland — 1.3%
42,385	AIB Group PLC (EUR)	458,259
9,929	Ryanair Holdings PLC, ADR	716,775
		1,175,034
	Italy — 16.6%
367,694	A2A S.p.A. (EUR)	998,182
19,210	Banca Mediolanum S.p.A. (EUR)	439,546
51,480	Banco BPM S.p.A. (EUR)	787,700
34,712	BPER Banca S.p.A. (EUR)	473,205
17,512	Buzzi S.p.A. (EUR)	1,070,164
23,908	Credito Emiliano S.p.A. (EUR)	429,317
20,304	Enel S.p.A. (EUR)	211,816
44,066	Eni S.p.A. (EUR)	835,831
29,323	Fincantieri S.p.A. (EUR) (f)	575,488
128,280	Hera S.p.A. (EUR)	606,033
20,903	Italgas S.p.A. (EUR)	233,738
12,126	Leonardo S.p.A. (EUR)	700,553
14,290	Lottomatica Group S.p.A. (EUR)	376,176
64,988	Maire S.p.A. (EUR)	996,678
136,022	Nexi S.p.A. (EUR) (c) (d)	674,739
141,328	Pirelli & C S.p.A. (EUR) (c) (d)	972,614
16,223	Poste Italiane S.p.A. (EUR) (c) (d)	409,521
9,727	Prysmian S.p.A. (EUR)	987,423
266,619	Saipem S.p.A. (EUR) (e)	759,826
63,998	Snam S.p.A. (EUR)	425,390
6,460	SOL S.p.A. (EUR)	371,618
1,103,332	Telecom Italia S.p.A. (EUR) (f)	666,211
Shares	Description	Value

	Italy (Continued)
5,080	UniCredit S.p.A. (EUR)	$423,393
35,876	Unipol Assicurazioni S.p.A. (EUR)	867,260
		15,292,422
	Luxembourg — 3.4%
26,733	ArcelorMittal S.A. (EUR)	1,228,074
200,700	Aroundtown S.A. (EUR) (f)	624,564
2,646	Eurofins Scientific SE (EUR)	194,037
53,908	Tenaris S.A. (EUR)	1,045,952
		3,092,627
	Netherlands — 5.5%
12,000	ABN AMRO Bank N.V. (EUR) (c) (d)	420,110
828	Airbus SE (EUR)	193,056
265	Argenx SE (EUR) (f)	223,231
395	ASML Holding N.V. (EUR)	427,717
5,659	ASR Nederland N.V. (EUR)	403,150
18,228	Brembo N.V. (EUR)	201,684
2,802	Heineken Holding N.V. (EUR)	205,478
14,813	ING Groep N.V. (EUR)	417,971
9,492	Koninklijke Ahold Delhaize N.V. (EUR)	388,974
20,940	Koninklijke Vopak N.V. (EUR)	932,176
8,183	Prosus N.V. (EUR)	508,240
20,397	Technip Energies N.V. (EUR)	778,563
		5,100,350
	Portugal — 1.1%
434,144	Banco Comercial Portugues S.A., Class R (EUR)	457,246
40,500	EDP S.A. (EUR)	186,337
20,310	Galp Energia SGPS S.A. (EUR)	349,193
		992,776
	Spain — 11.0%
3,827	Acciona S.A. (EUR)	836,082
12,022	ACS Actividades de Construccion y Servicios S.A. (EUR)	1,198,781
50,030	Banco Bilbao Vizcaya Argentaria S.A. (EUR)	1,178,843
148,635	Banco de Sabadell S.A. (EUR)	587,784
55,273	Banco Santander S.A. (EUR)	654,114
24,394	Bankinter S.A. (EUR)	405,793
18,276	CaixaBank S.A. (EUR)	224,337
53,062	Grifols S.A. (EUR)	667,235
12,874	Indra Sistemas S.A. (EUR) (e)	734,386
202,852	Mapfre S.A. (EUR)	1,020,792
50,934	Merlin Properties Socimi S.A. (EUR)	744,030
35,855	Puig Brands S.A., Class B (EUR)	626,573
See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Spain (Continued)
43,412	Repsol S.A. (EUR)	$812,457
140,342	Unicaja Banco S.A. (EUR) (c) (d)	458,175
		10,149,382
	Switzerland — 0.2%
2,255	DSM-Firmenich AG (EUR)	182,219
	Total Common Stocks	92,015,691
	(Cost $77,918,589)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.7%
$2,478,885	Bank of America Corp., 3.82% (g), dated 12/31/25, due 01/02/26, with a maturity value of $2,479,411. Collateralized by U.S. Treasury Securities, interest rates of 3.63% to 4.75%, due 12/31/29 to 05/15/55. The value of the collateral including accrued interest is $2,528,464. (h)	2,478,885
	(Cost $2,478,885)

	Total Investments — 102.6%	94,494,576
	(Cost $80,397,474)
	Net Other Assets and Liabilities — (2.6)%	(2,349,947)
	Net Assets — 100.0%	$92,144,629

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $2,358,963 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $2,478,885.

(f)	Non-income producing security.
(g)	Rate shown reflects yield as of December 31, 2025.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
EUR	– Euro
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	96.6%
USD	3.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$92,015,691	$92,015,691	$—	$—
Repurchase Agreements	2,478,885	—	2,478,885	—
Total Investments	$94,494,576	$92,015,691	$2,478,885	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
December 31, 2025
Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$2,358,963
Non-cash Collateral(2)	(2,358,963)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$2,478,885
Non-cash Collateral(4)	(2,478,885)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At December 31, 2025, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At December 31, 2025, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

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First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Assets and Liabilities
December 31, 2025

	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)	First Trust Europe AlphaDEX® Fund (FEP)	First Trust Latin America AlphaDEX® Fund (FLN)
ASSETS:
Investments, at value	$24,659,141	$417,070,281	$15,706,376
Foreign currency, at value	—	108,100	11,126
Due from authorized participant	—	266,016	—
Receivables:
Dividends	27,677	297,599	259,812
Securities lending income	551	6,903	—
Investment securities sold	—	9,429	129,426
Capital shares sold	—	—	—
Reclaims	—	1,481,007	—
Prepaid expenses	—	—	—
Total Assets	24,687,369	419,239,335	16,106,740

LIABILITIES:
Due to custodian	—	1,458,699	81,594
Payables:
Collateral for securities on loan	369,576	8,794,172	—
Investment advisory fees	16,549	255,304	10,757
Investment securities purchased	—	266,016	104,316
Capital shares redeemed	—	1,747	—
Deferred foreign capital gains tax	—	—	—
Other liabilities	—	—	—
Total Liabilities	386,125	10,775,938	196,667
NET ASSETS	$24,301,244	$408,463,397	$15,910,073

NET ASSETS consist of:
Paid-in capital	$34,552,758	$550,505,781	$57,118,325
Par value	6,500	76,000	7,000
Accumulated distributable earnings (loss)	(10,258,014)	(142,118,384)	(41,215,252)
NET ASSETS	$24,301,244	$408,463,397	$15,910,073
NET ASSET VALUE, per share	$37.39	$53.75	$22.73
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	650,002	7,600,002	700,002
Investments, at cost	$20,924,910	$340,085,533	$12,073,172
Foreign currency, at cost (proceeds)	$—	$105,357	$10,937
Securities on loan, at value	$345,401	$8,347,362	$—
See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)	First Trust Japan AlphaDEX® Fund (FJP)	First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)	First Trust Emerging Markets AlphaDEX® Fund (FEM)	First Trust Germany AlphaDEX® Fund (FGM)	First Trust United Kingdom AlphaDEX® Fund (FKU)

$66,254,326	$227,970,775	$827,727,868	$501,536,434	$88,158,481	$86,252,763
—	—	99,229	109,961	34	9,082
—	—	41,889	—	—	123,366

32,233	241,774	779,194	1,592,080	77	197,622
28,349	4,786	25,094	61,040	1,583	—
—	—	765,835	726,563	—	168,811
—	—	29,388	—	—	—
—	—	851,745	449,064	92,226	25,378
—	—	—	33,281	—	—
66,314,908	228,217,335	830,320,242	504,508,423	88,252,401	86,777,022

—	—	70,838	796,181	—	99,642

5,381,150	20,853,330	40,199,689	25,670,586	3,883,838	—
40,986	141,058	524,722	321,190	54,360	54,749
—	—	277,364	—	—	123,365
—	—	—	—	—	—
—	—	—	—	—	—
—	—	13,341	—	—	—
5,422,136	20,994,388	41,085,954	26,787,957	3,938,198	277,756
$60,892,772	$207,222,947	$789,234,288	$477,720,466	$84,314,203	$86,499,266

$58,768,638	$218,890,557	$897,402,628	$600,807,175	$105,102,538	$124,442,156
21,500	31,000	99,364	175,000	13,500	17,000
2,102,634	(11,698,610)	(108,267,704)	(123,261,709)	(20,801,835)	(37,959,890)
$60,892,772	$207,222,947	$789,234,288	$477,720,466	$84,314,203	$86,499,266
$28.32	$66.85	$79.43	$27.30	$62.45	$50.88
2,150,002	3,100,002	9,936,412	17,500,002	1,350,002	1,700,002
$56,200,516	$182,109,071	$693,850,233	$452,123,680	$77,363,160	$69,483,163
$—	$—	$97,661	$109,660	$34	$9,082
$5,091,610	$17,690,767	$37,457,973	$20,405,675	$3,721,972	$—
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Assets and Liabilities (Continued)
December 31, 2025

	First Trust India NIFTY 50 Equal Weight ETF (NFTY)	First Trust Switzerland AlphaDEX® Fund (FSZ)	First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
ASSETS:
Investments, at value	$180,059,534	$42,462,712	$9,061,995
Foreign currency, at value	7,371,592	19	139
Due from authorized participant	—	—	—
Receivables:
Dividends	5,208	70	13,063
Securities lending income	—	—	173
Investment securities sold	—	—	—
Capital shares sold	—	—	—
Reclaims	—	1,858,065	1,045
Prepaid expenses	—	—	—
Total Assets	187,436,334	44,320,866	9,076,415

LIABILITIES:
Due to custodian	7,165,256	—	—
Payables:
Collateral for securities on loan	—	—	289,477
Investment advisory fees	121,601	29,494	5,904
Investment securities purchased	—	—	—
Capital shares redeemed	—	—	—
Deferred foreign capital gains tax	4,594,436	—	—
Other liabilities	—	—	—
Total Liabilities	11,881,293	29,494	295,381
NET ASSETS	$175,555,041	$44,291,372	$8,781,034

NET ASSETS consist of:
Paid-in capital	$141,850,684	$62,557,202	$11,027,876
Par value	30,000	5,500	1,500
Accumulated distributable earnings (loss)	33,674,357	(18,271,330)	(2,248,342)
NET ASSETS	$175,555,041	$44,291,372	$8,781,034
NET ASSET VALUE, per share	$58.52	$80.53	$58.54
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,000,002	550,002	150,002
Investments, at cost	$135,998,102	$38,143,951	$7,840,357
Foreign currency, at cost (proceeds)	$7,371,592	$19	$139
Securities on loan, at value	$—	$—	$264,528
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)	First Trust Eurozone AlphaDEX® ETF (FEUZ)

$253,638,812	$94,494,576
48,449	18,024
—	35,635

1,076,640	15,601
65,866	954
—	66,345
—	—
51,047	159,374
—	—
254,880,814	94,790,509

—	71,183

12,159,727	2,478,885
167,622	60,177
—	35,635
—	—
—	—
—	—
12,327,349	2,645,880
$242,553,465	$92,144,629

$267,038,161	$99,716,672
57,000	15,000
(24,541,696)	(7,587,043)
$242,553,465	$92,144,629
$42.55	$61.43
5,700,002	1,500,002
$241,767,656	$80,397,474
$48,328	$18,017
$10,287,532	$2,358,963
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Operations
For the Year Ended December 31, 2025

	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)	First Trust Europe AlphaDEX® Fund (FEP)	First Trust Latin America AlphaDEX® Fund (FLN)
INVESTMENT INCOME:
Dividends	$635,697	$11,322,723	$843,600
Other income	—	—	—
Securities lending income (net of fees)	27,049	75,620	—
Foreign withholding tax	(29,945)	(410,492)	(32,133)
Total investment income	632,801	10,987,851	811,467

EXPENSES:
Investment advisory fees	153,982	2,256,568	110,201
Other expenses	1,266	21,161	955
Total expenses	155,248	2,277,729	111,156
NET INVESTMENT INCOME (LOSS)	477,553	8,710,122	700,311

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,506,908	33,809,408	749,107
In-kind redemptions	179,685	310,592	(23,551)
Foreign currency transactions	(33,813)	34,327	(10,013)
Foreign capital gains tax	—	—	—
Net realized gain (loss)	2,652,780	34,154,327	715,543
Net increase from payment by the advisor	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	3,006,140	71,814,627	4,487,304
Foreign currency translation	(74)	166,170	17,502
Deferred foreign capital gains tax	—	—	—
Net change in unrealized appreciation (depreciation)	3,006,066	71,980,797	4,504,806
NET REALIZED AND UNREALIZED GAIN (LOSS)	5,658,846	106,135,124	5,220,349
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,136,399	$114,845,246	$5,920,660
See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)	First Trust Japan AlphaDEX® Fund (FJP)	First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)	First Trust Emerging Markets AlphaDEX® Fund (FEM)	First Trust Germany AlphaDEX® Fund (FGM)	First Trust United Kingdom AlphaDEX® Fund (FKU)

$1,586,157	$4,831,229	$18,433,406	$19,071,167	$888,369	$2,437,881
—	—	—	—	—	—
241,768	76,276	303,374	245,992	2,585	—
(111,395)	(481,844)	(1,588,590)	(1,835,484)	(75,103)	(53,280)
1,716,530	4,425,661	17,148,190	17,481,675	815,851	2,384,601

379,849	1,445,567	4,367,706	3,398,480	355,477	524,815
2,800	12,807	37,300	30,920	2,073	4,523
382,649	1,458,374	4,405,006	3,429,400	357,550	529,338
1,333,881	2,967,287	12,743,184	14,052,275	458,301	1,855,263

2,397,374	6,480,727	91,327,642	36,488,895	896,780	(25,695)
1,710,175	6,069,049	1,127,982	1,358,181	1,218,310	4,091,828
878	(30,221)	(286,197)	(328,342)	1,373	6,837
—	—	—	(47,855)	—	—
4,108,427	12,519,555	92,169,427	37,470,879	2,116,463	4,072,970
—	—	—	—	—	—

9,997,819	34,145,065	115,630,553	47,039,261	11,061,363	14,828,455
317	(1,663)	97,888	90,781	6,307	5,282
—	—	—	418,681	—	—
9,998,136	34,143,402	115,728,441	47,548,723	11,067,670	14,833,737
14,106,563	46,662,957	207,897,868	85,019,602	13,184,133	18,906,707
$15,440,444	$49,630,244	$220,641,052	$99,071,877	$13,642,434	$20,761,970
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Operations (Continued)
For the Year Ended December 31, 2025

	First Trust India NIFTY 50 Equal Weight ETF (NFTY)	First Trust Switzerland AlphaDEX® Fund (FSZ)	First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
INVESTMENT INCOME:
Dividends	$5,111,719	$1,873,375	$299,213
Other income	15,492	—	—
Securities lending income (net of fees)	—	—	3,593
Foreign withholding tax	(731,128)	(236,375)	(31,966)
Total investment income	4,396,083	1,637,000	270,840

EXPENSES:
Investment advisory fees	1,724,255	532,637	59,137
Other expenses	17,647	5,180	553
Total expenses	1,741,902	537,817	59,690
NET INVESTMENT INCOME (LOSS)	2,654,181	1,099,183	211,150

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,839,145	3,293,194	1,480,235
In-kind redemptions	—	10,747,461	—
Foreign currency transactions	(299,590)	(2,373)	(628)
Foreign capital gains tax	(3,159,554)	—	—
Net realized gain (loss)	(619,999)	14,038,282	1,479,607
Net increase from payment by the advisor	—	2,079	—
Net change in unrealized appreciation (depreciation) on:
Investments	10,597,714	1,525,634	1,292,013
Foreign currency translation	130	210,055	187
Deferred foreign capital gains tax	(1,402,880)	—	—
Net change in unrealized appreciation (depreciation)	9,194,964	1,735,689	1,292,200
NET REALIZED AND UNREALIZED GAIN (LOSS)	8,574,965	15,776,050	2,771,807
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,229,146	$16,875,233	$2,982,957
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)	First Trust Eurozone AlphaDEX® ETF (FEUZ)

$13,181,897	$2,535,025
—	—
427,497	12,462
(1,160,553)	(273,342)
12,448,841	2,274,145

2,076,440	476,312
18,680	5,095
2,095,120	481,407
10,353,721	1,792,738

10,023,741	1,213,355
4,680,751	2,492,191
(215,865)	(213)
(9,413)	—
14,479,214	3,705,333
—	—

9,581,552	15,508,857
32,403	14,471
62,081	—
9,676,036	15,523,328
24,155,250	19,228,661
$34,508,971	$21,021,399
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets

	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)		First Trust Europe AlphaDEX® Fund (FEP)
	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024
OPERATIONS:
Net investment income (loss)	$477,553	$422,434	$8,710,122	$7,465,542
Net realized gain (loss)	2,652,780	1,243,371	34,154,327	17,306,254
Net increase from payment by the advisor	—	—	—	—
Net change in unrealized appreciation (depreciation)	3,006,066	(1,202,754)	71,980,797	(16,597,473)
Net increase (decrease) in net assets resulting from operations	6,136,399	463,051	114,845,246	8,174,323

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,068,374)	(466,052)	(11,333,069)	(9,806,543)
Return of capital	—	—	—	—
Total distributions to shareholders	(1,068,374)	(466,052)	(11,333,069)	(9,806,543)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	8,749,628	—	121,849,968	—
Cost of shares redeemed	(3,309,884)	(4,046,995)	(1,908,285)	(36,669,856)
Net increase (decrease) in net assets resulting from shareholder transactions	5,439,744	(4,046,995)	119,941,683	(36,669,856)
Total increase (decrease) in net assets	10,507,769	(4,049,996)	223,453,860	(38,302,076)

NET ASSETS:
Beginning of period	13,793,475	17,843,471	185,009,537	223,311,613
End of period	$24,301,244	$13,793,475	$408,463,397	$185,009,537

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	500,002	650,002	5,150,002	6,150,002
Shares sold	250,000	—	2,500,000	—
Shares redeemed	(100,000)	(150,000)	(50,000)	(1,000,000)
Shares outstanding, end of period	650,002	500,002	7,600,002	5,150,002
See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)		First Trust China AlphaDEX® Fund (FCA)		First Trust Japan AlphaDEX® Fund (FJP)
Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024

$700,311	$1,417,420	$1,333,881	$341,066	$2,967,287	$3,816,921
715,543	4,215,629	4,108,427	(513,897)	12,519,555	10,840,439
—	—	—	—	—	—
4,504,806	(15,701,133)	9,998,136	939,388	34,143,402	(4,191,041)
5,920,660	(10,068,084)	15,440,444	766,557	49,630,244	10,466,319

(524,217)	(1,439,862)	(1,415,517)	(313,487)	(5,438,253)	(6,101,123)
—	—	—	—	—	—
(524,217)	(1,439,862)	(1,415,517)	(313,487)	(5,438,253)	(6,101,123)

3,810,611	—	17,112,262	45,358,525	15,367,889	55,503,822
(6,261,378)	(50,268,605)	(18,152,408)	(4,402,064)	(44,720,794)	(55,023,040)
(2,450,767)	(50,268,605)	(1,040,146)	40,956,461	(29,352,905)	480,782
2,945,676	(61,776,551)	12,984,781	41,409,531	14,839,086	4,845,978

12,964,397	74,740,948	47,907,991	6,498,460	192,383,861	187,537,883
$15,910,073	$12,964,397	$60,892,772	$47,907,991	$207,222,947	$192,383,861

850,002	3,600,002	2,350,002	350,002	3,700,002	3,700,002
200,000	—	650,000	2,200,000	250,000	1,050,000
(350,000)	(2,750,000)	(850,000)	(200,000)	(850,000)	(1,050,000)
700,002	850,002	2,150,002	2,350,002	3,100,002	3,700,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets (Continued)

	First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)		First Trust Emerging Markets AlphaDEX® Fund (FEM)
	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024
OPERATIONS:
Net investment income (loss)	$12,743,184	$12,287,791	$14,052,275	$18,404,938
Net realized gain (loss)	92,169,427	44,570,918	37,470,879	17,569,003
Net increase from payment by the advisor	—	—	—	—
Net change in unrealized appreciation (depreciation)	115,728,441	(28,811,214)	47,548,723	(19,250,521)
Net increase (decrease) in net assets resulting from operations	220,641,052	28,047,495	99,071,877	16,723,420

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(22,560,231)	(15,547,549)	(14,715,812)	(14,849,591)
Return of capital	—	—	—	—
Total distributions to shareholders	(22,560,231)	(15,547,549)	(14,715,812)	(14,849,591)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	209,728,953	11,289,085	14,397,120	7,086,040
Cost of shares redeemed	(10,849,121)	(41,154,062)	(27,379,354)	(19,168,195)
Net increase (decrease) in net assets resulting from shareholder transactions	198,879,832	(29,864,977)	(12,982,234)	(12,082,155)
Total increase (decrease) in net assets	396,960,653	(17,365,031)	71,373,831	(10,208,326)

NET ASSETS:
Beginning of period	392,273,635	409,638,666	406,346,635	416,554,961
End of period	$789,234,288	$392,273,635	$477,720,466	$406,346,635

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	7,236,412	7,786,412	18,200,002	18,750,002
Shares sold	2,900,000	200,000	550,000	300,000
Shares redeemed	(200,000)	(750,000)	(1,250,000)	(850,000)
Shares outstanding, end of period	9,936,412	7,236,412	17,500,002	18,200,002
See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)		First Trust United Kingdom AlphaDEX® Fund (FKU)		First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024

$458,301	$206,964	$1,855,263	$1,822,667	$2,654,181	$599,210
2,116,463	(497,360)	4,072,970	2,327,910	(619,999)	321,257
—	—	—	—	—	—
11,067,670	504,626	14,833,737	2,683,829	9,194,964	2,328,677
13,642,434	214,230	20,761,970	6,834,406	11,229,146	3,249,144

(463,461)	(206,602)	(2,146,493)	(2,686,743)	(2,235,722)	(4,004,107)
—	—	—	—	—	(196,609)
(463,461)	(206,602)	(2,146,493)	(2,686,743)	(2,235,722)	(4,200,716)

68,419,538	—	23,547,004	52,210,852	—	151,028,379
(4,979,502)	(7,836,857)	(20,505,620)	(11,728,720)	(105,192,943)	—
63,440,036	(7,836,857)	3,041,384	40,482,132	(105,192,943)	151,028,379
76,619,009	(7,829,229)	21,656,861	44,629,795	(96,199,519)	150,076,807

7,695,194	15,524,423	64,842,405	20,212,610	271,754,560	121,677,753
$84,314,203	$7,695,194	$86,499,266	$64,842,405	$175,555,041	$271,754,560

200,002	400,002	1,700,002	550,002	4,850,002	2,250,002
1,250,000	—	500,000	1,450,000	—	2,600,000
(100,000)	(200,000)	(500,000)	(300,000)	(1,850,000)	—
1,350,002	200,002	1,700,002	1,700,002	3,000,002	4,850,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets (Continued)

	First Trust Switzerland AlphaDEX® Fund (FSZ)		First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
	Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024
OPERATIONS:
Net investment income (loss)	$1,099,183	$1,421,053	$211,150	$214,599
Net realized gain (loss)	14,038,282	3,305,109	1,479,607	683,529
Net increase from payment by the advisor	2,079	—	—	—
Net change in unrealized appreciation (depreciation)	1,735,689	(5,544,260)	1,292,200	(655,779)
Net increase (decrease) in net assets resulting from operations	16,875,233	(818,098)	2,982,957	242,349

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,197,488)	(1,453,362)	(257,673)	(278,153)
Return of capital	—	—	—	—
Total distributions to shareholders	(1,197,488)	(1,453,362)	(257,673)	(278,153)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	11,653,628	3,212,070	—	—
Cost of shares redeemed	(58,680,459)	(9,741,239)	—	(2,038,710)
Net increase (decrease) in net assets resulting from shareholder transactions	(47,026,831)	(6,529,169)	—	(2,038,710)
Total increase (decrease) in net assets	(31,349,086)	(8,800,629)	2,725,284	(2,074,514)

NET ASSETS:
Beginning of period	75,640,458	84,441,087	6,055,750	8,130,264
End of period	$44,291,372	$75,640,458	$8,781,034	$6,055,750

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,200,002	1,300,002	150,002	200,002
Shares sold	150,000	50,000	—	—
Shares redeemed	(800,000)	(150,000)	—	(50,000)
Shares outstanding, end of period	550,002	1,200,002	150,002	150,002
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)		First Trust Eurozone AlphaDEX® ETF (FEUZ)
Year Ended 12/31/2025	Year Ended 12/31/2024	Year Ended 12/31/2025	Year Ended 12/31/2024

$10,353,721	$9,981,095	$1,792,738	$1,002,138
14,479,214	14,390,438	3,705,333	3,166,644
—	—	—	—
9,676,036	(9,713,372)	15,523,328	(2,883,402)
34,508,971	14,658,161	21,021,399	1,285,380

(10,850,724)	(11,953,498)	(2,116,348)	(919,132)
—	—	—	—
(10,850,724)	(11,953,498)	(2,116,348)	(919,132)

12,345,804	2,115,682	69,823,441	43,729,596
(83,355,561)	(41,256,391)	(14,787,005)	(44,099,283)
(71,009,757)	(39,140,709)	55,036,436	(369,687)
(47,351,510)	(36,436,046)	73,941,487	(3,439)

289,904,975	326,341,021	18,203,142	18,206,581
$242,553,465	$289,904,975	$92,144,629	$18,203,142

7,550,002	8,550,002	450,002	450,002
300,000	50,000	1,350,000	1,050,000
(2,150,000)	(1,050,000)	(300,000)	(1,050,000)
5,700,002	7,550,002	1,500,002	450,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights
For a share outstanding throughout each period
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$27.59	$27.45	$25.58	$31.57	$32.25
Income from investment operations:
Net investment income (loss)	0.85 (a)	0.81 (a)	0.82 (a)	0.97	1.28
Net realized and unrealized gain (loss)	10.71	0.26	1.87	(5.88)	(0.37)
Total from investment operations	11.56	1.07	2.69	(4.91)	0.91
Distributions paid to shareholders from:
Net investment income	(1.76)	(0.93)	(0.79)	(1.08)	(1.59)
Return of capital	—	—	(0.03)	—	—
Total distributions	(1.76)	(0.93)	(0.82)	(1.08)	(1.59)
Net asset value, end of period	$37.39	$27.59	$27.45	$25.58	$31.57
Total return (b)	42.31%	3.84%	10.67%	(15.62)%	2.75%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$24,301	$13,793	$17,843	$11,511	$25,258
Ratio of total expenses to average net assets	0.81% (c)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.48%	2.89%	3.12%	3.63%	4.03%
Portfolio turnover rate (d)	104%	75%	90%	82%	102%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Europe AlphaDEX® Fund (FEP)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$35.92	$36.31	$32.38	$43.31	$38.50
Income from investment operations:
Net investment income (loss)	1.43 (a)	1.34 (a)	1.10 (a)	0.93	1.05
Net realized and unrealized gain (loss)	18.19	0.04	4.02	(10.90)	5.26
Total from investment operations	19.62	1.38	5.12	(9.97)	6.31
Distributions paid to shareholders from:
Net investment income	(1.79)	(1.77)	(1.19)	(0.96)	(1.50)
Net asset value, end of period	$53.75	$35.92	$36.31	$32.38	$43.31
Total return (b)	55.13%	3.71%	16.01%	(22.87)%	16.53%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$408,463	$185,010	$223,312	$254,167	$573,909
Ratio of total expenses to average net assets	0.81% (c)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.09%	3.57%	3.20%	3.23%	2.33%
Portfolio turnover rate (d)	92%	86%	101%	88%	105%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Latin America AlphaDEX® Fund (FLN)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.25	$20.76	$16.75	$17.35	$19.43
Income from investment operations:
Net investment income (loss)	0.99 (a)	0.67 (a)	0.92 (a)	0.98	0.89
Net realized and unrealized gain (loss)	7.26	(5.23)	3.96	(0.65)	(2.16)
Total from investment operations	8.25	(4.56)	4.88	0.33	(1.27)
Distributions paid to shareholders from:
Net investment income	(0.77)	(0.95)	(0.87)	(0.93)	(0.81)
Net asset value, end of period	$22.73	$15.25	$20.76	$16.75	$17.35
Total return (b)	54.67%	(22.67)%	29.64%	2.17%	(6.66)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$15,910	$12,964	$74,741	$70,358	$7,805
Ratio of total expenses to average net assets	0.81% (c)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	5.08%	3.45%	5.00%	7.82%	4.28%
Portfolio turnover rate (d)	100%	75%	99%	104%	91%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust China AlphaDEX® Fund (FCA)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$20.39	$18.57	$21.60	$27.57	$29.16
Income from investment operations:
Net investment income (loss)	0.69 (a)	0.72 (a)	1.10 (a)	1.28	1.22
Net realized and unrealized gain (loss)	7.99	2.14	(3.07)	(5.97)	(1.47)
Total from investment operations	8.68	2.86	(1.97)	(4.69)	(0.25)
Distributions paid to shareholders from:
Net investment income	(0.75)	(1.04)	(1.06)	(1.28)	(1.34)
Net asset value, end of period	$28.32	$20.39	$18.57	$21.60	$27.57
Total return (b)	42.95%	15.43%	(9.32)%	(17.10)%	(1.18)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$60,893	$47,908	$6,498	$7,560	$9,649
Ratio of total expenses to average net assets	0.81% (c)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.81%	3.72%	5.32%	5.19%	3.66%
Portfolio turnover rate (d)	101%	62%	113%	117%	166%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Japan AlphaDEX® Fund (FJP)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$52.00	$50.69	$42.88	$49.86	$51.42
Income from investment operations:
Net investment income (loss)	0.98 (a)	1.02 (a)	1.06 (a)	1.19	0.81
Net realized and unrealized gain (loss)	15.67	1.93	8.51	(7.23)	(1.16)
Total from investment operations	16.65	2.95	9.57	(6.04)	(0.35)
Distributions paid to shareholders from:
Net investment income	(1.80)	(1.64)	(1.76)	(0.94)	(1.21)
Net asset value, end of period	$66.85	$52.00	$50.69	$42.88	$49.86
Total return (b)	32.14%	5.84%	22.42%	(12.04)%	(0.69)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$207,223	$192,384	$187,538	$85,768	$34,901
Ratio of total expenses to average net assets	0.81% (c)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.64%	1.94%	2.21%	2.92%	1.53%
Portfolio turnover rate (d)	91%	82%	61%	79%	126%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$54.21	$52.61	$48.27	$60.64	$56.88
Income from investment operations:
Net investment income (loss)	1.59 (a)	1.65 (a)	1.56 (a)	1.67	1.52
Net realized and unrealized gain (loss)	26.23	2.05	5.07	(12.95)	4.55
Total from investment operations	27.82	3.70	6.63	(11.28)	6.07
Distributions paid to shareholders from:
Net investment income	(2.60)	(2.10)	(2.29)	(1.09)	(2.31)
Net asset value, end of period	$79.43	$54.21	$52.61	$48.27	$60.64
Total return (b)	51.78%	7.02%	13.89%	(18.57)%	10.70%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$789,234	$392,274	$409,639	$419,333	$414,579
Ratio of total expenses to average net assets	0.81% (c)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.33%	2.98%	3.05%	3.09%	2.42%
Portfolio turnover rate (d)	109%	97%	109%	95%	111%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Emerging Markets AlphaDEX® Fund (FEM)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.33	$22.22	$21.10	$26.24	$25.31
Income from investment operations:
Net investment income (loss)	0.82 (a)	1.00 (a)	1.15 (a)	1.34	1.11
Net realized and unrealized gain (loss)	5.01	(0.08)	1.07	(5.19)	0.90
Total from investment operations	5.83	0.92	2.22	(3.85)	2.01
Distributions paid to shareholders from:
Net investment income	(0.86)	(0.81)	(1.10)	(1.29)	(1.08)
Net asset value, end of period	$27.30	$22.33	$22.22	$21.10	$26.24
Total return (b)	26.35%	3.97%	10.87%	(14.33)%	7.90%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$477,720	$406,347	$416,555	$372,378	$436,915
Ratio of total expenses to average net assets	0.81% (c)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.31%	4.29%	5.40%	5.90%	4.03%
Portfolio turnover rate (d)	111%	94%	105%	106%	119%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Germany AlphaDEX® Fund (FGM)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$38.48	$38.81	$35.36	$53.78	$51.56
Income from investment operations:
Net investment income (loss)	0.58 (a)	0.78 (a)	0.74 (a)	1.77	0.91
Net realized and unrealized gain (loss)	23.80	(0.28) (b)	3.81	(18.27)	2.08
Total from investment operations	24.38	0.50	4.55	(16.50)	2.99
Distributions paid to shareholders from:
Net investment income	(0.41)	(0.83)	(1.10)	(1.92)	(0.77)
Net asset value, end of period	$62.45	$38.48	$38.81	$35.36	$53.78
Total return (c)	63.48%	1.39%	12.88%	(30.39)%	5.74%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$84,314	$7,695	$15,524	$14,144	$99,497
Ratio of total expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.03%	2.01%	1.95%	2.23%	1.67%
Portfolio turnover rate (d)	66%	92%	82%	152%	80%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust United Kingdom AlphaDEX® Fund (FKU)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$38.14	$36.75	$31.73	$43.97	$38.06
Income from investment operations:
Net investment income (loss)	1.26 (a)	1.09 (a)	1.05 (a)	1.54	1.29
Net realized and unrealized gain (loss)	12.95	1.85	5.37	(12.02)	5.93
Total from investment operations	14.21	2.94	6.42	(10.48)	7.22
Distributions paid to shareholders from:
Net investment income	(1.47)	(1.55)	(1.40)	(1.76)	(1.31)
Net asset value, end of period	$50.88	$38.14	$36.75	$31.73	$43.97
Total return (b)	37.60%	8.01%	20.59%	(23.52)%	19.10%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$86,499	$64,842	$20,213	$31,728	$98,943
Ratio of total expenses to average net assets	0.81% (c)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.83%	2.84%	3.08%	4.29%	3.34%
Portfolio turnover rate (d)	65%	46%	77%	98%	45%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust India NIFTY 50 Equal Weight ETF (NFTY)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$56.03	$54.08	$43.53	$48.23	$38.83
Income from investment operations:
Net investment income (loss)	0.71 (a)	0.15 (a)	0.31 (a)	0.22	0.48
Net realized and unrealized gain (loss)	2.50	2.70	10.31	(2.35)	9.65
Total from investment operations	3.21	2.85	10.62	(2.13)	10.13
Distributions paid to shareholders from:
Net investment income	(0.72)	—	—	(0.05)	(0.73)
Net realized gain	—	(0.86)	(0.07)	(2.52)	—
Return of capital	—	(0.04)	—	—	—
Total distributions	(0.72)	(0.90)	(0.07)	(2.57)	(0.73)
Net asset value, end of period	$58.52	$56.03	$54.08	$43.53	$48.23
Total return (b)	5.73%	5.27%	24.44%	(4.45)%	26.15%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$175,555	$271,755	$121,678	$73,999	$62,703
Ratio of total expenses to average net assets	0.81% (c)	0.81% (d)	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.23%	0.26%	0.68%	0.68%	0.95%
Portfolio turnover rate (e)	22%	30%	43%	56%	57%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
(d)	Includes other expenses. If these other expenses were not included, the expense ratio would have been 0.80%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Switzerland AlphaDEX® Fund (FSZ)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$63.03	$64.95	$54.42	$71.39	$60.85
Income from investment operations:
Net investment income (loss)	1.21 (a)	1.10 (a)	1.32 (a)	1.98	0.78
Net realized and unrealized gain (loss)	17.73 (b)	(1.89)	10.58	(17.03)	10.92
Total from investment operations	18.94	(0.79)	11.90	(15.05)	11.70
Distributions paid to shareholders from:
Net investment income	(1.44)	(1.13)	(1.37)	(1.92)	(1.16)
Net asset value, end of period	$80.53	$63.03	$64.95	$54.42	$71.39
Total return (c)	30.16% (b)	(1.25)%	22.07%	(20.88)%	19.34%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$44,291	$75,640	$84,441	$97,959	$99,943
Ratio of total expenses to average net assets	0.81% (d)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.65%	1.69%	2.20%	2.30%	1.25%
Portfolio turnover rate (e)	80%	71%	68%	64%	66%

(a)	Based on average shares outstanding.
(b)
The Fund received a payment from the advisor in the amount of $2,079 in connection with a trade error, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$40.37	$40.65	$37.67	$46.06	$42.72
Income from investment operations:
Net investment income (loss)	1.41 (a)	1.10 (a)	1.17 (a)	1.09	0.74
Net realized and unrealized gain (loss)	18.48	0.19	2.98	(8.09)	3.99
Total from investment operations	19.89	1.29	4.15	(7.00)	4.73
Distributions paid to shareholders from:
Net investment income	(1.72)	(1.57)	(1.17)	(1.39)	(1.39)
Net asset value, end of period	$58.54	$40.37	$40.65	$37.67	$46.06
Total return (b)	49.71%	3.14%	11.13%	(15.00)%	11.09%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,781	$6,056	$8,130	$7,535	$13,817
Ratio of total expenses to average net assets	0.81% (c)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.86%	2.66%	2.99%	2.88%	1.46%
Portfolio turnover rate (d)	119%	117%	124%	109%	116%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$38.40	$38.17	$38.78	$40.29	$41.24
Income from investment operations:
Net investment income (loss)	1.61 (a)	1.22 (a)	1.72 (a)	1.86	1.57
Net realized and unrealized gain (loss)	4.34	0.51	(0.54)	(1.60)	(0.01)
Total from investment operations	5.95	1.73	1.18	0.26	1.56
Distributions paid to shareholders from:
Net investment income	(1.80)	(1.50)	(1.79)	(1.77)	(2.51)
Net asset value, end of period	$42.55	$38.40	$38.17	$38.78	$40.29
Total return (b)	15.61%	4.43%	3.21%	1.36%	3.68%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$242,553	$289,905	$326,341	$166,753	$143,030
Ratio of total expenses to average net assets	0.81% (c)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.99%	3.09%	4.59%	4.60%	3.65%
Portfolio turnover rate (d)	114%	109%	124%	117%	127%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Eurozone AlphaDEX® ETF (FEUZ)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$40.45	$40.46	$36.04	$46.36	$42.10
Income from investment operations:
Net investment income (loss)	1.64 (a)	1.15 (a)	1.10 (a)	0.85	1.10
Net realized and unrealized gain (loss)	21.07	(0.36) (b)	4.52	(10.05)	4.32
Total from investment operations	22.71	0.79	5.62	(9.20)	5.42
Distributions paid to shareholders from:
Net investment income	(1.73)	(0.80)	(1.20)	(1.12)	(1.16)
Net asset value, end of period	$61.43	$40.45	$40.46	$36.04	$46.36
Total return (c)	56.57%	1.88%	15.71%	(19.65)%	12.90%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$92,145	$18,203	$18,207	$16,219	$81,135
Ratio of total expenses to average net assets	0.81% (d)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.01%	2.71%	2.84%	2.09%	2.27%
Portfolio turnover rate (e)	91%	77%	90%	56%	59%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2025

1. Organization
First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the fourteen funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Fund are listed and traded on Nasdaq, Inc. (“Nasdaq”).

First Trust Asia Pacific ex-Japan AlphaDEX® Fund – (ticker “FPA”)
First Trust Europe AlphaDEX® Fund – (ticker “FEP”)
First Trust Latin America AlphaDEX® Fund – (ticker “FLN”)
First Trust China AlphaDEX® Fund – (ticker “FCA”)
First Trust Japan AlphaDEX® Fund – (ticker “FJP”)
First Trust Developed Markets ex-US AlphaDEX® Fund – (ticker “FDT”)
First Trust Emerging Markets AlphaDEX® Fund – (ticker “FEM”)
First Trust Germany AlphaDEX® Fund – (ticker “FGM”)
First Trust United Kingdom AlphaDEX® Fund – (ticker “FKU”)
First Trust India NIFTY 50 Equal Weight ETF – (ticker “NFTY”)
First Trust Switzerland AlphaDEX® Fund – (ticker “FSZ”)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund – (ticker “FDTS”)
First Trust Emerging Markets Small Cap AlphaDEX® Fund – (ticker “FEMS”)
First Trust Eurozone AlphaDEX® ETF – (ticker “FEUZ”)
Each Fund operates as a diversified open-end management investment company as defined in section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	Nasdaq AlphaDEX® Asia Pacific Ex-JapanTM Index
First Trust Europe AlphaDEX® Fund	Nasdaq AlphaDEX® EuropeTM Index
First Trust Latin America AlphaDEX® Fund	Nasdaq AlphaDEX® Latin AmericaTM Index
First Trust China AlphaDEX® Fund	Nasdaq AlphaDEX® ChinaTM Index
First Trust Japan AlphaDEX® Fund	Nasdaq AlphaDEX® JapanTM Index
First Trust Developed Markets ex-US AlphaDEX® Fund	Nasdaq AlphaDEX® Developed Markets Ex-USTM Index
First Trust Emerging Markets AlphaDEX® Fund	Nasdaq AlphaDEX® Emerging MarketsTM Index
First Trust Germany AlphaDEX® Fund	Nasdaq AlphaDEX® GermanyTM Index
First Trust United Kingdom AlphaDEX® Fund	Nasdaq AlphaDEX® United KingdomTM Index
First Trust India NIFTY 50 Equal Weight ETF	NIFTY 50 Equal WeightTM Index
First Trust Switzerland AlphaDEX® Fund	Nasdaq AlphaDEX® SwitzerlandTM Index
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	Nasdaq AlphaDEX® Developed Markets Ex-US Small CapTM Index
First Trust Emerging Markets Small Cap AlphaDEX® Fund	Nasdaq AlphaDEX® Emerging Markets Small CapTM Index
First Trust Eurozone AlphaDEX® ETF	Nasdaq AlphaDEX® EurozoneTM Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2025
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2025
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of December 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2025
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2025
loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2025, FPA, FEP, FCA, FJP, FDT, FEM, FGM, FDTS, FEMS, and FEUZ had securities in the securities lending program. During the fiscal year ended December 31, 2025, FPA, FEP, FCA, FJP, FDT, FEM, FGM, FDTS, FEMS, and FEUZ participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
F. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year ended December 31, 2025, were received as collateral for lending securities.
G. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$1,068,374	$—	$—
First Trust Europe AlphaDEX® Fund	11,333,069	—	—
First Trust Latin America AlphaDEX® Fund	524,217	—	—
First Trust China AlphaDEX® Fund	1,415,517	—	—
First Trust Japan AlphaDEX® Fund	5,438,253	—	—
First Trust Developed Markets ex-US AlphaDEX® Fund	22,560,231	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2025
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Emerging Markets AlphaDEX® Fund	$14,715,812	$—	$—
First Trust Germany AlphaDEX® Fund	463,461	—	—
First Trust United Kingdom AlphaDEX® Fund	2,146,493	—	—
First Trust India NIFTY 50 Equal Weight ETF	2,235,722	—	—
First Trust Switzerland AlphaDEX® Fund	1,197,488	—	—
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	257,673	—	—
First Trust Emerging Markets Small Cap AlphaDEX® Fund	10,850,724	—	—
First Trust Eurozone AlphaDEX® ETF	2,116,348	—	—
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$466,052	$—	$—
First Trust Europe AlphaDEX® Fund	9,806,543	—	—
First Trust Latin America AlphaDEX® Fund	1,439,862	—	—
First Trust China AlphaDEX® Fund	313,487	—	—
First Trust Japan AlphaDEX® Fund	6,101,123	—	—
First Trust Developed Markets ex-US AlphaDEX® Fund	15,547,549	—	—
First Trust Emerging Markets AlphaDEX® Fund	14,849,591	—	—
First Trust Germany AlphaDEX® Fund	206,602	—	—
First Trust United Kingdom AlphaDEX® Fund	2,686,743	—	—
First Trust India NIFTY 50 Equal Weight ETF	2,979,680	1,024,427	196,609
First Trust Switzerland AlphaDEX® Fund	1,453,362	—	—
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	278,153	—	—
First Trust Emerging Markets Small Cap AlphaDEX® Fund	11,953,498	—	—
First Trust Eurozone AlphaDEX® ETF	919,132	—	—
As of December 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$240,346	$(13,485,508)	$2,987,148
First Trust Europe AlphaDEX® Fund	429,580	(215,799,543)	73,251,579
First Trust Latin America AlphaDEX® Fund	311,194	(44,918,803)	3,392,357
First Trust China AlphaDEX® Fund	—	(7,888,476)	9,991,110
First Trust Japan AlphaDEX® Fund	362,062	(53,732,193)	41,671,521
First Trust Developed Markets ex-US AlphaDEX® Fund	3,083,777	(231,043,502)	119,692,021
First Trust Emerging Markets AlphaDEX® Fund	625,265	(170,089,558)	46,202,584
First Trust Germany AlphaDEX® Fund	—	(31,473,752)	10,671,917
First Trust United Kingdom AlphaDEX® Fund	40,060	(53,790,958)	15,791,008
First Trust India NIFTY 50 Equal Weight ETF	868,042	—	(32,806,315)
First Trust Switzerland AlphaDEX® Fund	263,611	(22,612,504)	4,077,563
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	16,439	(3,421,264)	1,156,483
First Trust Emerging Markets Small Cap AlphaDEX® Fund	835,443	(35,419,171)	10,042,032
First Trust Eurozone AlphaDEX® ETF	31,263	(21,531,249)	13,912,943

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2025
H. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
Capital Gains. India’s Finance Act, 2024 (“Finance Act, 2024”) was enacted into law on July 23, 2024, and amongst the other provisions, it increased long-term and short-term capital gain rates on sales of Indian securities, effective that date. As per the amended provisions, the long-term capital gains on the sale of listed shares (sold on a recognized stock exchange and where Securities Transaction Tax (“STT”) is paid) in excess of INR 0.125 million are taxed at the rate of 12.5% (plus applicable surcharge and cess), increased from 10% (plus applicable surcharge and cess), subject to satisfaction of certain conditions. As a grandfathering measure, the cost of acquisition for the purpose of calculation of long-term capital asset acquired before February 1, 2018 shall be deemed to be the higher of the following: (a) the actual cost of acquisition of such asset; and (b) lower of (i) the fair market value of such asset as on January 31, 2018 and (ii) full value of consideration as received on its transfer/disposal of the equity shares. The highest effective tax rate on long-term capital gains earned by a Fund could be 14.95% in the case of a non-corporate entity and 13.65% in the case of a corporate entity.
In the case of the sale of listed shares (sold on a recognized stock exchange and where STT is paid) held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 20% (plus applicable surcharge and cess), increased from 15% (plus applicable surcharge and cess), provided the shares are sold on the stock exchange and subjected to STT. The highest effective tax rate on short-term capital gains earned by a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity.
Short-term capital loss can be set-off against both short-term capital gains and long-term capital gains. However, long-term capital loss can be set-off only against long-term capital gains. The unabsorbed (remaining loss after setting off loss during the year against income of the year) short-term and long-term capital loss can be carried forward for immediately succeeding 8 (eight) assessment years.
Buy back. Finance Act, 2024 has amended the provisions for taxation of buyback of shares and provided that the gains arising on buyback of shares will be considered as deemed dividend in the hands of the shareholder and taxed accordingly. (Prior to enactment of Finance Act, 2024, the shareholders were exempt from tax on any income arising on buyback and distribution tax at the rate of 20% plus applicable surcharge and cess was payable by the Indian Company on buyback of shares). Further, the cost of acquisition in relation to buyback of shares shall be considered as capital loss in the hands of shareholder and the capital loss can be set off against the capital gain income.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains continue to be taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess).
Dividend income. The dividend income earned by a Fund from Indian Companies shall be chargeable to tax at the rate of 20% (plus applicable surcharge and cess). The highest effective tax rate on dividend income arising to a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity. Note that a Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Interest income. Interest Income received from the Indian Investee Company shall be continued to be chargeable to tax at the rate of 20% (plus applicable surcharge and cess).
Other income. Any other income (other than capital gain, dividend, interest) earned by a Fund shall be chargeable to tax at the rate of 35% (earlier taxable at the rate of 40%) (plus applicable surcharge and cess).

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2025
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
Each Fund has adopted the FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The following Fund paid income taxes in foreign jurisdictions during the fiscal year ended December 31, 2025. Cash paid for income taxes, net of refunds received, were as follows:

Income taxes by foreign jurisdiction:	NFTY
India	$3,890,682
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of December 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$13,485,508
First Trust Europe AlphaDEX® Fund	215,799,543
First Trust Latin America AlphaDEX® Fund	44,918,803
First Trust China AlphaDEX® Fund	7,888,476
First Trust Japan AlphaDEX® Fund	53,732,193
First Trust Developed Markets ex-US AlphaDEX® Fund*	231,043,502
First Trust Emerging Markets AlphaDEX® Fund	170,089,558
First Trust Germany AlphaDEX® Fund	31,473,752
First Trust United Kingdom AlphaDEX® Fund	53,790,958
First Trust India NIFTY 50 Equal Weight ETF	—
First Trust Switzerland AlphaDEX® Fund	22,612,504
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	3,421,264
First Trust Emerging Markets Small Cap AlphaDEX® Fund	35,419,171
First Trust Eurozone AlphaDEX® ETF	21,531,249

*
$68,891,585 of First Trust Developed Markets ex-US AlphaDEX® Fund’s non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of
$96,428 per year.

During the taxable year ended December 31, 2025, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Utilized
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$2,344,452
First Trust Europe AlphaDEX® Fund	33,050,132
First Trust Latin America AlphaDEX® Fund	620,932

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2025
Capital Loss Utilized
First Trust China AlphaDEX® Fund	$2,610,144
First Trust Japan AlphaDEX® Fund	5,813,431
First Trust Developed Markets ex-US AlphaDEX® Fund	87,440,363
First Trust Emerging Markets AlphaDEX® Fund	36,540,160
First Trust Germany AlphaDEX® Fund	1,060,090
First Trust United Kingdom AlphaDEX® Fund	21,500
First Trust Switzerland AlphaDEX® Fund	3,333,750
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	1,446,606
First Trust Emerging Markets Small Cap AlphaDEX® Fund	7,665,090
First Trust Eurozone AlphaDEX® ETF	1,239,617
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2025, the Funds had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended December 31, 2025, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$143,727	$(314,131)	$170,404
First Trust Europe AlphaDEX® Fund	1,627,242	(1,896,787)	269,545
First Trust Latin America AlphaDEX® Fund	13,257	15,170	(28,427)
First Trust China AlphaDEX® Fund	51,865	(1,541,694)	1,489,829
First Trust Japan AlphaDEX® Fund	917,211	(6,185,688)	5,268,477
First Trust Developed Markets ex-US AlphaDEX® Fund	4,873,672	(5,674,501)	800,829
First Trust Emerging Markets AlphaDEX® Fund	(207,626)	(957,810)	1,165,436
First Trust Germany AlphaDEX® Fund	5,160	(1,176,060)	1,170,900
First Trust United Kingdom AlphaDEX® Fund	380,109	(4,185,687)	3,805,578
First Trust India NIFTY 50 Equal Weight ETF	(927,230)	(514,675)	1,441,905
First Trust Switzerland AlphaDEX® Fund	23,637	(10,560,433)	10,536,796
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	30,410	(30,410)	—
First Trust Emerging Markets Small Cap AlphaDEX® Fund	2,723,263	(6,861,075)	4,137,812
First Trust Eurozone AlphaDEX® ETF	181,763	(2,584,996)	2,403,233
As of December 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$21,671,869	$4,093,700	$(1,106,428)	$2,987,272
First Trust Europe AlphaDEX® Fund	343,908,213	82,327,442	(9,165,374)	73,162,068
First Trust Latin America AlphaDEX® Fund	12,313,807	3,541,267	(148,698)	3,392,569
First Trust China AlphaDEX® Fund	56,263,585	12,617,418	(2,626,677)	9,990,741

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2025
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Japan AlphaDEX® Fund	$186,298,379	$47,680,004	$(6,007,608)	$41,672,396
First Trust Developed Markets ex-US AlphaDEX® Fund	708,094,374	138,440,823	(18,807,329)	119,633,494
First Trust Emerging Markets AlphaDEX® Fund	455,393,477	83,707,653	(37,564,696)	46,142,957
First Trust Germany AlphaDEX® Fund	77,491,609	14,138,806	(3,471,934)	10,666,872
First Trust United Kingdom AlphaDEX® Fund	70,464,971	19,578,137	(3,790,345)	15,787,792
First Trust India NIFTY 50 Equal Weight ETF	142,664,834	45,213,360	(7,818,660)	37,394,700
First Trust Switzerland AlphaDEX® Fund	38,608,004	6,549,800	(2,695,092)	3,854,708
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	7,905,533	1,565,524	(409,062)	1,156,462
First Trust Emerging Markets Small Cap AlphaDEX® Fund	243,612,497	34,575,627	(24,549,312)	10,026,315
First Trust Eurozone AlphaDEX® ETF	80,589,399	15,979,786	(2,074,609)	13,905,177
I. Expenses
Expenses that are directly related to the Funds are charged to First Trust pursuant to the Investment Management Agreement, with the exception of the advisory fees, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund.
First Trust Portfolios L.P. (“FTP”) has entered into licensing agreements with Nasdaq (“Licensor”) for all the Funds except NFTY and with NSE Indices Limited (“NSE”) for NFTY (Nasdaq and NSE collectively, the “Licensors”). The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensors. The Funds are sub-licensees to the applicable license agreements.
J. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee for each Fund. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, acquired fund fees and expenses, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2025
Breakpoints
Fund net assets up to and including $2.5 billion	0.80%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.78%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.76%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.74%
Fund net assets greater than $10 billion	0.72%
During the fiscal year ended December 31, 2025, FSZ received a payment from the Advisor in the amount of $2,079 in connection with a trade error.
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended December 31, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$22,963,830	$19,924,909
First Trust Europe AlphaDEX® Fund	259,617,407	258,964,743
First Trust Latin America AlphaDEX® Fund	13,500,670	14,953,628
First Trust China AlphaDEX® Fund	64,716,565	48,114,807
First Trust Japan AlphaDEX® Fund	165,048,130	167,886,696
First Trust Developed Markets ex-US AlphaDEX® Fund	627,668,212	597,726,461
First Trust Emerging Markets AlphaDEX® Fund	469,654,888	468,684,513
First Trust Germany AlphaDEX® Fund	29,738,176	29,404,904
First Trust United Kingdom AlphaDEX® Fund	43,328,725	43,601,308
First Trust India NIFTY 50 Equal Weight ETF	47,818,949	156,169,505
First Trust Switzerland AlphaDEX® Fund	50,865,599	52,467,781
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	8,772,312	8,813,663
First Trust Emerging Markets Small Cap AlphaDEX® Fund	295,454,823	319,715,830
First Trust Eurozone AlphaDEX® ETF	52,710,545	52,700,849
For the fiscal year ended December 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$3,014,052	$1,250,449
First Trust Europe AlphaDEX® Fund	119,997,356	1,893,427
First Trust Latin America AlphaDEX® Fund	1,087,774	1,916,570
First Trust China AlphaDEX® Fund	—	17,511,453

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2025
	Purchases	Sales
First Trust Japan AlphaDEX® Fund	$15,132,607	$44,176,128
First Trust Developed Markets ex-US AlphaDEX® Fund	168,311,528	9,703,477
First Trust Emerging Markets AlphaDEX® Fund	4,002,958	19,058,012
First Trust Germany AlphaDEX® Fund	68,021,313	4,963,647
First Trust United Kingdom AlphaDEX® Fund	23,430,645	20,397,303
First Trust India NIFTY 50 Equal Weight ETF	—	—
First Trust Switzerland AlphaDEX® Fund	11,259,723	57,106,103
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	—	—
First Trust Emerging Markets Small Cap AlphaDEX® Fund	4,824,497	52,960,158
First Trust Eurozone AlphaDEX® ETF	69,435,971	14,720,927
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2027.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2025
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded AlphaDEX® Fund II:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust Asia Pacific ex-Japan AlphaDEX® Fund, First Trust Europe AlphaDEX® Fund, First Trust Latin America AlphaDEX® Fund, First Trust China AlphaDEX® Fund, First Trust Japan AlphaDEX® Fund, First Trust Developed Markets ex-US AlphaDEX® Fund, First Trust Emerging Markets AlphaDEX® Fund, First Trust Germany AlphaDEX® Fund, First Trust United Kingdom AlphaDEX® Fund, First Trust India NIFTY 50 Equal Weight ETF, First Trust Switzerland AlphaDEX® Fund, First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund, First Trust Emerging Markets Small Cap AlphaDEX® Fund, and First Trust Eurozone AlphaDEX® ETF (the “Funds”), each a series of First Trust Exchange-Traded AlphaDEX® Fund II, including the portfolios of investments, as of December 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
February 25, 2026
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended December 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	38,976,859 237,703
Thomas J. Driscoll** Votes For Votes Withheld	38,985,927 228,635
Richard E. Erickson* Votes For Votes Withheld	38,919,842 294,720
Thomas R. Kadlec* Votes For Votes Withheld	38,922,790 291,772
Denise M. Keefe*** Votes For Votes Withheld	38,970,840 243,722
Robert F. Keith* Votes For Votes Withheld	38,925,157 289,405
Niel B. Nielson* Votes For Votes Withheld	38,926,741 287,821
Bronwyn Wright*** Votes For Votes Withheld	23,785,561 15,429,001

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded AlphaDEX® Fund II funds it manages (the “Funds”) in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2025 (Unaudited)
Managers Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2025, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $1,016,919. This figure is comprised of $28,929 paid (or to be paid) in fixed compensation and $987,990 paid (or to be paid) in variable compensation. There were a total of 23 beneficiaries of the remuneration described above. Those amounts include $522,977 paid (or to be paid) to senior management of First Trust Advisors L.P. and $493,942 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.
Federal Tax Information
For the taxable year ended December 31, 2025, none of the income dividends paid by the Funds qualify for the dividends received deduction available to corporations.
For the taxable year ended December 31, 2025, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

Qualified Dividend Income
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	22.63%
First Trust Europe AlphaDEX® Fund	75.17%
First Trust Latin America AlphaDEX® Fund	13.76%
First Trust China AlphaDEX® Fund	65.21%
First Trust Japan AlphaDEX® Fund	57.48%
First Trust Developed Markets ex-US AlphaDEX® Fund	45.21%
First Trust Emerging Markets AlphaDEX® Fund	64.64%
First Trust Germany AlphaDEX® Fund	86.69%
First Trust United Kingdom AlphaDEX® Fund	100.00%
First Trust India NIFTY 50 Equal Weight ETF	71.49%
First Trust Switzerland AlphaDEX® Fund	100.00%

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
December 31, 2025 (Unaudited)
Qualified Dividend Income
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	75.94%
First Trust Emerging Markets Small Cap AlphaDEX® Fund	38.60%
First Trust Eurozone AlphaDEX® ETF	78.16%
For the tax year ended December 31, 2025, the First Trust India NIFTY 50 Equal Weight ETF designated $1,441,905, or amounts necessary, as long-term capital gain. During the tax year, Fund shareholders redeemed amounts in excess of long-term capital gain and of these proceeds, $1,441,905, or amounts necessary, represents long-term capital gain from the Fund.
The following Funds meet the requirements of Section 853 of the Internal Revenue Code of 1986, as amended, and elect to pass through to their shareholders credit for foreign taxes paid. For the taxable year ended December 31, 2025, the total amounts of income received by the Funds from sources within foreign countries and possessions of the United States and of taxes paid to such countries are as follows:

	Gross Foreign Income		Foreign Taxes Paid
	Amount	Per Share	Amount	Per Share
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$621,969	$0.96	$29,436	$0.05
First Trust Europe AlphaDEX® Fund	9,271,588	1.22	34,831	0.00 *
First Trust Latin America AlphaDEX® Fund	842,152	1.20	29,494	0.04
First Trust China AlphaDEX® Fund	1,524,020	0.71	100,862	0.05
First Trust Japan AlphaDEX® Fund	3,803,622	1.23	380,141	0.12
First Trust Developed Markets ex-US AlphaDEX® Fund	15,554,641	1.57	1,099,682	0.11
First Trust Emerging Markets AlphaDEX® Fund	18,888,179	1.08	1,705,971	0.10
First Trust Germany AlphaDEX® Fund	886,467	0.66	74,645	0.06
First Trust United Kingdom AlphaDEX® Fund	2,433,659	1.43	14,159	0.01
First Trust India NIFTY 50 Equal Weight ETF	5,105,777	1.70	3,890,682	1.30
First Trust Switzerland AlphaDEX® Fund	1,870,150	3.40	235,084	0.43
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	290,611	1.94	30,265	0.20
First Trust Emerging Markets Small Cap AlphaDEX® Fund	13,085,358	2.30	1,057,845	0.19
First Trust Eurozone AlphaDEX® ETF	2,038,080	1.36	154,173	0.10
* Amount is less than $0.01.
Disclaimers
Nasdaq® and Nasdaq AlphaDEX® Asia Pacific Ex-JapanTM Index, Nasdaq AlphaDEX® EuropeTM Index, Nasdaq AlphaDEX® Latin AmericaTM Index, Nasdaq AlphaDEX® ChinaTM Index, Nasdaq AlphaDEX® JapanTM Index, Nasdaq AlphaDEX® Developed Markets Ex-USTM Index, Nasdaq AlphaDEX® Emerging MarketsTM Index, Nasdaq AlphaDEX® GermanyTM Index, Nasdaq AlphaDEX® United KingdomTM Index, Nasdaq AlphaDEX® SwitzerlandTM Index, Nasdaq AlphaDEX® Developed Markets Ex-US Small CapTM Index, Nasdaq AlphaDEX® Emerging Markets Small CapTM Index and Nasdaq AlphaDEX® EurozoneTM Index (“the Nasdaq Indices”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indices. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
The First Trust India NIFTY 50 Equal Weight ETF (the “Product”) offered by First Trust is not sponsored, endorsed, sold or promoted by NSE INDICES LIMITED (formerly known as India Index Services & Products Limited (IISL)). NSE INDICES LIMITED does not make any representation or warranty, express or implied (including warranties of merchantability or fitness for particular purpose or use) and disclaims all liability to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product linked to the NIFTY 50 Equal Weight Index or particularly in the ability of the NIFTY 50 Equal Weight Index to track general stock market performance in India. Please read the full Disclaimers in relation to the NIFTY 50 Equal Weight Index in the Prospectus and Statement of Additional Information.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded AlphaDEX® Fund II
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 9, 2026
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	March 9, 2026

* Print the name and title of each signing officer under his or her signature.